UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2720

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

Spartan®
Michigan Municipal Income
Fund

and

Fidelity ®
Michigan Municipal Money
Market Fund

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Michigan Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Spartan Michigan Municipal Income Fund
Actual	$ 1,000.00	$ 1,023.40	$ 2.51
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51
Fidelity Michigan Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,008.70	$ 2.74
HypotheticalA	$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period

Annualized Expense Ratio
Spartan Michigan Municipal Income Fund	.50%
Fidelity Michigan Municipal Money Market Fund	.55%

Semiannual Report

Spartan Michigan Municipal Income Fund

Investment Changes

Top Five Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	45.6	50.7
Escrowed/Pre-Refunded	18.9	10.4
Water & Sewer	12.0	11.6
Health Care	7.3	8.6
Electric Utilities	5.0	5.1
Average Years to Maturity as of June 30, 2005
		6 months ago
Years	10.9	12.2
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of June 30, 2005
6 months ago
Years	6.1	6.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
AAA 67.5%	AAA 65.9%
AA,A 29.5%	AA,A 31.0%
BBB 1.8%	BBB 0.9%
Not Rated 0.0%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 2.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Spartan Michigan Municipal Income Fund

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value (Note 1)
Michigan - 97.1%
Anchor Bay School District 2000 School Bldg. & Site Series III, 5.25% 5/1/31	$ 9,300,000	$ 9,889,713
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (d)	3,016,000	3,958,983
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,161,960
Birmingham County School District Series II, 5.25% 11/1/19	1,200,000	1,310,796
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	6,758,499
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,166,714
Caladonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17	1,370,000	1,518,851
5.25% 5/1/18	1,100,000	1,214,004
5.5% 5/1/26 (Pre-Refunded to 5/1/10 @ 100) (d)	3,000,000	3,325,560
Carman-Ainsworth Cmnty. School District:
5% 5/1/14 (FSA Insured) (a)	1,765,000	1,961,497
5% 5/1/16 (FSA Insured) (a)	1,000,000	1,108,780
5% 5/1/17 (FSA Insured) (a)	2,065,000	2,277,076
5.5% 5/1/14 (Pre-Refunded to 5/1/12 @ 100) (d)	1,755,000	1,998,155
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (d)	1,850,000	2,106,318
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (d)	1,000,000	1,138,550
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (d)	2,060,000	2,345,413
5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (d)	2,175,000	2,476,346
5.5% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (d)	2,000,000	2,277,100
Charles Stewart Mott Cmnty. College 5% 5/1/17 (MBIA Insured)	1,675,000	1,847,023
Chippewa Valley Schools:
Series I, 5.375% 5/1/17 (Pre-Refunded to 5/1/11 @ 100) (d)	1,000,000	1,118,550
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (d)	1,125,000	1,280,869
Clarkston Cmnty. Schools:
5.375% 5/1/21	1,950,000	2,178,326
5.375% 5/1/22	1,150,000	1,282,998
Comstock Park Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,107,910
Constantine Pub. Schools:
5% 5/1/25 (Pre-Refunded to 11/1/12 @ 100) (d)	2,250,000	2,378,250
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (d)	1,220,000	1,392,349
5.5% 5/1/19 (Pre-Refunded to 11/1/12 @ 100) (d)	1,245,000	1,420,881
5.5% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)	1,245,000	1,420,881
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (d)	1,250,000	1,426,588
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Crawford AuSable School District (School Bldg. & Site Proj.) Series 2001, 5.625% 5/1/18 (Pre-Refunded to 5/1/11 @ 100) (d)	$ 1,100,000	$ 1,241,801
Detroit City School District:
Series A:
5.5% 5/1/11 (FSA Insured)	2,000,000	2,244,640
5.5% 5/1/16 (FSA Insured)	1,500,000	1,682,460
5.5% 5/1/17 (FGIC Insured)	3,015,000	3,393,473
5.5% 5/1/18 (FGIC Insured)	2,000,000	2,240,960
5.5% 5/1/18 (FSA Insured)	1,000,000	1,116,490
5.5% 5/1/20 (FSA Insured)	3,000,000	3,336,030
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,437,986
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	3,000,000	3,297,480
5% 9/30/12 (MBIA Insured)	3,000,000	3,317,520
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC Insured)	4,525,000	4,898,132
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,553,695
Series B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	2,205,960
5.5% 4/1/17 (MBIA Insured)	2,615,000	2,878,801
5.5% 4/1/19 (MBIA Insured)	1,500,000	1,677,735
5.5% 4/1/20 (MBIA Insured)	1,250,000	1,393,963
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (b)	10,000,000	10,682,400
Series A:
0% 7/1/14 (FGIC Insured)	6,730,000	4,731,325
5.125% 7/1/31 (FGIC Insured)	8,020,000	8,461,100
Detroit Wtr. Supply Sys. Rev.:
Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	6,390,000	6,825,479
Series A:
5.5% 7/1/15 (Pre-Refunded to 1/1/10 @ 101) (d)	3,675,000	4,088,438
5.75% 7/1/11 (MBIA Insured)	3,050,000	3,474,194
5.875% 7/1/29 (Pre-Refunded to 1/1/10 @ 101) (d)	3,085,000	3,480,281
Series B:
5.25% 7/1/17 (MBIA Insured)	2,760,000	3,065,532
5.5% 7/1/33 (FGIC Insured)	10,000,000	11,016,200
6.5% 7/1/15 (FGIC Insured)	6,025,000	7,445,514
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	$ 1,955,000	$ 2,113,687
Dundee Cmnty. School District:
Series 2000, 5.375% 5/1/27 (Pre-Refunded to 5/1/10 @ 100) (d)	1,195,000	1,320,857
5.375% 5/1/19 (Pre-Refunded to 5/1/10 @ 100) (d)	1,000,000	1,105,320
East China School District 5.5% 5/1/17 (Pre-Refunded to 11/1/11 @ 100) (d)	1,775,000	2,006,815
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)	1,425,000	1,559,876
5% 5/1/17 (FSA Insured)	1,985,000	2,163,531
5.5% 5/1/17	1,690,000	1,858,071
Eastern Michigan Univ. Revs. Series 2000 B:
5.5% 6/1/20 (FGIC Insured)	2,230,000	2,430,299
5.625% 6/1/30 (FGIC Insured)	1,250,000	1,378,738
Farmington Pub. School District 5% 5/1/18 (FSA Insured)	4,500,000	4,927,275
Fenton Area Pub. Schools 5% 5/1/14 (FGIC Insured)	1,775,000	1,958,446
Ferris State Univ. Rev.:
5% 10/1/16 (MBIA Insured) (a)	1,255,000	1,379,521
5% 10/1/17 (MBIA Insured) (a)	1,320,000	1,443,420
Flushing Cmnty. Schools:
5.25% 5/1/17	1,000,000	1,108,650
5.25% 5/1/18	1,030,000	1,136,749
Fraser Pub. School District:
5% 5/1/16 (FSA Insured)	1,055,000	1,166,092
5% 5/1/17 (FSA Insured)	1,615,000	1,780,861
Genesee County Gen. Oblig. Series A:
5% 5/1/17 (MBIA Insured)	1,355,000	1,482,506
5% 5/1/18 (MBIA Insured)	1,505,000	1,637,621
Gibraltar School District:
5% 5/1/16 (FSA Insured)	1,230,000	1,353,135
5% 5/1/17 (FSA Insured)	1,230,000	1,345,743
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (d)	1,200,000	1,369,524
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (d)	1,200,000	1,369,524
Grand Blanc Cmnty. Schools 5.5% 5/1/13 (FGIC Insured)	1,000,000	1,119,070
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (MBIA Insured)	3,160,000	2,545,096
Grand Rapids Wtr. Supply Sys. 5.75% 1/1/11 (FGIC Insured)	2,000,000	2,262,260
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Greater Detroit Resource Recovery Auth. Rev. Series A, 6.25% 12/13/07 (AMBAC Insured)	$ 3,000,000	$ 3,245,700
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC Insured)	1,500,000	1,548,015
Haslett Pub. Schools 5% 5/1/16 (MBIA Insured)	1,100,000	1,210,121
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	1,130,000	955,087
Hudsonville Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,100,110
Huron School District 5.625% 5/1/16 (FSA Insured)	1,050,000	1,170,593
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	2,500,000	2,113,025
0% 5/1/11 (FGIC Insured)	5,830,000	4,712,564
0% 5/1/12 (FGIC Insured)	1,420,000	1,094,096
5.25% 5/1/16	2,450,000	2,728,541
5.5% 5/1/18 (Pre-Refunded to 11/1/11 @ 100) (d)	2,525,000	2,854,765
Ingham, Eaton and Clinton Counties Lansing School District:
5% 5/1/19	4,450,000	4,818,994
5% 5/1/20	1,000,000	1,078,270
Jonesville Cmnty. Schools 5.75% 5/1/17 (Pre-Refunded to 5/1/09 @ 100) (d)	1,150,000	1,267,634
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	3,685,000	4,295,715
(Spectrum Health Proj.) Series A:
5.375% 1/15/11	2,420,000	2,563,772
5.375% 1/15/12	2,505,000	2,661,237
L'Anse Creuse Pub. Schools:
5.375% 5/1/18	1,000,000	1,119,410
5.375% 5/1/20	1,000,000	1,118,040
Lake Orion Cmnty. School District 5.25% 5/1/27 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,150,000	1,234,284
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,304,120
Lawton Cmnty. Schools 5.5% 5/1/19 (Pre-Refunded to 11/1/11 @ 100) (d)	1,050,000	1,187,130
Livonia Muni. Bldg. Auth. 5% 5/1/17 (FGIC Insured)	1,100,000	1,160,544
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (d)	8,480,000	3,142,434
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series III, 5% 10/15/10 (MBIA Insured)	1,000,000	1,089,730
Michigan Comprehensive Trans. Rev. Series B:
5.25% 5/15/11 (FSA Insured)	1,475,000	1,636,970
5.25% 5/15/16 (Pre-Refunded to 5/15/12 @ 100) (d)	3,850,000	4,327,362
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (AMBAC Insured)	$ 3,000,000	$ 3,340,140
Michigan Gen. Oblig. (Envir. Protection Prog.) 6.25% 11/1/12	2,665,000	3,064,137
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (c)	3,000,000	3,150,930
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A:
5%, tender 4/1/11 (b)	2,030,000	2,180,342
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (d)	10,645,000	11,996,363
6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (d)	3,070,000	3,475,271
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	497,156
5.5% 3/1/14	1,300,000	1,414,088
5.5% 3/1/15	1,985,000	2,153,169
(Daughters of Charity Health Sys. Proj.) 5.5% 11/1/05 (Escrowed to Maturity) (d)	520,000	524,987
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (d)	1,000,000	1,061,920
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14	2,000,000	2,194,600
Series A, 6% 11/15/19	1,945,000	2,086,363
6% 9/1/12 (AMBAC Insured)	1,500,000	1,741,575
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (d)	2,500,000	2,569,250
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (d)	2,195,000	2,264,296
5.375% 8/15/26 (Escrowed to Maturity) (d)	2,450,000	2,517,865
6% 8/15/08 (Escrowed to Maturity) (d)	1,130,000	1,181,765
6% 8/15/10 (Escrowed to Maturity) (d)	1,265,000	1,325,796
Series R, 5.375% 8/15/16 (Escrowed to Maturity) (d)	2,500,000	2,572,000
(MidMichigan Health Obligated Group Prog.) Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,216,400
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,280,440
(Saint John Hosp. & Med. Ctr. Proj.) Series A, 6% 5/15/09 (Escrowed to Maturity) (d)	1,710,000	1,898,818
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (d)	570,000	607,808
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: - continued
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21	$ 1,435,000	$ 1,555,784
5.625% 11/15/31	4,500,000	4,798,035
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,706,229
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	4,000,000	4,393,280
(Local Govt. Ln. Prog.):
Series A:
0% 12/1/07 (FGIC Insured)	5,340,000	4,960,700
4.75% 12/1/09 (FGIC Insured)	6,000,000	6,020,100
Series CA:
0% 6/15/07 (FSA Insured)	5,165,000	4,876,690
0% 6/15/13 (FSA Insured)	3,850,000	2,832,984
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,035,952
7.5% 11/1/09 (AMBAC Insured)	20,000	20,109
Series C, 5% 5/1/11	2,085,000	2,283,909
5% 10/1/23	5,000,000	5,312,950
5.375% 10/1/19	1,980,000	2,214,056
Michigan Pub. Pwr. Agcy. Rev. (Belle River Proj.) Series A, 5.25% 1/1/09 (MBIA Insured)	2,000,000	2,151,320
Michigan Strategic Fund Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 3.75%, tender 8/1/07 (b)(c)	3,000,000	3,021,960
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (c)	1,000,000	1,071,290
Series AA, 6.4% 9/1/25 (MBIA Insured)	5,000,000	5,127,300
Series BB:
7% 7/15/08 (MBIA Insured)	2,200,000	2,453,330
7% 5/1/21 (AMBAC Insured)	8,520,000	11,398,311
Michigan Strategic Fund Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 12/1/05 (b)(c)	2,155,000	2,162,758
Michigan Trunk Line:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	2,882,801
5.5% 11/1/16	3,000,000	3,510,690
5.25% 10/1/16 (FSA Insured)	3,000,000	3,336,930
Mona Shores School District 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,570,338
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Montague Pub. School District:
5.5% 5/1/16	$ 1,005,000	$ 1,111,419
5.5% 5/1/17	1,005,000	1,109,621
5.5% 5/1/19	1,090,000	1,200,243
Morenci Area Schools 5.25% 5/1/21 (MBIA Insured)	1,410,000	1,537,929
Mount Clemens Cmnty. School District:
0% 5/1/17	5,000,000	2,398,850
5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (d)	1,000,000	1,130,600
Muskegon Heights Wtr. Sys. Rev. Series 2000 A:
5.625% 11/1/20 (MBIA Insured)	2,075,000	2,298,893
5.625% 11/1/30 (MBIA Insured)	1,550,000	1,710,100
New Haven Cmnty. Schools 5.25% 5/1/18	1,175,000	1,293,945
Northville Pub. Schools:
Series II:
5% 5/1/15 (FSA Insured) (a)	1,525,000	1,686,909
5% 5/1/16 (FSA Insured) (a)	1,475,000	1,622,662
5% 5/1/17 (FSA Insured)	3,675,000	4,036,363
Northwestern Michigan Cmnty. College Impt.:
5.5% 4/1/14 (FGIC Insured)	285,000	309,698
5.5% 4/1/14 (Pre-Refunded to 10/1/09 @ 100) (d)	1,730,000	1,902,204
5.5% 4/1/15 (FGIC Insured)	170,000	184,521
5.5% 4/1/15 (Pre-Refunded to 10/1/09 @ 100) (d)	1,025,000	1,127,029
Northwestern Michigan College Gen. Oblig. 5% 4/1/14 (AMBAC Insured)	2,000,000	2,220,840
Oakland Univ. Rev. 5% 5/15/12 (AMBAC Insured)	1,020,000	1,122,979
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	1,926,225
0% 5/1/13 (MBIA Insured)	1,700,000	1,256,844
Ovid-Elsie Area Schools Counties of Clinton, Shawassee, Saginaw and Gratiot 5% 5/1/18	1,515,000	1,633,155
Paw Paw Pub. School District 5.25% 5/1/25 (Pre-Refunded to 5/1/10 @ 100) (d)	4,100,000	4,508,975
Petoskey Pub. School District:
5% 5/1/14 (MBIA Insured)	1,430,000	1,583,482
5% 5/1/16 (MBIA Insured)	1,945,000	2,146,444
Plainwell Cmnty. School District:
5% 5/1/15 (FSA Insured)	1,030,000	1,142,940
5% 5/1/16 (FSA Insured)	1,025,000	1,132,041
5.5% 5/1/14	1,000,000	1,132,940
5.5% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000,000	1,141,270
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Port Huron Area School District County of Saint Clair:
0% 5/1/08 (Liquidity Facility Michigan School Bond Ln. Fund)	$ 1,975,000	$ 1,805,901
5.25% 5/1/16	1,175,000	1,309,115
5.25% 5/1/17	2,125,000	2,357,390
5.25% 5/1/18	2,175,000	2,395,175
Reese Pub. Schools School District (School Bldg. & Site Proj.) 5.5% 5/1/30 (Pre-Refunded to 5/1/10 @ 100) (d)	2,140,000	2,377,283
Riverview Cmnty. School District:
5% 5/1/14	905,000	1,004,306
5% 5/1/15	955,000	1,053,699
5% 5/1/17	1,000,000	1,093,860
5% 5/1/18	1,000,000	1,087,600
Rochester Cmnty. School District:
Series II, 5.5% 5/1/16	1,125,000	1,249,493
5% 5/1/19 (MBIA Insured)	1,000,000	1,124,590
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	2,000,000	2,114,860
5.5% 1/1/14	4,000,000	4,128,120
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,508,492
5% 4/1/19 (AMBAC Insured)	1,475,000	1,606,600
Saint Joseph School District 5.5% 5/1/18	1,065,000	1,173,971
South Haven Pub. Schools:
5% 5/1/21 (FSA Insured)	1,450,000	1,556,532
5% 5/1/22 (FSA Insured)	1,350,000	1,449,185
South Lyon Cmnty. Schools (School Bldg. and Site Prog.) 5.25% 5/1/15 (FGIC Insured)	1,000,000	1,114,820
South Redford School District:
5% 5/1/16 (MBIA Insured)	1,125,000	1,242,484
5% 5/1/19 (MBIA Insured)	1,000,000	1,089,820
Southfield Library Bldg. Auth. 5.5% 5/1/21 (Pre-Refunded to 5/1/10 @ 100) (d)	1,425,000	1,583,004
Southfield Pub. Schools:
Series A:
5.25% 5/1/17 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,136,366
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,131,231
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Southfield Pub. Schools: - continued
Series A:
5.25% 5/1/19 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	$ 1,025,000	$ 1,129,038
5.25% 5/1/20 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,126,854
Series B:
5.125% 5/1/16 (FSA Insured)	2,780,000	3,091,138
5.25% 5/1/25 (FSA Insured)	2,000,000	2,184,140
Standish Sterling Cmnty. Schools 5.15% 5/1/28 (FGIC Insured)	4,900,000	5,109,671
Stockbridge Cmnty. Schools 5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 100) (d)	1,415,000	1,579,777
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities:
5% 10/1/21 (MBIA Insured)	1,735,000	1,868,231
5% 10/1/23 (MBIA Insured)	1,920,000	2,061,850
Tecumseh Pub. Schools 5.5% 5/1/30 (Pre-Refunded to 5/1/10 @ 100) (d)	1,250,000	1,388,600
Troy School District 5% 5/1/15	2,135,000	2,355,652
Utica Cmnty. Schools:
5% 5/1/17	3,000,000	3,272,430
5.25% 5/1/15	725,000	811,101
5.375% 5/1/16	2,250,000	2,541,218
5.5% 5/1/17	1,000,000	1,136,460
Warren Consolidated School District 5.375% 5/1/16 (FSA Insured)	2,350,000	2,607,584
Waverly Cmnty. School District:
5% 5/1/11 (FSA Insured)	1,000,000	1,095,950
5% 5/1/17 (FSA Insured)	3,090,000	3,407,343
5.75% 5/1/14 (Pre-Refunded to 5/1/10 @ 100) (d)	1,000,000	1,122,020
5.75% 5/1/16 (Pre-Refunded to 5/1/10 @ 100) (d)	1,000,000	1,122,020
Wayne Charter County Arpt. Rev. (Detroit Metropolitan Wayne County Arpt. Proj.) Series A, 5.25% 12/1/12 (MBIA Insured) (c)	2,500,000	2,663,825
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (MBIA Insured)	1,000,000	1,098,250
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	3,000,000	3,254,610
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	850,000	884,349
Whitehall District Schools 5.5% 5/1/15	1,000,000	1,108,270
Williamston Cmnty. Schools Gen. Oblig. 5% 5/1/18 (FGIC Insured)	1,000,000	1,096,670
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Willow Run Cmnty. Schools County of Washtenaw:
5% 5/1/17 (FSA Insured)	$ 1,875,000	$ 2,059,481
5.5% 5/1/16 (Pre-Refunded to 5/1/11 @ 100) (d)	1,630,000	1,833,995
Woodhaven-Brownstown School District County of Wayne:
5.375% 5/1/16	1,710,000	1,911,729
5.375% 5/1/18 (FSA Insured)	1,875,000	2,076,956
Wyandotte City School District 5.375% 5/1/20	1,050,000	1,166,445
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)	3,485,000	3,763,208
5.375% 10/1/15 (MBIA Insured)	1,670,000	1,803,316
Zeeland Pub. Schools:
5% 5/1/16 (FGIC Insured)	2,035,000	2,254,597
5% 5/1/17 (FGIC Insured)	1,500,000	1,654,050
5.25% 5/1/16 (MBIA Insured)	1,050,000	1,177,344
		564,231,954
Puerto Rico - 0.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Y, 5% 7/1/36 (MBIA Insured)	2,500,000	2,708,925
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	900,000	993,582
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,183,140
		4,885,647
TOTAL MUNICIPAL BONDS (Cost $539,807,847)		569,117,601
Municipal Notes - 0.9%
	Principal Amount	Value (Note 1)
Michigan - 0.9%
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1988 A, 4.4%, VRDN (b) (Cost $5,000,000)	$ 5,000,000	$ 5,000,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $544,807,847)		574,117,601
NET OTHER ASSETS - 1.2%		7,077,778
NET ASSETS - 100%		$ 581,195,379
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	45.6%
Escrowed/Pre-Refunded	18.9%
Water & Sewer	12.0%
Health Care	7.3%
Electric Utilities	5.0%
Others* (individually less than 5%)	11.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $544,807,847) - See accompanying schedule		$ 574,117,601
Cash		9,476,674
Receivable for investments sold		3,196,812
Receivable for fund shares sold		1,100,014
Interest receivable		5,776,137
Prepaid expenses		1,173
Other receivables		12,919
Total assets		593,681,330

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 11,423,932
Payable for fund shares redeemed	199,523
Distributions payable	610,303
Accrued management fee	180,053
Other affiliated payables	51,243
Other payables and accrued expenses	20,897
Total liabilities		12,485,951

Net Assets		$ 581,195,379
Net Assets consist of:
Paid in capital		$ 549,465,491
Undistributed net investment income		139,057
Accumulated undistributed net realized gain (loss) on investments		2,281,077
Net unrealized appreciation (depreciation) on investments		29,309,754
Net Assets, for 47,961,112 shares outstanding		$ 581,195,379
Net Asset Value, offering price and redemption price per share ($581,195,379 ÷ 47,961,112 shares)		$ 12.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Interest		$ 12,376,960

Expenses
Management fee	$ 1,062,017
Transfer agent fees	225,136
Accounting fees and expenses	67,582
Independent trustees' compensation	1,304
Custodian fees and expenses	4,569
Registration fees	17,266
Audit	23,028
Legal	5,727
Miscellaneous	2,632
Total expenses before reductions	1,409,261
Expense reductions	(126,879)	1,282,382
Net investment income		11,094,578
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,609,547
Futures contracts	36,223
Total net realized gain (loss)		2,645,770
Change in net unrealized appreciation (depreciation) on investment securities		(436,551)
Net gain (loss)		2,209,219
Net increase (decrease) in net assets resulting from operations		$ 13,303,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Michigan Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,094,578	$ 22,584,939
Net realized gain (loss)	2,645,770	6,019,576
Change in net unrealized appreciation (depreciation)	(436,551)	(7,701,308)
Net increase (decrease) in net assets resulting from operations	13,303,797	20,903,207
Distributions to shareholders from net investment income	(11,062,385)	(22,507,564)
Distributions to shareholders from net realized gain	(1,629,226)	(3,899,782)
Total distributions	(12,691,611)	(26,407,346)
Share transactions Proceeds from sales of shares	50,870,017	72,884,467
Reinvestment of distributions	8,591,515	18,252,560
Cost of shares redeemed	(38,763,574)	(87,145,890)
Net increase (decrease) in net assets resulting from share transactions	20,697,958	3,991,137
Redemption fees	1,870	2,127
Total increase (decrease) in net assets	21,312,014	(1,510,875)

Net Assets
Beginning of period	559,883,365	561,394,240
End of period (including undistributed net investment income of $139,057 and undistributed net investment income of $106,864, respectively)	$ 581,195,379	$ 559,883,365
Other Information Shares
Sold	4,217,701	5,988,507
Issued in reinvestment of distributions	711,636	1,506,099
Redeemed	(3,217,432)	(7,198,143)
Net increase (decrease)	1,711,905	296,463

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.11	$ 12.22	$ 12.04	$ 11.47	$ 11.48	$ 10.87
Income from Investment Operations
Net investment income D	.235	.491	.513	.532	.552 F	.570
Net realized and unrealized gain (loss)	.045	(.026)	.180	.568	(.010) F	.610
Total from investment operations	.280	.465	.693	1.100	.542	1.180
Distributions from net investment income	(.235)	(.490)	(.513)	(.530)	(.552)	(.570)
Distributions from net realized gain	(.035)	(.085)	-	-	-	-
Total distributions	(.270)	(.575)	(.513)	(.530)	(.552)	(.570)
Redemption fees added to paid in capital	- D,G	- D,G	- D,G	- D,G	- D,G	-
Net asset value, end of period	$ 12.12	$ 12.11	$ 12.22	$ 12.04	$ 11.47	$ 11.48
Total Return B, C	2.34%	3.90%	5.87%	9.78%	4.77%	11.19%
Ratios to Average Net Assets E
Expenses before expense reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of voluntary waivers, if any	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.46% A	.48%	.49%	.48%	.44%	.45%
Net investment income	3.94% A	4.05%	4.22%	4.51%	4.76% F	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 581,195	$ 559,883	$ 561,394	$ 572,242	$ 505,534	$ 458,910
Portfolio turnover rate	24% A	12%	23%	17%	19%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/05	% of fund's investments 12/31/04	% of fund's investments 6/30/04
0 - 30	90.7	92.5	85.4
31 - 90	2.2	0.9	7.9
91 - 180	3.6	2.7	5.7
181 - 397	3.5	3.9	1.0
Weighted Average Maturity
	6/30/05	12/31/04	6/30/04
Fidelity Michigan Municipal Money Market Fund	21 Days	21 Days	20 Days
All Tax-Free Money Market Funds Average *	24 Days	33 Days	33 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
Variable Rate Demand Notes (VRDNs) 84.1%	Variable Rate Demand Notes (VRDNs) 85.7%
Commercial Paper (including CP Mode) 7.3%	Commercial Paper (including CP Mode) 3.1%
Tender Bonds 0.5%	Tender Bonds 0.9%
Municipal Notes 3.5%	Municipal Notes 2.8%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 3.8%
Other Investments 0.7%	Other Investments 1.4%
Net Other Assets 3.9%	Net Other Assets 2.3%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.1%
	Principal Amount	Value (Note 1)
Michigan - 95.3%
Allen Park Pub. School District Participating VRDN Series ROC II R4007, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	$ 5,130,000	$ 5,130,000
Birmingham County School District Participating VRDN Series MT 81, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,495,000	7,495,000
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 2.36%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	13,675,000	13,675,000
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 2.38%, LOC Northern Trust Co., Chicago, VRDN (a)	4,935,000	4,935,000
Comstock Park Pub. Schools Participating VRDN Series ROC II R 2178, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	1,335,000	1,335,000
Delta County Econ. Dev. Corp. Envir. Impt. Rev. Participating VRDN Series PT 2371, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,100,000	3,100,000
Detroit City School District Participating VRDN:
ROC II R1033, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	3,665,000	3,665,000
Series AAB 04 39, 2.32% (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	5,800,000	5,800,000
Series PT 2158, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,000,000	1,000,000
Series ROC II R4004, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	5,760,000	5,760,000
Detroit Econ. Dev. Corp. Resource Recovery Rev.:
Bonds Series A, 4% 5/1/06 (AMBAC Insured) (b)	2,500,000	2,526,375
Participating VRDN Series Merlots 01 A90, 2.37% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	2,500,000	2,500,000
Detroit Gen. Oblig. RAN 4% 4/3/06	5,000,000	5,050,766
Detroit Swr. Disp. Rev. Participating VRDN:
Series AAB 05 3, 2.33% (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	6,500,000	6,500,000
Series MACN 02 G, 2.36% (Liquidity Facility Bank of America NA) (a)(d)	8,520,000	8,520,000
Series Merlots 00 I, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(d)	9,300,000	9,300,000
Series Merlots 01 A103, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(d)	10,005,000	10,005,000
Series Merlots 01 A112, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,075,000	5,075,000
Series Merlots 04 B2, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,790,000	5,790,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Detroit Swr. Disp. Rev. Participating VRDN: - continued
Series Merlots B41, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(d)	$ 2,255,000	$ 2,255,000
Series PA 1183, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,000,000	6,000,000
Series ROC II R4014, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	2,075,000	2,075,000
Series SGB 47, 2.32% (Liquidity Facility Societe Generale) (a)(d)	5,800,000	5,800,000
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(d)	4,500,000	4,500,000
Series PT 2587, 2.31% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	3,275,000	3,275,000
Series Putters 783, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,570,000	3,570,000
Series SG 64, 2.31% (Liquidity Facility Societe Generale) (a)(d)	3,855,000	3,855,000
Series SGB 6, 2.32% (Liquidity Facility Societe Generale) (a)(d)	9,570,000	9,570,000
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 2.32% (Liquidity Facility Citibank NA, New York) (a)(d)	8,200,000	8,200,000
East Lansing School District Participating VRDN Series SGA 114, 2.32% (Liquidity Facility Societe Generale) (a)(d)	6,000,000	6,000,000
Ecorse Pub. School District Participating VRDN Series ROC II R7520, 2.32% (Liquidity Facility Citibank NA) (a)(d)	3,000,000	3,000,000
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,010,000	5,010,000
Genesee County Econ. Dev. Corp. (Creative Foam Corp. Proj.) Series 1994, 2.47%, LOC JPMorgan Chase Bank, VRDN (a)(b)	500,000	500,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 2.33%, LOC Nat'l. City Bank, VRDN (a)	1,800,000	1,800,000
Grand Rapids San. Swr. Sys. Rev. Impt. Participating VRDN Series EGL 98 2201, 2.32% (Liquidity Facility Citibank NA) (a)(d)	8,940,000	8,940,000
Hartland Consolidated School District Participating VRDN Series MSTC 01 127 Class A, 2.32% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	6,655,000	6,655,000
Holland Charter Township Econ. Dev. Corp. Rev. (Chicago Mission Proj.) 2.39%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,435,000	2,435,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Hudsonville Pub. Schools Participating VRDN Series PT 2797, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 6,000,000	$ 6,000,000
Kent Hosp. Fin. Auth. Health Care Rev. Bonds (Butterworth health Sys. Obligated Group Proj.) Series 1996 A, 6.125% 1/15/21 (Pre-Refunded to 1/15/06 @ 102) (c)	2,000,000	2,075,168
Macomb County Hosp. Fin. Auth. Rev. (Mount Clemens Gen. Hosp. Proj.) Series 2003 A1, 2.4%, LOC Comerica Bank, Detroit, VRDN (a)	5,900,000	5,900,000
Michigan Bldg. Auth. Rev.:
Participating VRDN:
Series AAB 03 35, 2.32% (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	5,000,000	5,000,000
Series EGL 01 2202, 2.32% (Liquidity Facility Citibank NA, New York) (a)(d)	3,000,000	3,000,000
Series Merlots 04 B10, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,110,000	5,110,000
Series MS 00 481X, 2.31% (Liquidity Facility Morgan Stanley) (a)(d)	2,670,000	2,670,000
Series ROC II R2064, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	2,750,000	2,750,000
Series ROC II R4057, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	2,205,000	2,205,000
Series ROC II R4551, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	5,190,000	5,190,000
Series 4, 2.68% 7/21/05, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	6,100,000	6,100,000
Michigan Gen. Oblig. Bonds:
(Multi-Modal Envir. Prog.) Series A, 1.95% tender 10/19/05 (Liquidity Facility DEPFA BANK PLC), CP mode	10,000,000	10,000,000
(Multi-Modal School Ln. Prog.):
Series 2005 A, 2.67% tender 10/4/05 (Liquidity Facility DEPFA BANK PLC), CP mode	6,000,000	6,000,000
Series B, 2.2% tender 10/5/05, CP mode	3,250,000	3,250,000
Michigan Higher Ed. Student Ln. Auth. Rev.:
Participating VRDN Series PA 1064, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	7,420,000	7,420,000
2.34% (AMBAC Insured), VRDN (a)(b)	4,000,000	4,000,000
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series B, 5.2%, tender 11/15/05 (a)	3,000,000	3,024,968
(Health Care Equip. Ln. Prog.):
Series B, 2.33%, LOC Standard Fed. Bank, VRDN (a)	2,600,000	2,600,000
Series C, 2.33%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,500,000	7,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Series B, 2.33%, LOC Standard Fed. Bank, VRDN (a)	$ 3,600,000	$ 3,600,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Hunt Club Apts. Proj.) 2.32%, LOC Fannie Mae, VRDN (a)(b)	5,600,000	5,600,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Participating VRDN Series PT 01 556, 2.36% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(d)	3,410,000	3,410,000
Series 1999 B2, 2.45% (MBIA Insured), VRDN (a)(b)	5,225,000	5,225,000
Series 2002 A, 2.45% (MBIA Insured), VRDN (a)(b)	5,000,000	5,000,000
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series EGL 00 2201, 2.32% (Liquidity Facility Citibank NA, New York) (a)(d)	9,500,000	9,500,000
Series MS 718, 2.31% (Liquidity Facility Morgan Stanley) (a)(d)	19,221,500	19,221,500
Series MSTC 02 204, 2.32% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	10,395,000	10,395,000
Series ROC II R 339, 2.32% (Liquidity Facility Citibank NA) (a)(d)	8,135,000	8,135,000
RAN:
(Detroit School District Proj.) 3.75% 3/21/06, LOC JPMorgan Chase Bank	12,000,000	12,101,096
Series B1, 3% 8/19/05	5,000,000	5,009,243
Michigan Strategic Fund Indl. Dev. Rev. (Althaus Family Investors II Proj.) Series 1997, 2.58%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	1,895,000	1,895,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds (Dow Chemical Co. Proj.) Series 2003 A1, 2.97% tender 7/1/05, CP mode (b)	5,900,000	5,900,000
Participating VRDN:
Series MS 00 382, 2.31% (Liquidity Facility Morgan Stanley) (a)(d)	2,000,000	2,000,000
Series Putters 858Z, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	9,100,000	9,100,000
(BC&C Proj.) 2.45%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,560,000	1,560,000
(Biewer of Lansing LLC Proj.) Series 1999, 2.44%, LOC Standard Fed. Bank, VRDN (a)(b)	1,150,000	1,150,000
(Bosal Ind. Proj.) Series 1998, 2.45%, LOC Bank of New York, New York, VRDN (a)(b)	7,500,000	7,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(CJS Properties LLC Proj.) 2.47%, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 1,800,000	$ 1,800,000
(Conti Properties LLC Proj.) Series 1997, 2.45%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,560,000	2,560,000
(Creative Foam Corp. Proj.) 2.5%, LOC JPMorgan Chase Bank, VRDN (a)(b)	800,000	800,000
(Doss Ind. Dev. Co. Proj.) 2.47%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,800,000	1,800,000
(Fintex LLC Proj.) Series 2000, 2.45%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,020,000	2,020,000
(Future Fence Co. Proj.) 2.45%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,450,000	2,450,000
(Grandview Plaza Riverview Assoc. One LP Proj.) 2.42%, LOC Nat'l. City Bank, VRDN (a)(b)	1,675,000	1,675,000
(Holland Home Oblig. Group Proj.) 2.39%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	1,000,000	1,000,000
(HP Pelzer Automotive Sys. Sterling Heights Proj.) 2.4%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,150,000	3,150,000
(John H. Dekker & Sons Proj.) Series 1998, 2.45%, LOC Standard Fed. Bank, VRDN (a)(b)	1,015,000	1,015,000
(K&M Engineering, Inc. Proj.) 2.45%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,580,000	1,580,000
(LPB LLC Proj.) 2.5%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,600,000	2,600,000
(Majestic Ind., Inc. Proj.) 2.45%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,275,000	2,275,000
(Mans Proj.) Series 1998, 2.45%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,820,000	1,820,000
(Mid-American Products, Inc. Proj.) Series 1998 2.41%, LOC Standard Fed. Bank, VRDN (a)(b)	1,345,000	1,345,000
(Orchestra Place Renewal Proj.) Series 2000, 2.64%, LOC ABN-AMRO Bank NV, VRDN (a)	5,800,000	5,800,000
(PBL Enterprises, Inc. Proj.) Series 1997, 2.45%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,960,000	1,960,000
(Pioneer Laboratories, Inc. Proj.) 2.37%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,600,000	2,600,000
(S&S LLC Proj.) Series 2000, 2.79%, LOC Standard Fed. Bank, VRDN (a)(b)	2,700,000	2,700,000
(SBC Ventures LLC Proj.) 2.45%, LOC Comerica Bank, Detroit, VRDN (a)(b)	4,000,000	4,000,000
(TEI Invts. LLC Proj.) Series 1997, 2.45%, LOC Comerica Bank, Detroit, VRDN (a)(b)	600,000	600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Temperance Enterprise Proj.) Series 1996, 2.42%, LOC Nat'l. City Bank, VRDN (a)(b)	$ 2,000,000	$ 2,000,000
(The Monarch Press, Inc. Proj.) Series 2000, 2.45%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,625,000	1,625,000
(The Spiratex Co. Proj.) Series 1994, 2.47%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,000,000	1,000,000
(Trilan LLC Proj.) 2.5%, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,000,000	4,000,000
(Unified-Boring Co., Inc. Proj.) Series 1992, 2.57%, LOC Comerica Bank, Detroit, VRDN (a)(b)	400,000	400,000
(Vent-Rite Valve Corp. Proj.) 2.39%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	705,000	705,000
(W.H. Porter, Inc. Proj.) Series 2001, 2.45%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,330,000	3,330,000
(Windcrest Properties LLC Proj.) 2.71%, LOC Comerica Bank, Detroit, VRDN (a)(b)	4,300,000	4,300,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 2.38%, LOC JPMorgan Chase Bank, VRDN (a)	12,465,000	12,465,000
Michigan Strategic Fund Rev. (Rest Haven Christian Services Proj.) Series A, 2.32%, LOC KBC Bank NV, VRDN (a)	3,195,000	3,195,000
Michigan Trunk Line Fund Participating VRDN:
Series Clipper 05 27, 2.4% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	6,500,000	6,500,000
Series EGL 7050042 Class A, 2.32% (Liquidity Facility Citibank NA) (a)(d)	3,000,000	3,000,000
Series IXIS 05 13, 2.32% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(d)	6,025,000	6,025,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 2.45%, LOC JPMorgan Chase Bank, VRDN (a)(b)	6,300,000	6,300,000
Rockford Pub. Schools Participating VRDN Series MS 01 589, 2.31% (Liquidity Facility Morgan Stanley) (a)(d)	2,135,000	2,135,000
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MS 00 282, 2.31% (Liquidity Facility Morgan Stanley) (a)(d)	11,895,000	11,895,000
Sanilac County Econ. Dev. Corp. (Marlette Cmnty. Hosp. Proj.) Series 2001, 2.38%, LOC JPMorgan Chase Bank, VRDN (a)	12,245,000	12,245,000
Sturgis Pub. School District Participating VRDN Series Putters 728, 2.32% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	875,000	875,000
Univ. of Michigan Univ. Revs. Series 2004 F:
2.45% 7/6/05, CP	7,925,000	7,925,000
2.5% 8/8/05, CP	1,740,000	1,740,000
2.75% 8/8/05, CP	6,860,000	6,860,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Van Buren Township Local Dev. Fin. Auth. Participating VRDN Series ROC 4518, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	$ 7,685,000	$ 7,685,000
Wayne Charter County Arpt. Rev. Participating VRDN Series MT 123, 2.36% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(d)	7,870,000	7,870,000
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series EGL 720050029, 2.36% (Liquidity Facility Citibank NA) (a)(b)(d)	12,400,000	12,400,000
Series MT 115, 2.36% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(d)	6,100,000	6,100,000
Series Putters 836, 2.35% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	6,100,000	6,100,000
Wayne-Westland Cmnty. Schools Participating VRDN Series MS 98 56, 2.31% (Liquidity Facility Morgan Stanley) (a)(d)	7,465,000	7,465,000
West Branch Rose City Area School District Participating VRDN Series ROC II R7511, 2.32% (Liquidity Facility Citibank NA) (a)(d)	6,120,000	6,120,000
Western Townships Utils. Auth. County of Wayne Swr. Disp. Sys. Participating VRDN Series Merlots A96, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,700,000	5,700,000
Whitmore Lake Pub. School District Participating VRDN Series ROC II R4515, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	3,885,000	3,885,000
Zeeland Hosp. Fin. Auth. Rev. (Zeeland Cmnty. Hosp. Proj.) 2.45%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	10,600,000	10,600,000
		614,694,116
New York - 0.8%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 02 3, 2.35% (Liquidity Facility Bank of New York, New York) (a)(b)(d)	5,500,000	5,500,000
TOTAL INVESTMENT PORTFOLIO - 96.1% (Cost $620,194,116)		620,194,116
NET OTHER ASSETS - 3.9%		24,845,016
NET ASSETS - 100%		$ 645,039,132
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $620,194,116) - See accompanying schedule		$ 620,194,116
Cash		17,047,538
Receivable for investments sold		3,300,995
Receivable for fund shares sold		7,825,093
Interest receivable		3,634,745
Prepaid expenses		1,259
Receivable from investment adviser for expense reductions		12,022
Other receivables		41,872
Total assets		652,057,640

Liabilities
Payable for investments purchased	$ 2,544,153
Payable for fund shares redeemed	4,144,217
Distributions payable	18,135
Accrued management fee	201,199
Other affiliated payables	90,858
Other payables and accrued expenses	19,946
Total liabilities		7,018,508

Net Assets		$ 645,039,132
Net Assets consist of:
Paid in capital		$ 644,736,678
Undistributed net investment income		28,052
Accumulated undistributed net realized gain (loss) on investments		274,402
Net Assets, for 644,449,287 shares outstanding		$ 645,039,132
Net Asset Value, offering price and redemption price per share ($645,039,132 ÷ 644,449,287 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Interest		$ 6,835,138

Expenses
Management fee	$ 1,156,198
Transfer agent fees	484,879
Accounting fees and expenses	41,930
Independent trustees' compensation	1,391
Custodian fees and expenses	5,493
Registration fees	28,771
Audit	21,812
Legal	6,066
Miscellaneous	2,549
Total expenses before reductions	1,749,089
Expense reductions	(268,268)	1,480,821
Net investment income		5,354,317
Net realized gain (loss) on investment securities		65,562
Net increase in net assets resulting from operations		$ 5,419,879

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 5,354,317	$ 4,246,350
Net realized gain (loss)	65,562	149,538
Net increase in net assets resulting from operations	5,419,879	4,395,888
Distributions to shareholders from net investment income	(5,332,150)	(4,272,226)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	855,719,073	1,467,990,554
Reinvestment of distributions	5,271,146	4,200,190
Cost of shares redeemed	(824,160,017)	(1,452,485,643)
Net increase (decrease) in net assets and shares resulting from share transactions	36,830,202	19,705,101
Total increase (decrease) in net assets	36,917,931	19,828,763

Net Assets
Beginning of period	608,121,201	588,292,438
End of period (including undistributed net investment income of $28,052 and undistributed net investment income of $5,885, respectively)	$ 645,039,132	$ 608,121,201

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.007	.006	.010	.023	.036
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.009	.007	.006	.010	.023	.036
Distributions from net investment income	(.009)	(.007)	(.006)	(.010)	(.023)	(.036)
Distributions from net realized gain	-	-	- E	-	-	-
Total distributions	(.009)	(.007)	(.006)	(.010)	(.023)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.87%	.73%	.63%	1.03%	2.35%	3.69%
Ratios to Average Net Assets D
Expenses before expense reductions	.57% A	.57%	.56%	.56%	.56%	.57%
Expenses net of voluntary waivers, if any	.55% A	.57%	.56%	.56%	.56%	.57%
Expenses net of all reductions	.48% A	.55%	.55%	.52%	.52%	.57%
Net investment income	1.75% A	.72%	.61%	1.02%	2.32%	3.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 645,039	$ 608,121	$ 588,292	$ 568,762	$ 542,017	$ 507,223

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Spartan Michigan Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. On July 21, 2005 the Board of Trustees approved a change in the name of Spartan Michigan Municipal Income Fund to Fidelity Michigan Municipal Income Fund effective August 15, 2005. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The income fund is a non-diversified fund. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Michigan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. For the income fund, debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Michigan Municipal Income Fund	$ 544,748,983	$ 29,763,106	$ (394,488)	$ 29,368,618
Fidelity Michigan Municipal Money Market Fund	620,194,116	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, for the income fund aggregated $83,486,132 and $65,036,333, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide Spartan Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Michigan Municipal Income Fund	.25%	.12%	.38%
Fidelity Michigan Municipal Money Market Fund	.25%	.12%	.38%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Michigan Municipal Income Fund	.08%	|
Fidelity Michigan Municipal Money Market Fund	.16%

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Michigan Municipal Money Market Fund	$ 81,135

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

Effective February 1, 2005, FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Fidelity Michigan Municipal Money Market Fund	.55%	$ 61,546

In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Spartan Michigan Municipal Income Fund	$ 4,537	$ 122,342
Fidelity Michigan Municipal Money Market Fund	5,493	201,229

7. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Michigan Municipal Income Fund / Fidelity Michigan Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its shareholders by Fidelity (including the investment performance of each fund); (2) the competitiveness of the management fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the fund's returns, the returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Spartan MI Muni Income Fund Performance Summary vs. Lipper Objective (%):

5.0
4.5
4.0
3.5
3.0
2.5
2.0
1.5
1.0
0.5
0.0
Cumulative Total Return (%)
4.5
3.9
4.1
2.3
1 Year
25
20
15
10
5
0
20.8
20.6
18.1
15.2
3 Year
45
40
35
30
25
20
15
10
5
0
41.6
40.7
38.0
31.9
5 Year
75th Percentile
Fund Return
Benchmark Return
25th Percentile

% Beaten 75% 100% 88%

Lipper Objective: Michigan Municipal Debt

SEC Benchmark: LB Municipal Bond

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund was lower than its benchmark for certain periods, although the three-year cumulative total return of the fund compared favorably to its benchmark.

Fidelity MI Muni MM Fund Performance Summary vs. Lipper Objective (%):

Cumulative Total Return (%)
0.9
0.8
0.7
0.6
0.5
0.4
0.3
0.2
0.1
0.0
0.7
0.8
0.6
1 Year
3.0
2.5
2.0
1.5
1.0
0.5
0.0
2.4
2.7
2.0
3 Year
9.4
9.2
9.0
8.8
8.6
8.4
8.2
8.0
7.8
7.6
7.4
8.7
9.2
8.0
5 Year
75th Percentile
Fund Return
25th Percentile
% Beaten
50%
50%
50%

Lipper Objective: Michigan Tax-Exempt Money Market

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 24% would mean that 76% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Spartan MI Municipal Income

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Spartan MI Muni Income
55 52 38
55 50 38
54 50 38
54 51 38
54 51 38
Feb-01
Dec-01
Dec-02
Dec-03
Dec-04

	Feb-01	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	9%	9%	8%	9%	8%
Funds/Classes	578	558	525	526	518
ASPG Quadrant	1st	1st	1st	1st	1st

MI Municipal Money Market

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
MI Muni MM
49 50 38
49 50 38
48 50 38
47 49 38
47 49 38
Jan-01
Dec-01
Dec-02
Dec-03
Dec-04

	Jan-01	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	18%	17%	20%	23%	24%
Funds/Classes	290	280	272	270	266
ASPG Quadrant	1st	1st	1st	1st	1st

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that each fund's total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that each fund's existing Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

3501 PGA Boulevard
West Palm Beach, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Semiannual Report

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

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Spartan®

Minnesota Municipal Income

Fund

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Actual	$ 1,000.00	$ 1,022.10	$ 2.56
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.27	$ 2.56

* Expenses are equal to the Fund's annualized expense ratio of .51%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	44.8	48.5
Electric Utilities	15.7	13.9
Health Care	13.2	12.3
Escrowed/Pre-Refunded	12.2	7.2
Transportation	5.9	5.3
Average Years to Maturity as of June 30, 2005
		6 months ago
Years	12.7	12.8
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of June 30, 2005
6 months ago
Years	6.0	6.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
AAA 60.0%	AAA 60.8%
AA,A 34.8%	AA,A 34.4%
BBB 3.7%	BBB 3.5%
BB and Below 0.6%	BB and Below 0.0%
Not Rated 0.0%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount	Value (Note 1)
Minnesota - 94.7%
Anoka-Hennepin Independent School District #11:
Series 2004 B, 5% 2/1/20	$ 1,880,000	$ 2,019,064
Series A, 5.75% 2/1/20 (Pre-Refunded to 2/1/10 @ 100) (c)	3,950,000	4,377,074
Brainerd Independent School District #181 Series A:
5.375% 2/1/17 (FGIC Insured)	4,705,000	5,253,133
5.375% 2/1/19 (FGIC Insured)	2,700,000	2,991,384
Brooklyn Ctr. Independent School District #286 5.1% 2/1/31 (FGIC Insured)	6,000,000	6,317,580
Cambridge Independant School District #911 Gen. Oblig. (Minnesota School District Prog.) Series C, 5% 4/1/14 (MBIA Insured)	1,200,000	1,336,332
Centennial Independent School District #12:
Series 1996 A, 5.625% 2/1/16	1,000,000	1,063,660
Series A, 5% 2/1/19 (FSA Insured)	580,000	622,903
Chaska Elec. Rev. (Generating Facilities Proj.) Series A:
5.25% 10/1/20	2,000,000	2,213,500
5.25% 10/1/25	1,215,000	1,323,342
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Benedictine Health Sys. St. Mary's) 5.25% 2/15/28	2,350,000	2,448,982
Elk River Independent School District #728 Series A, 5% 2/1/17 (FGIC Insured)	2,000,000	2,206,820
Hastings Independent School District #200 Series A, 5% 2/1/22 (Pre-Refunded to 2/1/08 @ 100) (c)	4,750,000	4,989,163
Hopkins Independent School District #270:
5% 2/1/11	1,250,000	1,363,925
5% 2/1/16 (FGIC Insured)	1,350,000	1,465,425
5.125% 2/1/17 (FGIC Insured)	1,015,000	1,107,913
Jackson County Central Independent School District #2895 5% 2/1/21 (FSA Insured)	1,220,000	1,302,179
Lake Superior Independent School District #381 Series A:
5% 4/1/15 (FSA Insured)	1,970,000	2,167,256
5% 4/1/16 (FSA Insured)	2,065,000	2,268,816
5% 4/1/17 (FSA Insured)	2,165,000	2,367,969
5% 4/1/18 (FSA Insured)	1,260,000	1,371,901
Lakeville Independent School District #194 Series A, 5% 2/1/22 (FGIC Insured)	1,000,000	1,074,190
Mankato Independent School District #77 Series A, 5% 2/1/12 (FSA Insured)	1,605,000	1,709,502
Maple Grove Gen. Oblig. Impt. Series A, 5.2% 2/1/17	1,120,000	1,157,475
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Metropolitan Council Minneapolis-Saint Paul Metropolitan Area Series 2004 A:
5% 9/1/07	$ 1,350,000	$ 1,415,340
5% 9/1/12	875,000	971,399
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Health Partners Oblig. Group Proj.):
5.875% 12/1/29	800,000	860,568
6% 12/1/19	2,415,000	2,719,990
(Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	4,500,000	4,538,115
Minneapolis & Saint Paul Metropolitan Arpts. Commission Series 13, 5.25% 1/1/11 (b)	2,840,000	3,037,550
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 1999 A, 5.125% 1/1/31 (FGIC Insured)	3,375,000	3,517,830
Series 2000 A, 5.75% 1/1/32 (Pre-Refunded to 1/1/10 @ 101) (c)	1,000,000	1,122,920
Series 2001 C:
5.25% 1/1/32 (FGIC Insured)	1,020,000	1,082,761
5.5% 1/1/16 (FGIC Insured)	2,500,000	2,780,550
Series A:
5% 1/1/19 (AMBAC Insured)	4,000,000	4,210,640
5% 1/1/35 (AMBAC Insured)	3,000,000	3,186,180
Series B:
5.25% 1/1/11 (AMBAC Insured) (b)	3,475,000	3,668,349
5.4% 1/1/09 (FGIC Insured) (b)	1,375,000	1,471,690
5.625% 1/1/13 (FGIC Insured) (b)	1,000,000	1,084,200
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) 5.125% 7/1/21	1,250,000	1,326,925
Minneapolis Cmnty. Dev. Agcy. Tax Increment Rev.:
0% 9/1/07 (MBIA Insured)	2,860,000	2,686,398
0% 9/1/08 (MBIA Insured)	4,600,000	4,165,760
Minneapolis Gen. Oblig.:
(Sports Arena Proj.) 5.125% 10/1/20	2,565,000	2,698,072
Series B, 5.1% 9/1/08	2,000,000	2,007,320
Minneapolis Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/18	2,655,000	3,003,071
(Health Care Sys. Proj.) Series D, 5% 11/15/34 (AMBAC Insured)	1,500,000	1,592,100
Minneapolis Rev. (Univ. of Minnesota Gateway Proj.) Series 1997 A, 5.25% 12/1/24	1,900,000	1,975,924
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Minneapolis Spl. School District #1:
Series A, 5% 2/1/17 (FSA Insured)	$ 2,000,000	$ 2,197,100
5% 2/1/15 (MBIA Insured)	1,020,000	1,110,321
5.3% 2/1/14 (Pre-Refunded to 2/1/08 @ 100) (c)	3,275,000	3,464,033
Minneapolis Spl. School District #1 Ctfs. of Prtn.:
Series B, 5% 2/1/13 (Pre-Refunded to 2/1/07 @ 100) (c)	2,575,000	2,668,189
5.5% 2/1/21 (MBIA Insured) (Pre-Refunded to 2/1/09 @ 100) (c)	1,305,000	1,412,323
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A:
6.375% 11/15/29	90,000	101,823
6.375% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (c)	2,940,000	3,435,214
Minnesota Gen. Oblig.:
(Duluth Arpt. Proj.) Series B, 6.25% 8/1/14 (b)	1,000,000	1,002,210
5% 8/1/16	3,500,000	3,810,170
5% 8/1/18	10,775,000	11,759,938
5.2% 5/1/07	3,750,000	3,828,713
5.25% 8/1/13	755,000	822,021
5.5% 6/1/17	2,150,000	2,364,463
Minnesota Higher Ed. Facilities Auth. Rev.:
(Hamline Univ. Proj.):
Series 4I, 6% 10/1/12	2,000,000	2,072,420
Series 5B, 5.95% 10/1/19	600,000	646,344
(Saint Johns Univ. Proj.) Series 4L, 5.4% 10/1/22	3,500,000	3,643,185
(Saint Thomas Univ. Proj.) Series 4M, 5.35% 4/1/17	1,500,000	1,561,200
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series H, 6.5% 1/1/26 (b)	1,410,000	1,417,247
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. 5% 3/1/16	295,000	304,192
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	651,024
5.6% 6/1/15	590,000	652,912
5.65% 6/1/16	625,000	692,456
5.7% 6/1/17	900,000	999,594
5.75% 6/1/18	975,000	1,085,087
5.75% 6/1/19	1,050,000	1,168,052
5.8% 6/1/20	1,000,000	1,114,680
5.875% 6/1/22	2,425,000	2,710,107
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Mounds View Independent School District #621 Series 2000 A, 5.375% 2/1/24 (Pre-Refunded to 2/1/11 @ 100) (c)	$ 3,000,000	$ 3,312,120
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. 5% 1/1/13	1,000,000	1,076,870
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series B, 4.75% 1/1/20 (AMBAC Insured)	3,500,000	3,625,720
5.25% 1/1/13 (FSA Insured)	1,500,000	1,632,210
5.375% 1/1/14 (FSA Insured)	8,500,000	9,275,115
Osseo Independent School District #279:
(School Bldg. Proj.):
Series 2000 A, 5.25% 2/1/21	2,625,000	2,842,980
Series A:
5.75% 2/1/11	2,420,000	2,713,812
5.75% 2/1/12	3,100,000	3,468,683
Series A, 5.25% 2/1/14 (FSA Insured)	2,705,000	2,997,329
Series B, 5% 2/1/13	2,000,000	2,141,320
Owatonna Pub. Utils. Commission Pub. Utils. Rev.:
5% 1/1/11 (AMBAC Insured)	720,000	785,491
5% 1/1/13 (AMBAC Insured)	800,000	886,200
5% 1/1/15 (AMBAC Insured)	715,000	783,611
Prior Lake Ind. School District #719 Series 2000, 5.5% 2/1/15 (FSA Insured)	1,500,000	1,644,870
Ramsey County Gen. Oblig. Series A, 5% 2/1/18	1,530,000	1,672,902
Robbinsdale Independent School District #281:
5% 2/1/09	2,035,000	2,176,026
5% 2/1/16 (FSA Insured)	2,410,000	2,616,055
5% 2/1/16 (FSA Insured)	1,015,000	1,101,783
5% 2/1/17 (FSA Insured)	2,535,000	2,740,918
5% 2/1/18 (FSA Insured)	2,520,000	2,714,015
Rochester Health Care Facilities Rev.:
(Mayo Foundation Proj.) Series A, 5.5% 11/15/27	4,750,000	5,059,748
(Mayo Foundation/Mayo Med. Ctr. Proj.) Series I:
5.875% 11/15/08	1,000,000	1,093,500
5.9% 11/15/09	1,000,000	1,115,440
Roseville Independent School District #623 (School District Cr. Enhancement Prog.) Series A, 5% 2/1/15 (FSA Insured)	1,015,000	1,097,814
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A:
5.75% 5/1/26 (FSA Insured)	7,020,000	7,800,343
5.875% 5/1/30 (FSA Insured)	4,000,000	4,468,560
6.25% 5/1/20 (FSA Insured)	2,760,000	3,138,175
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series B, 5% 7/1/20 (AMBAC Insured)	$ 1,000,000	$ 1,023,680
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.) Series B, 5.5% 7/1/25	2,000,000	2,163,380
Saint Louis Park Independent School District #283:
5.65% 2/1/16 (Pre-Refunded to 2/1/09 @ 100) (c)	2,630,000	2,859,546
5.75% 2/1/20 (Pre-Refunded to 2/1/09 @ 100) (c)	3,765,000	4,106,260
Saint Michael Independent School District #885 5% 2/1/27 (FSA Insured)	7,000,000	7,371,770
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,279,650
Saint Paul Independent School District #625:
Series 2000 A, 5.5% 2/1/21	1,060,000	1,167,590
Series A, 5% 2/1/17 (FSA Insured)	220,000	240,244
Series B:
5% 2/1/16 (FSA Insured)	1,025,000	1,142,024
5% 2/1/17 (FSA Insured)	1,300,000	1,440,647
5% 2/1/18 (FSA Insured)	395,000	429,436
Series C, 5% 2/1/21	1,000,000	1,072,160
Saint Paul Port Auth. Energy Park Tax Increment Rev. 5% 2/1/08 (Escrowed to Maturity) (c)	2,500,000	2,627,125
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	2,000,920
Series 2003 11, 5.25% 12/1/20	3,000,000	3,305,760
Series 2003 12, 5.25% 12/1/18	3,685,000	4,096,946
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) 5.25% 9/1/34	2,500,000	2,595,525
South Washington County Independent School District #833 Series A:
5.4% 2/1/15	3,925,000	4,268,398
5.5% 2/1/19 (MBIA Insured)	1,000,000	1,089,920
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 1994 A, 0% 1/1/21 (MBIA Insured)	14,670,000	7,476,712
Series 2002 A:
5% 1/1/10 (AMBAC Insured)	1,620,000	1,750,799
5% 1/1/12 (AMBAC Insured)	2,660,000	2,925,362
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.: - continued
Series A:
0% 1/1/19 (MBIA Insured)	$ 5,210,000	$ 2,943,077
5% 1/1/10 (MBIA Insured)	2,720,000	2,939,613
5.25% 1/1/15 (AMBAC Insured)	1,000,000	1,131,600
5.25% 1/1/16 (AMBAC Insured)	3,360,000	3,824,890
Spring Lake Park Ind. School District #16 Series B:
5% 2/1/15 (MBIA Insured)	2,085,000	2,289,893
5% 2/1/16 (MBIA Insured)	2,230,000	2,446,042
5% 2/1/17 (MBIA Insured)	2,400,000	2,620,848
Suburban Hennepin Reg'l. Park District 5% 2/1/12	1,000,000	1,061,970
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. 5.25% 10/1/25	440,000	455,470
Waconia Independent School District #110 Series A:
5% 2/1/09 (FSA Insured)	850,000	909,798
5% 2/1/10 (FSA Insured)	900,000	974,709
Washington County Gen. Oblig. 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (c)	1,450,000	1,591,462
Wayzata Ind. School District #284 Series B, 5% 2/1/16 (FSA Insured)	1,005,000	1,119,741
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series A:
5% 1/1/30 (MBIA Insured)	3,000,000	3,162,630
5.4% 1/1/09 (AMBAC Insured)	4,325,000	4,465,303
5.5% 1/1/11 (AMBAC Insured)	1,000,000	1,032,870
5.5% 1/1/12 (AMBAC Insured)	1,000,000	1,032,870
6.375% 1/1/16 (Escrowed to Maturity) (c)	1,415,000	1,623,996
Western Minnesota Muni. Pwr. Agcy. Transmission Rev. Series A, 5.5% 1/1/09 (AMBAC Insured)	1,000,000	1,082,850
Willmar Independent School District #347 Series A, 5% 2/1/11 (MBIA Insured) (a)	2,000,000	2,156,560
		335,619,814
Puerto Rico - 4.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,680,000	3,091,273
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series D, 5.25% 7/1/38	2,500,000	2,655,950
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	3,700,000	4,084,726
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A: - continued
5.5% 10/1/40 (Escrowed to Maturity) (c)	$ 1,500,000	$ 1,652,190
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25% 7/1/29 (FSA Insured)	3,700,000	4,012,613
		15,496,752
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $333,062,603)		351,116,566
NET OTHER ASSETS - 0.9%		3,143,745
NET ASSETS - 100%		$ 354,260,311
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	44.8%
Electric Utilities	15.7%
Health Care	13.2%
Escrowed/Pre-Refunded	12.2%
Transportation	5.9%
Others* (individually less than 5%)	8.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $333,062,603) - See accompanying schedule		$ 351,116,566
Cash		87,188
Receivable for fund shares sold		81,031
Interest receivable		5,791,093
Prepaid expenses		735
Other receivables		3,615
Total assets		357,080,228

Liabilities
Payable for investments purchased Regular delivery	$ 34,841
Delayed delivery	2,125,316
Payable for fund shares redeemed	162,171
Distributions payable	334,654
Accrued management fee	110,402
Other affiliated payables	32,113
Other payables and accrued expenses	20,420
Total liabilities		2,819,917

Net Assets		$ 354,260,311
Net Assets consist of:
Paid in capital		$ 335,536,545
Undistributed net investment income		13,075
Accumulated undistributed net realized gain (loss) on investments		656,728
Net unrealized appreciation (depreciation) on investments		18,053,963
Net Assets, for 30,445,138 shares outstanding		$ 354,260,311
Net Asset Value, offering price and redemption price per share ($354,260,311 ÷ 30,445,138 shares)		$ 11.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Interest		$ 7,896,655

Expenses
Management fee	$ 666,052
Transfer agent fees	142,349
Accounting fees and expenses	44,509
Independent trustees' compensation	823
Custodian fees and expenses	2,964
Registration fees	18,577
Audit	22,400
Legal	6,789
Miscellaneous	2,074
Total expenses before reductions	906,537
Expense reductions	(41,496)	865,041
Net investment income		7,031,614
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		996,999
Change in net unrealized appreciation (depreciation) on investment securities		(284,627)
Net gain (loss)		712,372
Net increase (decrease) in net assets resulting from operations		$ 7,743,986

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 7,031,614	$ 13,743,859
Net realized gain (loss)	996,999	902,606
Change in net unrealized appreciation (depreciation)	(284,627)	(1,632,305)
Net increase (decrease) in net assets resulting from operations	7,743,986	13,014,160
Distributions to shareholders from net investment income	(7,084,763)	(13,769,100)
Distributions to shareholders from net realized gain	(92,958)	(1,709,461)
Total distributions	(7,177,721)	(15,478,561)
Share transactions Proceeds from sales of shares	26,775,201	59,618,414
Reinvestment of distributions	5,077,239	11,248,140
Cost of shares redeemed	(33,620,813)	(56,824,374)
Net increase (decrease) in net assets resulting from share transactions	(1,768,373)	14,042,180
Redemption fees	1,199	3,041
Total increase (decrease) in net assets	(1,200,909)	11,580,820

Net Assets
Beginning of period	355,461,220	343,880,400
End of period (including undistributed net investment income of $13,075 and undistributed net investment income of $93,606, respectively)	$ 354,260,311	$ 355,461,220
Other Information Shares
Sold	2,309,278	5,142,342
Issued in reinvestment of distributions	437,921	970,372
Redeemed	(2,903,720)	(4,926,194)
Net increase (decrease)	(156,521)	1,186,520

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 11.69	$ 11.62	$ 11.19	$ 11.20	$ 10.63
Income from Investment Operations
Net investment income D	.229	.458	.467	.509	.529 F	.529
Net realized and unrealized gain (loss)	.025	(.012)	.133	.431	(.016) F	.568
Total from investment operations	.254	.446	.600	.940	.513	1.097
Distributions from net investment income	(.231)	(.459)	(.464)	(.510)	(.523)	(.527)
Distributions from net realized gain	(.003)	(.057)	(.066)	-	-	-
Total distributions	(.234)	(.516)	(.530)	(.510)	(.523)	(.527)
Redemption fees added to paid in capital	- D, G	- D, G	- D, G	- D, G	- D, G	-
Net asset value, end of period	$ 11.64	$ 11.62	$ 11.69	$ 11.62	$ 11.19	$ 11.20
Total Return B, C	2.21%	3.92%	5.27%	8.57%	4.64%	10.62%
Ratios to Average Net Assets E
Expenses before expense reductions	.51% A	.51%	.51%	.51%	.51%	.52%
Expenses net of voluntary waivers, if any	.51% A	.51%	.51%	.51%	.51%	.52%
Expenses net of all reductions	.49% A	.49%	.49%	.49%	.46%	.46%
Net investment income	3.98% A	3.95%	4.00%	4.45%	4.69% F	4.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 354,260	$ 355,461	$ 343,880	$ 344,435	$ 316,371	$ 293,666
Portfolio turnover rate	18% A	12%	15%	25%	7%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Spartan Minnesota Municipal Income Fund (the fund) is a non-diversified fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan Minnesota Municipal Income Fund to Fidelity Minnesota Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund may be affected by economic and political developments in the state of Minnesota. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 18,308,604
Unrealized depreciation	(97,407)
Net unrealized appreciation (depreciation)	$ 18,211,197
Cost for federal income tax purposes	$ 332,905,369

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $32,016,544 and $32,748,899, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2,922 and $38,574, respectively.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Minnesota Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders,

Semiannual Report

with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the fund's returns, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Spartan MN Muni Income Fund Performance Summary vs. Lipper Objective (%):

Cumulative Total Return (%)
5.0
4.5
4.0
3.5
3.0
2.5
2.0
1.5
1.0
0.5
0.0
4.5
4.4
3.9
3.5
1 Year
25
20
15
10
5
0
20.6
18.8
18.9
16.2
3 Year
45
40
35
30
25
20
15
10
5
0
41.6
37.5
37.8
33.0
5 Year
75th Percentile
Fund Return
Benchmark Return
25th Percentile

% Beaten 54% 73% 72%

Lipper Objective: Minnesota Municipal Debt

SEC Benchmark: LB Municipal Bond

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund was lower than its benchmark over time.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% would mean that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan MN Municipal Income

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Spartan MN Muni Income
55 54 38
55 54 38
54 53 38
54 54 38
54 54 38
Feb-01
Dec-01
Dec-02
Dec-03
Dec-04

	Feb-01	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	9%	9%	8%	9%	8%
Funds/Classes	578	558	525	526	518
ASPG Quadrant	1st	1st	1st	1st	1st

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the fund's total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

3501 PGA Boulevard
West Palm Beach, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Semiannual Report

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MNF-USAN-0805
1.787786.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Municipal Income

Fund

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Actual	$ 1,000.00	$ 1,030.10	$ 2.42
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.41	$ 2.41

* Expenses are equal to the Fund's annualized expense ratio of .48%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five States as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	14.3	15.4
Texas	13.0	12.4
California	10.1	9.0
New York	9.9	10.2
Massachusetts	6.5	6.7
Top Five Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.3	32.9
Electric Utilities	14.7	15.0
Water & Sewer	10.5	9.8
Escrowed/Pre-Refunded	10.2	6.7
Health Care	10.1	11.2
Average Years to Maturity as of June 30, 2005
		6 months ago
Years	15.8	15.9
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of June 30, 2005
6 months ago
Years	6.8	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
AAA 70.6%	AAA 70.2%
AA,A 22.8%	AA,A 22.7%
BBB 6.1%	BBB 6.3%
Not Rated 0.3%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 0.2%	Short-Term Investments and Net Other Assets 0.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.8%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Series 1999 C, 5.75% 7/1/18	$ 2,000	$ 2,220
Jefferson County Ltd. Oblig. School Warrants Series A, 5.5% 1/1/22	2,900	3,199
Jefferson County Swr. Rev. Series 1997 D, 5.7% 2/1/18 (Pre-Refunded to 2/1/07 @ 101) (g)	100	106
		5,525
Alaska - 0.1%
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/09 (MBIA Insured)	5,000	4,370
Arizona - 0.6%
Arizona School Facilities Board Ctfs. of Prtn.:
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14 @ 100) (g)	2,535	2,888
Series C:
5% 9/1/14 (FSA Insured)	2,000	2,236
5% 9/1/15 (FSA Insured)	1,815	2,004
Arizona School Facilities Board State School Impt. Rev. 5.25% 7/1/20	1,000	1,099
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sr. Series A1, 5.9% 5/1/24 (f)	2,000	2,144
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) 5.65% 4/1/06	3,625	3,684
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series A, 7% 12/1/16 (Escrowed to Maturity) (g)	2,000	2,541
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
5% 7/1/20 (MBIA Insured)	5,000	5,456
5% 7/1/29 (MBIA Insured)	2,000	2,146
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31	3,250	3,534
Tucson Gen. Oblig. Series 2002, 5% 7/1/10	2,645	2,870
		30,602
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	6,500	6,879
North Little Rock Elec. Rev. Series A, 6.5% 7/1/10 (MBIA Insured)	3,840	4,225
		11,104
California - 10.1%
ABC Unified School District 0% 8/1/28 (FGIC Insured)	3,925	1,317
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	$ 4,275	$ 2,215
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.125% 5/1/18 (FGIC Insured)	7,500	8,178
5.75% 5/1/17	4,900	5,542
Series A:
5.5% 5/1/15 (AMBAC Insured)	8,800	9,906
5.875% 5/1/16	7,500	8,572
6% 5/1/14 (MBIA Insured)	3,500	4,054
6% 5/1/15	9,300	10,742
California Econ. Recovery:
Series 2004 A, 5% 7/1/16	10,700	11,518
Series A:
5.25% 7/1/13 (MBIA Insured)	5,300	5,997
5.25% 7/1/14 (FGIC Insured)	2,800	3,187
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,140	1,350
0% 10/1/17 (MBIA Insured)	2,050	1,230
0% 10/1/18 (MBIA Insured)	1,675	955
0% 10/1/22 (MBIA Insured)	5,000	2,310
California Gen. Oblig.:
Series 1999, 5.75% 12/1/12 (FGIC Insured)	5,000	5,662
Series 2005, 5.75% 12/1/24	1,360	1,518
5% 2/1/11	8,000	8,674
5.125% 9/1/12	2,000	2,162
5.25% 2/1/11	1,000	1,097
5.25% 3/1/12	2,300	2,544
5.25% 3/1/13	3,530	3,944
5.25% 2/1/14	7,600	8,466
5.25% 2/1/15	18,300	20,398
5.25% 2/1/16	4,300	4,787
5.25% 2/1/19	5,620	6,186
5.25% 2/1/20	2,000	2,194
5.25% 2/1/24	4,000	4,339
5.25% 2/1/28	8,500	9,184
5.25% 11/1/28	4,485	4,855
5.25% 2/1/33	2,000	2,147
5.5% 2/1/12	8,000	8,956
5.5% 3/1/12	2,000	2,220
5.5% 4/1/30	3,800	4,264
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 11/1/33	$ 27,300	$ 30,562
5.625% 5/1/20	4,200	4,660
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series 1983 A, 0% 2/1/15 (MBIA Insured)	187	87
Series G:
5.9% 2/1/09 (MBIA Insured) (f)	1,000	1,021
5.9% 8/1/09 (MBIA Insured) (f)	2,000	2,042
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (d)(f)	8,800	8,897
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A1, 4.7%, tender 4/1/12 (d)(f)	1,000	1,029
California Pub. Works Board Lease Rev.:
(Various California State Univ. Projs.) Series A, 5.25% 12/1/13	5,000	5,058
Series 2005 A, 5.25% 6/1/30	14,000	15,133
Series B:
5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,727
5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	3,139
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	3,500	3,521
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (d)	4,000	3,956
Compton Cmnty. Redev. Agcy. (Tax Allocation-Compton Redev. Proj.) Series A, 6.5% 8/1/13 (FSA Insured)	4,000	4,090
Encinitas Union School District 0% 8/1/20 (MBIA Insured)	3,500	1,814
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	5,070	5,236
0% 1/15/27 (b)	2,500	2,107
5% 1/15/16 (MBIA Insured)	2,800	2,990
5.75% 1/15/40	6,300	6,459
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	1,245	1,259
6.75% 6/1/39	8,800	9,906
Series 2003 B:
5% 6/1/08	1,400	1,461
5% 6/1/10	2,000	2,136
5% 6/1/12	2,255	2,426
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Golden State Tobacco Securitization Corp.: - continued
Series 2003 B:
5.75% 6/1/21	$ 10,000	$ 10,710
5.75% 6/1/23	3,400	3,609
Laguna Salada Union School District Series C, 0% 8/1/30 (FGIC Insured)	2,095	639
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,000	5,226
Series A, 5.125% 7/1/41 (MBIA Insured)	9,985	10,486
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	9,400	10,626
5.375% 7/1/18 (MBIA Insured)	14,600	16,396
5.5% 7/1/15 (MBIA Insured)	6,140	7,063
Series F, 5% 7/1/18 (FSA Insured)	10,000	10,863
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (g)	3,090	3,701
Monrovia Unified School District Series B, 0% 8/1/29 (FGIC Insured)	4,525	1,438
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	5,480	5,541
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	700	714
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5% 7/1/07 (Pre-Refunded to 7/1/06 @ 102) (g)	1,000	1,057
San Diego Unified School District (Election of 1998 Proj.) Series E2:
5.5% 7/1/25 (FSA Insured)	10,000	11,943
5.5% 7/1/26 (FSA Insured)	6,700	8,012
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 10A, 5.55% 5/1/14 (MBIA Insured) (f)	5,875	6,102
Second Series 27A, 5.5% 5/1/09 (MBIA Insured) (f)	4,330	4,659
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A:
0% 1/15/12 (MBIA Insured)	9,900	7,834
0% 1/15/34 (MBIA Insured)	10,000	2,535
5.25% 1/15/30 (MBIA Insured)	3,600	3,786
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (FGIC Insured)	5,430	2,028
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,876
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Univ. of California Revs. (UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	$ 2,990	$ 3,358
5.5% 5/15/16 (AMBAC Insured)	3,155	3,537
5.5% 5/15/17 (AMBAC Insured)	3,325	3,712
5.5% 5/15/19 (AMBAC Insured)	3,700	4,119
5.5% 5/15/22 (AMBAC Insured)	1,000	1,109
5.5% 5/15/23 (AMBAC Insured)	1,025	1,131
Series B:
5.5% 5/15/15 (AMBAC Insured)	5,105	5,839
5.5% 5/15/16 (AMBAC Insured)	6,500	7,419
5.5% 5/15/17 (AMBAC Insured)	6,860	7,763
		479,217
Colorado - 1.7%
Colorado Health Facilities Auth. Rev. Series 2001:
6.5% 11/15/31	5,040	5,633
6.625% 11/15/26	2,700	3,036
Colorado Springs Arpt. Rev. Series C:
0% 1/1/09 (MBIA Insured)	1,655	1,471
0% 1/1/10 (MBIA Insured)	1,500	1,276
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	33,385	35,998
Dawson Ridge Metropolitan District # 1 Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (g)	30,025	13,766
Denver Health & Hosp. Auth. Health Care Rev. Series A, 6.25% 12/1/33	2,000	2,173
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,500	1,748
5.75% 12/15/22 (FGIC Insured)	1,000	1,159
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	10,000	11,275
Longmont Sales & Use Tax Rev. 5.7% 11/15/18 (FGIC Insured)	2,280	2,549
Northwest Pkwy Pub. Hwy. Auth. Sr. Series A:
5.5% 6/15/15 (AMBAC Insured)	1,000	1,116
5.5% 6/15/19 (AMBAC Insured)	1,000	1,110
		82,310
District Of Columbia - 1.2%
District of Columbia Gen. Oblig.:
Series 1998 A, 5.25% 6/1/27 (MBIA Insured)	17,330	18,287
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
District of Columbia Gen. Oblig.: - continued
Series B, 0% 6/1/12 (MBIA Insured)	$ 8,800	$ 6,786
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	12,600	13,919
(Georgetown Univ. Proj.) Series A:
5.95% 4/1/14 (MBIA Insured)	2,000	2,187
6% 4/1/18 (MBIA Insured)	13,835	15,145
		56,324
Florida - 1.5%
Boynton Beach Util. Sys. Rev. 5.5% 11/1/19 (FGIC Insured)	3,300	3,923
Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 6% 10/1/24 (MBIA Insured) (f)	3,750	3,851
Florida Board of Ed. Cap. Outlay Series B, 5.5% 6/1/15 (FGIC Insured)	3,655	4,140
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
5.25% 11/15/12	3,935	4,163
5.25% 11/15/13	3,140	3,311
Jacksonville Elec. Auth. Rev.:
(Saint Johns River Proj.) Series 13 Issue 2, 5.375% 10/1/16 (MBIA Insured)	4,535	4,660
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (g)	2,465	2,764
Jacksonville Port Auth. Rev.:
5.5% 11/1/06 (MBIA Insured) (f)	2,840	2,895
5.75% 11/1/09 (MBIA Insured) (f)	1,000	1,054
Miami-Dade County Edl. Facilities Auth. Rev. 5.75% 4/1/29 (AMBAC Insured)	5,000	5,559
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (d)	3,600	3,874
Orange County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) 5.625% 11/15/32	2,000	2,158
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
6% 4/1/08 (AMBAC Insured) (f)	5,000	5,361
6% 4/1/09 (AMBAC Insured) (f)	8,090	8,839
Seminole County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (MBIA Insured)	1,645	1,832
5% 7/1/20 (MBIA Insured)	1,745	1,883
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
South Broward Hosp. District Rev. 5.625% 5/1/32 (MBIA Insured)	$ 2,630	$ 2,934
Tampa Wtr. & Swr. Rev. 6% 10/1/17 (FSA Insured)	1,000	1,227
Univ. of Central Florida Athletics Assn, Inc. Certficates of Prtn. Series A, 5% 10/1/35 (FGIC Insured)	1,275	1,345
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	4,325	4,587
		70,360
Georgia - 2.7%
Atlanta & Fulton County Resource Auth. Rev. (Downtown Area Pub. Impt. Proj.) Series A, 5.375% 12/1/21 (MBIA Insured)	6,000	6,367
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	16,300	17,270
5% 11/1/43 (FSA Insured)	64,000	67,457
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	12,100	13,180
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	5,800	6,528
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (FGIC Insured)	140	164
Gainesville & Hall County Hosp. Auth. Rev. Anticipation Ctfs. (Northeast Georgia Health Sys., Inc. Proj.) 5.5% 5/15/31	4,500	4,713
Private Colleges & Univs. Auth. Rev. (Emory Univ. Proj.):
Series 1999 A, 5.5% 11/1/31	3,800	4,130
Series A, 5.5% 11/1/24	5,000	5,513
Richmond County Dev. Auth. Rev.:
(Southern Care Corp. Facility Proj.) Series A, 0% 12/1/21 (Escrowed to Maturity) (g)	5,590	2,674
Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	2,200	1,052
		129,048
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (FGIC Insured)	2,640	2,937
Series 2000 B, 8% 7/1/11 (FGIC Insured) (f)	9,250	11,318
Hawaii Gen. Oblig. Series CU, 5.75% 10/1/12 (MBIA Insured)	2,130	2,384
Honolulu City and County Wastewtr. Sys. Sr. Series 2001 5.5% 7/1/18 (AMBAC Insured)	1,090	1,199
		17,838
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Idaho - 0.2%
Boise City Urban Renewal Agcy. Lease Rev. 5.9% 8/15/29 (Pre-Refunded to 8/15/09 @ 101) (g)	$ 6,950	$ 7,805
Illinois - 14.3%
Chicago Board of Ed. Series A:
0% 12/1/16 (FGIC Insured)	3,200	2,001
5.5% 12/1/27 (AMBAC Insured)	4,000	4,789
5.5% 12/1/28 (Pre-Refunded to 12/1/11 @ 100) (g)	5,060	5,729
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (FGIC Insured)	17,000	12,198
0% 1/1/15 (FGIC Insured)	20,000	13,698
0% 1/1/26 (FGIC Insured)	16,000	6,202
0% 1/1/28 (FGIC Insured)	23,555	8,233
0% 1/1/30 (FGIC Insured)	18,670	5,872
(Neighborhoods Alive 21 Prog.):
Series A:
5.75% 1/1/40 (FGIC Insured)	18,500	20,644
6% 1/1/28 (FGIC Insured)	7,255	8,200
5% 1/1/28 (AMBAC Insured)	2,000	2,115
6% 1/1/28 (Pre-Refunded to 7/1/10 @ 101) (g)	1,145	1,312
Series 2000 C, 5.5% 1/1/40 (FGIC Insured)	14,750	16,057
Series 2000 D, 5.5% 1/1/35 (FGIC Insured)	15,000	16,325
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (g)	1,300	1,407
5% 1/1/42 (AMBAC Insured)	18,955	19,725
5.25% 1/1/22 (MBIA Insured)	2,085	2,262
5.25% 1/1/33 (MBIA Insured)	8,300	8,806
5.5% 1/1/38 (MBIA Insured)	21,500	23,536
Series C, 5.7% 1/1/30 (FGIC Insured)	15,415	17,204
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	24,825	25,910
Series B:
5.25% 1/1/13 (MBIA Insured) (f)	2,910	3,008
5.25% 1/1/14 (MBIA Insured) (f)	3,060	3,161
6% 1/1/08 (MBIA Insured) (f)	2,170	2,283
6% 1/1/10 (MBIA Insured) (f)	2,435	2,558
6.125% 1/1/11 (MBIA Insured) (f)	2,580	2,713
Chicago Motor Fuel Tax Rev. Series A, 5.25% 1/1/19 (AMBAC Insured)	1,780	1,956
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (f)	10,000	10,870
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series A:
5.5% 1/1/16 (AMBAC Insured) (f)	$ 10,770	$ 11,300
5.5% 1/1/16 (Pre-Refunded to 1/1/07 @ 102) (f)(g)	1,230	1,301
5.6% 1/1/10 (AMBAC Insured)	4,500	4,647
6.25% 1/1/09 (AMBAC Insured) (f)	6,040	6,430
Series B, 5.75% 1/1/30 (AMBAC Insured)	13,420	14,835
Chicago Park District:
Series 2001 A:
5.5% 1/1/19 (FGIC Insured)	3,100	3,399
5.5% 1/1/20 (FGIC Insured)	3,200	3,505
Series A:
5.25% 1/1/18 (FGIC Insured)	4,690	5,175
5.25% 1/1/19 (FGIC Insured)	3,000	3,297
5.25% 1/1/20 (FGIC Insured)	2,195	2,403
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (Pre-Refunded to 1/1/27 @ 100) (g)	11,670	12,678
5.5% 1/1/17 (Escrowed to Maturity) (g)	1,135	1,265
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 5% 6/1/07 (AMBAC Insured)	4,830	4,851
Chicago Wtr. Rev. 0% 11/1/16 (AMBAC Insured)	7,555	4,714
Cicero Gen. Oblig. 5.25% 12/1/26 (MBIA Insured)	3,010	3,273
Cook County Gen. Oblig. Series C:
5% 11/15/25 (AMBAC Insured)	8,400	8,865
5.5% 11/15/26 (AMBAC Insured)	5,120	5,657
DuPage County Forest Preserve District Rev. 0% 11/1/17	5,565	3,315
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	1,000	1,107
5.25% 1/1/22	2,000	2,185
Franklin Park Village Cook County Gen. Oblig. Series B:
5% 7/1/17 (AMBAC Insured)	1,380	1,500
5% 7/1/18 (AMBAC Insured)	1,450	1,571
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(f)	5,600	5,592
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,137
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	6,013
5.5% 9/1/19	4,405	4,934
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	$ 23,250	$ 24,237
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (d)	3,350	3,383
Series 2005 A:
5.25% 7/1/41	755	805
5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (g)	305	343
Series A, 5.125% 7/1/38	1,585	1,638
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	3,600	3,685
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	2,260	2,505
5.25% 12/1/20 (FSA Insured)	2,000	2,200
5.375% 12/1/14 (FSA Insured)	5,000	5,614
5.375% 7/1/15 (MBIA Insured)	3,700	4,129
5.5% 4/1/16 (FSA Insured)	1,300	1,457
5.5% 8/1/16 (MBIA Insured)	13,000	14,633
5.5% 8/1/17 (MBIA Insured)	7,500	8,422
5.5% 2/1/18 (FGIC Insured)	1,000	1,115
5.5% 8/1/18 (MBIA Insured)	5,000	5,608
5.75% 12/1/18 (MBIA Insured)	1,200	1,340
5.5% 4/1/17 (MBIA Insured)	7,065	7,715
5.6% 4/1/21 (MBIA Insured)	7,500	8,199
5.7% 4/1/16 (MBIA Insured)	7,350	8,131
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
6.5% 5/15/30	9,000	9,703
7% 5/15/22	5,000	5,603
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,690
6% 7/1/33	3,775	4,083
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,470
7% 4/1/14	1,500	1,818
(Riverside Health Sys. Proj.) 6.85% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (g)	5,025	5,988
(Swedish American Hosp. Proj.) 6.875% 11/15/30 (Pre-Refunded to 5/15/10 @ 101) (g)	6,975	8,153
6.75% 2/15/15	1,000	1,128
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	$ 4,500	$ 6,202
Illinois Sales Tax Rev. 6% 6/15/20	4,600	5,160
Kane County School District #129, Aurora West Side:
Series A:
5.75% 2/1/17 (FGIC Insured)	3,655	4,125
5.75% 2/1/20 (FGIC Insured)	7,360	8,237
6% 2/1/23 (FGIC Insured)	1,335	1,529
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville:
5.5% 12/1/16 (MBIA Insured)	2,500	2,775
5.5% 12/1/17 (MBIA Insured)	4,000	4,433
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,307
5.625% 3/1/21 (AMBAC Insured)	2,505	2,863
5.75% 3/1/19 (AMBAC Insured)	2,240	2,612
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	15,000	4,125
5.75% 6/15/41 (MBIA Insured)	26,420	29,896
Series 2002 B, 0% 6/15/20 (MBIA Insured) (b)	2,000	1,575
Series A:
0% 6/15/08 (MBIA Insured)	3,820	3,489
0% 6/15/11 (Escrowed to Maturity) (g)	6,000	4,888
0% 6/15/15 (FGIC Insured)	15,000	10,069
0% 6/15/19 (FGIC Insured)	2,225	1,231
0% 6/15/20 (FGIC Insured)	3,450	1,816
0% 6/15/34 (MBIA Insured)	2,625	671
5.25% 12/15/10 (AMBAC Insured)	12,950	13,484
6.65% 6/15/12 (FGIC Insured)	250	251
Series 2002:
0% 6/15/10 (Escrowed to Maturity) (g)	16,640	14,148
0% 6/15/13 (Escrowed to Maturity) (g)	4,155	3,113
0% 6/15/13 (FGIC Insured)	5,430	3,996
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (FGIC Insured)	1,000	1,114
Univ. of Illinois Auxiliary Facilities Sys. Rev.:
Series A, 0% 4/1/21 (MBIA Insured)	4,965	2,465
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Univ. of Illinois Auxiliary Facilities Sys. Rev.: - continued
0% 4/1/17 (MBIA Insured)	$ 16,270	$ 9,932
0% 4/1/20 (MBIA Insured)	8,000	4,188
		677,212
Indiana - 2.5%
Anderson Ind. School Bldg. Corp.:
5.5% 7/15/18 (FSA Insured)	1,780	2,020
5.5% 7/15/19 (FSA Insured)	1,855	2,097
5.5% 7/15/24 (FSA Insured)	1,460	1,632
5.5% 1/15/28 (FSA Insured)	2,500	2,784
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,683
5.25% 7/15/25 (FSA Insured)	1,720	1,862
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (MBIA Insured) (c)	1,365	1,455
5.25% 7/15/17 (MBIA Insured) (c)	1,885	2,099
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,665
Hamilton Southeastern Cumberland Campus School Bldg. Corp. 5.125% 1/15/23 (AMBAC Insured)	1,250	1,334
Hammond School Bldg. Corp. 5% 7/15/16 (MBIA Insured)	1,845	2,036
Indiana Bond Bank Series B:
5% 2/1/19 (MBIA Insured)	1,940	2,102
5% 2/1/20 (MBIA Insured)	1,635	1,767
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (f)	7,350	7,728
Indiana Health Facilities Fing. Auth. Hosp. Rev.:
(Columbus Reg'l. Hosp. Proj.) 7% 8/15/15 (FSA Insured)	2,500	3,135
5.5% 2/15/30 (MBIA Insured)	5,295	5,723
Indiana Trans. Fin. Auth. Hwy. Series 1993 A, 0% 6/1/18 (AMBAC Insured)	1,700	984
Indianapolis Arpt. Auth. Rev. Series A, 5.6% 7/1/15 (FGIC Insured)	1,000	1,046
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A:
5.25% 7/1/33 (MBIA Insured)	35,240	37,482
5.5% 1/1/18 (MBIA Insured)	1,250	1,393
Muncie School Bldg. Corp.:
5.25% 1/10/14 (MBIA Insured)	1,215	1,357
5.25% 7/10/14 (MBIA Insured)	1,760	1,969
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Petersburg Poll. Cont. Rev.:
(Indianapolis Pwr. & Lt. Co. Proj.) 5.9% 12/1/24 (f)	$ 10,000	$ 10,627
5.95% 12/1/29 (f)	2,000	2,118
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/17 (MBIA Insured)	1,375	1,537
5.25% 7/15/22 (MBIA Insured)	1,785	1,968
5.25% 7/15/24 (MBIA Insured)	1,975	2,162
5.25% 7/15/25 (MBIA Insured)	2,085	2,279
5.25% 1/15/29 (MBIA Insured)	1,265	1,375
South Harrison School Bldg. Corp. Series A:
5.25% 7/15/22 (FSA Insured)	2,820	3,062
5.5% 7/15/21 (FSA Insured)	2,675	2,970
Southmont School Bldg. Corp. 5% 7/15/15 (FGIC Insured)	2,000	2,179
Westfield Washington Multi-School Bldg. Corp. Series A:
5% 7/15/15 (FSA Insured)	1,360	1,509
5% 7/15/18 (FSA Insured)	1,500	1,633
		118,772
Iowa - 0.7%
Iowa Fin. Auth. Hosp. Facilities Rev.:
5.875% 2/15/30 (AMBAC Insured)	15,000	16,564
6.625% 2/15/12	2,000	2,254
6.75% 2/15/13	1,000	1,123
6.75% 2/15/14	1,280	1,432
6.75% 2/15/15	1,000	1,116
6.75% 2/15/17	1,000	1,114
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	10,000	10,160
		33,763
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (d)	7,800	8,047
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	4,500	5,015
		13,062
Kentucky - 2.2%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	4,169
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A:
5.25% 5/15/37 (FGIC Insured)	$ 15,750	$ 17,181
5.75% 5/15/33 (FGIC Insured)	65,000	71,992
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2001 A:
5.25% 7/1/09 (FSA Insured) (f)	1,545	1,648
5.5% 7/1/10 (FSA Insured) (f)	3,800	4,127
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/10 (AMBAC Insured)	7,440	6,359
		105,476
Louisiana - 0.6%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,284
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	5,701
New Orleans Gen. Oblig.:
0% 9/1/09 (AMBAC Insured)	16,500	14,438
0% 9/1/11 (AMBAC Insured)	3,205	2,555
0% 9/1/14 (AMBAC Insured)	3,500	2,421
		28,399
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. 5.25% 7/1/30 (FSA Insured)	3,000	3,262
Maryland - 0.3%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (g)	1,605	1,819
5.75% 7/1/13 (Escrowed to Maturity) (g)	995	1,128
(Univ. of Maryland Med. Sys. Proj.) 6.75% 7/1/30	10,415	11,895
		14,842
Massachusetts - 6.5%
Massachusetts Bay Trans. Auth.:
Series 2000 A, 5.25% 7/1/30	1,465	1,551
Series A, 5.75% 3/1/26	17,795	19,447
Series B, 6.2% 3/1/16	3,800	4,510
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A Issue E, 4.9% 7/1/13 (AMBAC Insured) (f)	3,460	3,591
Series B Issue E:
5.75% 7/1/05 (AMBAC Insured) (f)	710	710
5.85% 7/1/06 (AMBAC Insured) (f)	845	856
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.: - continued
Series B Issue E:
5.95% 7/1/07 (AMBAC Insured) (f)	$ 910	$ 924
6.05% 7/1/08 (AMBAC Insured) (f)	935	949
6.15% 7/1/10 (AMBAC Insured) (f)	375	381
6.25% 7/1/11 (AMBAC Insured) (f)	230	234
6.3% 7/1/12 (AMBAC Insured) (f)	230	234
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	10,000	11,132
5.75% 6/15/12	5,000	5,563
5.75% 6/15/13	5,000	5,587
Massachusetts Gen. Oblig.:
Series 2005 A:
5% 3/1/21 (FSA Insured)	20,000	21,872
5% 3/1/22	6,500	7,043
Series D, 5.25% 10/1/21 (Pre-Refunded to 10/1/13 @ 100) (g)	9,000	10,104
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	3,975	3,986
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	2,000	2,222
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	3,800	3,889
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	11,930	12,484
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,904
(Wellesley College Proj.) Series F, 5.125% 7/1/39	5,705	5,958
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.):
Series 1992 A, 4.95% 12/1/06	2,000	2,038
Series A, 4.85% 12/1/05	2,200	2,214
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/06	30,800	29,847
0% 8/1/08	5,000	4,515
0% 8/1/09	21,800	18,891
0% 8/1/10	2,000	1,664
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5% 7/1/10 (Escrowed to Maturity) (g)	3,010	3,121
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (f)	2,000	2,155
5.5% 1/1/14 (AMBAC Insured) (f)	2,540	2,731
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.75% 1/1/32 (Pre-Refunded to 1/1/14 @ 100) (g)	$ 15,000	$ 17,364
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	14,400	15,358
Sr. Series A, 5.125% 1/1/23 (MBIA Insured)	7,950	8,242
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	16,215	16,251
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	90	96
Massachusetts Wtr. Resources Auth. Series A, 5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	30,300	34,162
Route 3 North Trans. Impt. Assoc. Lease Rev. 5.75% 6/15/16 (MBIA Insured)	4,850	5,418
Springfield Gen. Oblig. 5% 8/1/19 (MBIA Insured) (c)	7,015	7,646
		305,844
Michigan - 1.5%
Carman-Ainsworth Cmnty. School District 5% 5/1/18 (FSA Insured) (c)	2,175	2,385
Clarkston Cmnty. Schools 5.375% 5/1/20	1,775	1,993
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	4,520	4,828
Ferris State Univ. Rev. 5% 10/1/20 (MBIA Insured) (c)	3,165	3,420
Fowlerville Cmnty. School District 5.25% 5/1/17 (FGIC Insured)	1,425	1,591
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (AMBAC Insured)	1,460	1,626
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Mercy Health Svcs. Proj.):
Series Q, 5.375% 8/15/26 (Escrowed to Maturity) (g)	4,750	4,882
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (g)	4,000	4,152
Series X, 6% 8/15/34 (MBIA Insured)	10,675	11,854
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (g)	420	448
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	2,000	2,223
Michigan Muni. Bond Auth. Rev. (State Revolving Fund Prog.) 5.125% 10/1/20	18,300	19,277
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	7,000	7,402
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.): - continued
5.5% 1/1/14	$ 3,695	$ 3,813
6.25% 1/1/09	400	438
		70,332
Minnesota - 1.0%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Health Partners Oblig. Group Proj.) 6% 12/1/18	1,000	1,128
(Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	9,700	9,782
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	6,000	6,713
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A:
6.375% 11/15/29	375	424
6.375% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (g)	11,625	13,583
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	8,500	9,496
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series C, 5.25% 10/1/13 (AMBAC Insured)	2,000	2,013
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,901
5.25% 12/1/19	2,850	3,156
Waconia Independent School District #110 Series A, 5% 2/1/15 (FSA Insured)	1,155	1,249
		49,445
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	4,000	4,291
Missouri - 0.2%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.):
Series 2002 B, 5.5% 7/1/17	1,780	2,020
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.): - continued
Series 2003 A:
5.125% 1/1/19	$ 5,000	$ 5,455
5.25% 1/1/18	1,280	1,411
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series C, 5.5% 3/1/16 (f)	185	185
		9,071
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (d)	7,700	8,130
Montana Board of Invt. (Payroll Tax Workers Compensation Prog.):
Series 1996:
6.875% 6/1/20 (Escrowed to Maturity) (g)	1,255	1,371
6.875% 6/1/20 (Escrowed to Maturity) (g)	3,870	4,227
6.875% 6/1/20 (Escrowed to Maturity) (g)	2,005	2,190
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	2,000	2,118
		18,036
Nevada - 1.0%
Clark County Arpt. Rev. Series C:
5.375% 7/1/17 (AMBAC Insured) (f)	4,310	4,699
5.375% 7/1/19 (AMBAC Insured) (f)	1,100	1,189
5.375% 7/1/21 (AMBAC Insured) (f)	1,600	1,717
Clark County Gen. Oblig.:
Series 2000, 5.5% 7/1/30 (MBIA Insured)	4,500	4,878
5.5% 7/1/21 (MBIA Insured)	1,100	1,199
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	6,285	6,936
Truckee Meadows Wtr. Auth. Wtr. Rev. 5.25% 7/1/34 (FSA Insured)	18,855	19,975
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	3,535
0% 7/1/13 (FSA Insured)	4,590	3,369
0% 7/1/14 (FSA Insured)	3,000	2,103
		49,600
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Hampshire - 0.2%
Nashua Gen. Oblig. 5.25% 9/15/18	$ 1,000	$ 1,097
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(f)	6,100	6,102
		7,199
New Jersey - 1.6%
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/14 (AMBAC Insured)	2,440	2,690
New Jersey Econ. Dev. Auth. Rev. Series 2005 K, 5.5% 12/15/19 (AMBAC Insured)	9,500	11,189
New Jersey Gen. Oblig. Series 2005 N, 5.25% 7/15/11 (AMBAC Insured) (c)	2,890	3,166
New Jersey Health Care Facilities Fing. Auth. Rev. (Christ Hosp. Group Issue Proj.) 7% 7/1/06 (Escrowed to Maturity) (g)	1,635	1,668
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 A, 3.15%, tender 1/1/10 (AMBAC Insured) (d)	10,900	10,895
Series A:
5.6% 1/1/22 (Pre-Refunded to 1/1/10 @ 100) (g)	1,600	1,773
5.625% 1/1/15 (Pre-Refunded to 1/1/10 @ 100) (g)	1,475	1,636
New Jersey Trans. Trust Fund Auth.:
Series 2003 C, 5.5% 6/15/16 (Pre-Refunded to 6/15/13 @ 100) (g)	2,000	2,302
Series B, 5.5% 12/15/21 (MBIA Insured)	5,000	5,924
North Hudson Swr. Auth. Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,591
5.25% 8/1/19 (FGIC Insured)	2,735	3,011
Ocean County Utils. Auth. Wastewtr. Rev. 5.25% 1/1/07	1,265	1,292
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	3,270	3,305
5.75% 6/1/32	8,980	9,315
6.125% 6/1/24	8,500	9,078
6.125% 6/1/42	4,500	4,720
Warren County Poll. Cont. Fing. Auth. Resource Recovery Rev. 6.55% 12/1/06 (MBIA Insured)	1,000	1,015
		76,570
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Mexico - 0.6%
Albuquerque Arpt. Rev.:
6.5% 7/1/08 (AMBAC Insured) (f)	$ 1,500	$ 1,630
6.7% 7/1/18 (AMBAC Insured) (f)	2,500	2,713
6.75% 7/1/09 (AMBAC Insured) (f)	1,150	1,289
6.75% 7/1/10 (AMBAC Insured) (f)	1,700	1,931
6.75% 7/1/12 (AMBAC Insured) (f)	1,935	2,273
Bernalillo County Gross Receipt Tax Rev. 5.25% 10/1/26	5,790	6,134
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (f)	5,000	5,259
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	6,478
		27,707
New York - 9.9%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/14 (FSA Insured)	3,500	4,050
5.75% 5/1/15 (FSA Insured)	7,870	9,078
5.75% 5/1/16 (FSA Insured)	7,120	8,332
5.75% 5/1/18 (FSA Insured)	12,680	14,669
5.75% 5/1/20 (FSA Insured)	8,000	9,303
5.75% 5/1/21 (FSA Insured)	5,420	6,253
5.75% 5/1/22 (FSA Insured)	1,000	1,164
5.75% 5/1/23 (FSA Insured)	1,750	1,977
5.75% 5/1/24 (FSA Insured)	3,000	3,488
5.75% 5/1/25 (FSA Insured)	3,400	3,934
5.75% 5/1/26 (FSA Insured)	5,200	6,004
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured)	2,200	2,453
Metropolitan Trans. Auth. Rev. Series F, 5.25% 11/15/27 (MBIA Insured)	3,400	3,693
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,800	4,298
Series A, 5.5% 1/1/20 (MBIA Insured)	4,200	4,722
Series B, 5.5% 7/1/19 (MBIA Insured)	2,000	2,249
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (g)	14,250	16,072
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	2,300	2,484
Nassau County Interim Fin. Auth. Series 2000 A, 5.75% 11/15/11 (MBIA Insured)	1,000	1,121
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	5,345	6,134
Series 2003 A, 5.5% 8/1/20 (MBIA Insured)	8,000	9,008
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 I, 5.75% 3/1/16	$ 5,500	$ 6,218
Series 2005 J, 5% 3/1/20	14,035	15,056
Series A, 5.25% 11/1/14 (MBIA Insured)	1,850	2,050
Series B, 5.75% 8/1/14	2,000	2,257
Series C:
5.75% 3/15/27 (FSA Insured)	3,060	3,454
5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (g)	940	1,085
Series E, 6% 8/1/11	165	173
Series G, 5.25% 8/1/14 (AMBAC Insured)	2,500	2,751
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (f)	1,485	1,563
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 6% 1/1/08 (f)	500	506
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	3,300	3,517
Series A:
5.125% 6/15/34 (MBIA Insured)	13,800	14,707
6% 6/15/28 (Pre-Refunded to 6/15/12 @ 100) (g)	12,500	14,646
Series B, 5.125% 6/15/31	10,545	11,115
Series G, 5.125% 6/15/32	2,000	2,102
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/27 (MBIA Insured)	6,500	6,855
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	6,000	6,385
New York Local Govt. Assistance Corp. Series C, 5.5% 4/1/17	21,915	25,325
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/09	4,370	4,767
5.75% 7/1/13	8,750	9,890
Series C, 7.5% 7/1/10 (FGIC Insured)	24,650	27,310
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	3,770	4,055
(State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/17 (FGIC Insured)	6,865	8,317
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14	690	944
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	$ 3,000	$ 3,428
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	4,205	4,394
4.875% 6/15/20	8,500	8,852
5% 6/15/15	3,015	3,199
New York State Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	1,385	1,418
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	3,500	3,905
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	2,350	2,619
New York State Urban Dev. Corp. Rev. Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	14,360	17,037
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5.25% 4/1/22 (MBIA Insured)	2,190	2,398
New York Transitional Fin. Auth. Rev.:
Series 2003 D, 5% 2/1/31	3,500	3,682
Series A, 5.75% 2/15/16	2,800	3,118
Series B, 5.25% 8/1/19	2,000	2,212
Niagara Falls City Niagara County Pub. Impt. (Pub. Impt. Proj.) 7.5% 3/1/18 (MBIA Insured)	500	693
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	10,500	11,585
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	6,167
5.25% 6/1/22 (AMBAC Insured)	3,850	4,198
5.5% 6/1/15	33,500	36,415
Series C1:
5.5% 6/1/14	7,300	7,836
5.5% 6/1/20	2,200	2,440
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	7,350	8,078
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	4,000	4,293
Series A:
5% 1/1/32 (MBIA Insured)	3,000	3,152
5.25% 1/1/28 (Pre-Refunded to 7/1/22 @ 100) (g)	13,315	15,539
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (g)	$ 2,000	$ 2,322
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (g)	4,000	4,733
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (g)	9,860	10,827
		470,074
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	3,400	3,569
North Carolina - 4.8%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (MBIA Insured)	1,800	1,991
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,804
5.25% 6/1/18 (AMBAC Insured)	1,620	1,793
5.25% 6/1/19 (AMBAC Insured)	1,540	1,704
5.25% 6/1/22 (AMBAC Insured)	1,620	1,779
5.25% 6/1/23 (AMBAC Insured)	1,620	1,768
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5.125% 10/1/41	6,380	6,697
5.125% 7/1/42	34,200	36,110
5.25% 7/1/42	9,805	10,460
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	3,600	4,023
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	8,675	9,395
5.75% 1/1/26	4,000	4,256
Series B:
5.875% 1/1/21 (MBIA Insured)	22,725	24,126
7% 1/1/08	9,650	10,471
7.25% 1/1/07	8,375	8,851
Series C:
5.25% 1/1/09	2,500	2,632
5.5% 1/1/07	5,950	6,138
7% 1/1/07	15,715	16,551
Series D:
5.375% 1/1/10	4,500	4,811
6.7% 1/1/19	5,000	5,609
6.75% 1/1/26	7,000	7,845
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	$ 2,945	$ 3,186
5% 2/1/20	1,500	1,616
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1992, 7.25% 1/1/07	5,200	5,505
Series 1999 B, 6.375% 1/1/08	7,000	7,518
Series A:
5.125% 1/1/15 (MBIA Insured)	6,860	7,180
5.125% 1/1/17 (MBIA Insured)	31,350	32,998
		226,817
North Dakota - 0.7%
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	26,000	31,270
Ohio - 1.1%
Cincinnati Gen. Oblig. (Police & Firemen's Disability Proj.) 6% 12/1/35	11,000	12,424
Franklin County Hosp. Rev. 5.5% 5/1/28 (AMBAC Insured)	4,265	4,656
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/08	1,225	1,288
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	4,905	5,539
6% 12/1/19 (Escrowed to Maturity) (g)	5,095	5,810
6% 12/1/26 (Escrowed to Maturity) (g)	10,000	11,353
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (d)(f)	5,000	5,126
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/30	3,000	3,229
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (MBIA Insured)	3,750	3,934
		53,359
Oklahoma - 1.1%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	2,080	1,650
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (FGIC Insured)	2,845	3,200
5.5% 10/1/23 (FGIC Insured)	3,005	3,370
5.5% 10/1/24 (FGIC Insured)	3,175	3,552
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 6% 2/15/29	$ 15,000	$ 16,435
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A:
5.75% 8/15/29 (MBIA Insured)	11,420	12,457
5.75% 8/15/29 (Pre-Refunded to 8/15/09 @ 101) (g)	8,330	9,307
		49,971
Oregon - 0.7%
Clackamas County School District #62C, Oregon City Series 2004:
5% 6/15/18 (FSA Insured)	1,325	1,447
5% 6/15/19 (FSA Insured)	3,395	3,704
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A:
8% 7/15/06	385	399
8% 7/15/07	430	446
8% 7/15/08	480	498
8% 7/15/09	540	560
8% 7/15/10	605	628
8% 7/15/11	385	399
Portland Swr. Sys. Rev.:
Series 2000 A, 5.75% 8/1/18 (Pre-Refunded to 8/1/10 @ 100) (g)	3,000	3,379
5.75% 8/1/20 (Pre-Refunded to 8/1/10 @ 100) (g)	14,390	16,209
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,080
5.5% 6/15/21 (FSA Insured)	1,060	1,245
Yamhill County School District #029J Newberg 5.5% 6/15/20 (FGIC Insured)	1,000	1,175
		32,169
Pennsylvania - 1.8%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (f)	6,500	6,727
Annville-Cleona School District:
5.5% 3/1/24 (FSA Insured)	1,350	1,526
5.5% 3/1/25 (FSA Insured)	1,400	1,579
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	3,000	3,351
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	$ 4,400	$ 4,620
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/22 (AMBAC Insured)	2,000	2,463
6.1% 6/1/12 (AMBAC Insured)	3,000	3,487
6.125% 6/1/14 (AMBAC Insured)	5,230	6,219
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/13 (Escrowed to Maturity) (g)	11,455	8,444
Pennsylvania Convention Ctr. Auth. Rev. Series A:
6.6% 9/1/09 (MBIA Insured)	3,000	3,049
6.7% 9/1/14 (MBIA Insured)	1,500	1,525
6.7% 9/1/16 (Escrowed to Maturity) (g)	2,000	2,411
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (f)	8,700	9,276
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(f)	3,100	3,107
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 3.95%, tender 11/1/09 (d)(f)	5,000	4,976
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/16 (AMBAC Insured)	3,600	3,950
Pennsylvania Hsg. Fin. Agcy.:
Series 54A, 5.375% 10/1/28 (f)	470	474
Series C, 8.1% 7/1/13	1,130	1,135
Philadelphia Arpt. Rev. Series 1998, 5.375% 6/15/10 (FGIC Insured) (f)	4,425	4,754
Philadelphia Gen. Oblig. Series 2003 A:
5% 2/15/10 (XL Cap. Assurance, Inc. Insured)	2,000	2,154
5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,098
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (FGIC Insured)	3,000	3,176
Quaker Valley School District 5.5% 4/1/24 (Pre-Refunded to 4/1/14 @ 100) (g)	1,405	1,623
West Allegheny School District Series B, 5.25% 2/1/14 (FGIC Insured)	2,010	2,273
		83,397
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - 0.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 2,300	$ 2,622
5.75% 7/1/19 (FGIC Insured)	3,240	3,717
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (g)	6,900	7,617
5.5% 10/1/40 (Escrowed to Maturity) (g)	1,200	1,322
Series C, 5.5% 7/1/21 (FGIC Insured)	3,000	3,575
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series 2002 KK, 5.5% 7/1/15 (MBIA Insured)	3,885	4,553
		23,406
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,937
5.25% 9/15/16 (AMBAC Insured)	1,815	2,043
5.25% 9/15/18 (AMBAC Insured)	1,005	1,116
5.5% 9/15/24 (AMBAC Insured)	2,000	2,242
		7,338
South Carolina - 1.0%
Charleston County Gen. Oblig. 6% 6/1/13 (Pre-Refunded to 6/1/06 @ 100) (g)	2,500	2,576
Lexington County Health Svcs. District, Inc. Hosp. Rev. 6% 11/1/18	3,500	3,975
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series B, 5.25% 1/1/11 (MBIA Insured)	8,625	9,033
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (g)	1,500	1,820
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,344
5.375% 1/1/23 (FSA Insured)	1,025	1,129
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (g)	4,000	4,882
South Carolina Ports Auth. Ports Rev. 5.5% 7/1/08 (FSA Insured) (f)	3,515	3,760
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured) (c)	$ 2,200	$ 2,391
Series 2005 B, 5% 1/1/19 (MBIA Insured) (c)	2,500	2,710
Series A:
5.5% 1/1/15 (FGIC Insured) (c)	5,000	5,716
5.75% 1/1/10 (Pre-Refunded to 1/1/06 @ 102) (g)	4,705	4,869
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (MBIA Insured)	1,120	1,204
		46,409
South Dakota - 0.0%
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	1,000	1,200
Tennessee - 1.2%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	3,300	3,703
5.75% 1/1/14 (MBIA Insured)	2,000	2,317
7.25% 1/1/10 (MBIA Insured)	2,660	3,102
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
6.25% 2/15/09 (MBIA Insured) (f)	1,500	1,639
6.25% 2/15/10 (MBIA Insured) (f)	1,000	1,112
6.25% 2/15/11 (MBIA Insured) (f)	1,415	1,593
Series B, 6.5% 2/15/09 (MBIA Insured) (f)	500	550
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09 @ 101) (g)	3,100	3,478
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (g)	4,400	4,959
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (FGIC Insured)	5,600	6,721
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Hosp. Proj.):
6.5% 9/1/26 (Escrowed to Maturity) (g)	8,410	9,896
6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (g)	14,090	16,921
		55,991
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - 13.0%
Aledo Independent School District Series A, 5.125% 2/15/33	$ 2,775	$ 2,956
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	1,745	1,880
Arlington Gen. Oblig. 5% 8/15/18 (FGIC Insured)	1,215	1,319
Austin Independent School District:
5.25% 8/1/10 (c)	5,245	5,600
5.25% 8/1/11 (c)	2,000	2,153
5.25% 8/1/15 (c)	2,000	2,190
Austin Util. Sys. Rev. 0% 5/15/10 (MBIA Insured)	7,970	6,750
Austin Wtr. & Wastewtr. Sys. Rev. 5.5% 5/15/16 (Pre-Refunded to 5/15/10 @ 100) (g)	2,200	2,446
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	1,660	1,826
Birdville Independent School District:
0% 2/15/11	8,665	7,082
0% 2/15/13	13,690	10,227
Boerne Independent School District 5.25% 2/1/35	7,900	8,491
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (d)(f)	4,815	4,885
Canyon Independent School District Series A, 5.5% 2/15/21	1,855	2,067
Cedar Hill Independent School District 0% 8/15/09	1,575	1,343
Clint Independent School District:
5.5% 8/15/19	1,055	1,178
5.5% 8/15/20	1,110	1,234
5.5% 8/15/21	1,175	1,305
Conroe Independent School District:
Series B, 0% 2/15/10	2,805	2,394
0% 2/15/11	1,500	1,226
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,744
5.25% 7/15/19 (FSA Insured)	4,000	4,506
Corsicana Independent School District 5.125% 2/15/34 (c)	2,750	2,940
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/12	20,900	16,318
0% 2/15/13	6,425	4,800
0% 2/15/14	11,465	8,125
0% 2/15/16	9,700	6,241
5.75% 2/15/19	4,400	4,941
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Cypress-Fairbanks Independent School District: - continued
5.75% 2/15/21	$ 1,000	$ 1,117
Dallas Independent School District:
Series 2005, 5.25% 8/15/10 (c)	2,810	3,077
Series 5, 5.25% 8/15/13 (c)	1,000	1,120
Denton County Lewisville Independent School District Series 2004, 5% 8/15/16	3,465	3,743
Duncanville Independent School District 5.65% 2/15/28	5,550	6,165
Edinburg Consolidated Independent School District 5.5% 2/15/30	5,025	5,425
Fort Worth Wtr. & Swr. Rev. 5% 2/15/16 (FSA Insured)	6,000	6,580
Frisco Independent School District:
Series C:
5% 8/15/22 (c)	2,000	2,153
5% 8/15/26 (c)	3,765	4,017
5.375% 8/15/17	2,715	3,015
Garland Independent School District Series A, 4% 2/15/17	5,000	5,015
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,427
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (MBIA Insured)	1,570	1,749
5.25% 4/15/16 (MBIA Insured)	1,680	1,864
5.25% 4/15/17 (MBIA Insured)	2,295	2,537
5.25% 4/15/18 (MBIA Insured)	1,915	2,104
5.25% 4/15/19 (MBIA Insured)	1,000	1,099
5.25% 4/15/20 (MBIA Insured)	1,565	1,713
Harlandale Independent School District:
5.5% 8/15/35	3,625	3,935
5.7% 8/15/30	6,290	6,969
6% 8/15/16	35	39
Harris County Gen. Oblig.:
0% 10/1/13 (MBIA Insured)	5,550	4,034
0% 10/1/14 (MBIA Insured)	11,000	7,609
0% 8/15/25 (MBIA Insured)	3,000	1,179
0% 8/15/28 (MBIA Insured)	5,000	1,667
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.375% 2/15/26	3,000	3,144
5.625% 2/15/13	4,625	5,094
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	$ 1,340	$ 1,481
7.4% 2/15/10 (Escrowed to Maturity) (g)	695	751
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) 5.5% 3/1/15 (FGIC Insured)	1,985	2,224
Houston Arpt. Sys. Rev.:
Series A:
5.625% 7/1/20 (FSA Insured) (f)	2,000	2,184
5.625% 7/1/21 (FSA Insured) (f)	3,350	3,651
6% 7/1/08 (FGIC Insured) (f)	1,000	1,076
Series B, 5.5% 7/1/30 (FSA Insured)	10,645	11,505
Houston Independent School District:
Series A, 0% 8/15/11	6,400	5,122
0% 8/15/13	9,835	7,162
Humble Independent School District Series 2005 B, 5.25% 2/15/22 (FGIC Insured)	1,995	2,189
Hurst Euless Bedford Independent School District:
0% 8/15/11	3,620	2,897
0% 8/15/12	5,105	3,901
0% 8/15/13	3,610	2,639
Katy Independent School District:
Series A, 5% 2/15/16	2,500	2,726
0% 8/15/11	4,170	3,337
Keller Independent School District:
Series 1996 A, 0% 8/15/17	2,000	1,196
Series A, 5.125% 8/15/25	3,000	3,046
Kennedale Independent School District 5.5% 2/15/29	3,335	3,676
Killeen Independent School District:
5.25% 2/15/17	2,105	2,308
5.25% 2/15/18	1,325	1,447
La Joya Independent School District:
5.25% 2/15/23	2,940	3,212
5.5% 2/15/22	8,140	8,841
Little Elm Independent School District 5.5% 8/15/21	2,540	2,804
Lower Colorado River Auth. Rev.:
5.25% 1/1/15 (Escrowed to Maturity) (g)	6,260	7,127
5.25% 5/15/18 (AMBAC Insured)	2,020	2,222
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C:
5.25% 5/15/18 (AMBAC Insured)	1,000	1,100
5.25% 5/15/19 (AMBAC Insured)	1,000	1,100
5.25% 5/15/20 (AMBAC Insured)	2,000	2,191
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Mansfield Independent School District 5.5% 2/15/18	$ 3,855	$ 4,277
Mesquite Independent School District 5.375% 8/15/11	1,385	1,477
Midlothian Independent School District 0% 2/15/10	1,525	1,301
Midway Independent School District 0% 8/15/19	3,600	1,943
Montgomery County Gen. Oblig. Series A, 5.625% 3/1/20 (FSA Insured)	3,800	4,240
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	2,275	2,456
5.5% 8/15/25 (FGIC Insured)	1,675	1,865
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/14 (MBIA Insured)	5,215	6,030
Northside Independent School District 5.5% 2/15/12	3,715	4,136
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,112
Prosper Independent School District 5.75% 8/15/29	1,250	1,411
Robstown Independent School District 5.25% 2/15/29	3,165	3,419
Rockwall Independent School District:
5.375% 2/15/19	1,450	1,593
5.375% 2/15/20	1,230	1,350
5.375% 2/15/21	1,560	1,706
5.625% 2/15/12	4,090	4,580
5.625% 2/15/13	1,190	1,331
5.625% 2/15/14	1,160	1,295
Round Rock Independent School District:
Series 2001 A, 5.5% 8/1/16 (Pre-Refunded to 8/1/11 @ 100) (g)	2,305	2,601
0% 8/15/11 (MBIA Insured)	4,300	3,452
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (d)(f)	16,000	17,212
San Antonio Elec. & Gas Systems Rev.:
Series B:
0% 2/1/10 (Escrowed to Maturity) (g)	19,000	16,300
0% 2/1/12 (Escrowed to Maturity) (g)	7,000	5,511
5.375% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (g)	5,000	5,571
5.375% 2/1/19 (Pre-Refunded to 2/1/12 @ 100) (g)	6,000	6,685
San Antonio Gen. Oblig.:
5.5% 2/1/15	1,975	2,207
5.5% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (g)	25	28
San Antonio Wtr. Sys. Rev.:
5.875% 5/15/19	3,000	3,324
6.5% 5/15/10 (Escrowed to Maturity) (g)	440	509
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,150
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Snyder Independent School District: - continued
5.25% 2/15/22 (AMBAC Insured)	$ 1,090	$ 1,205
5.25% 2/15/30 (AMBAC Insured)	1,750	1,894
Socorro Independent School District 5.375% 8/15/18	1,090	1,197
South San Antonio Independent School District 5% 8/15/17	1,025	1,108
Southlake Gen. Oblig. Series 2000 D, 5.75% 2/15/21 (AMBAC Insured)	2,345	2,572
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/17 (AMBAC Insured)	3,825	4,302
Spring Branch Independent School District:
Series 2001:
5.375% 2/1/12	2,000	2,207
5.375% 2/1/13	3,130	3,460
5.375% 2/1/18	3,600	3,925
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	5,750	5,998
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (f)	6,655	7,061
5.25% 10/1/11	7,150	7,600
5.75% 8/1/26	5,000	5,604
Texas Pub. Fin. Auth. Bldg. Rev.:
Series 1990:
0% 2/1/12 (MBIA Insured)	4,400	3,440
0% 2/1/14 (MBIA Insured)	6,900	4,898
0% 2/1/09 (MBIA Insured)	2,000	1,778
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	37,550	41,076
5.75% 8/15/38 (AMBAC Insured)	27,550	31,051
Texas Tpk. Auth. Dallas North Tollway Rev.:
0% 1/1/10 (Escrowed to Maturity) (g)	3,000	2,589
5.25% 1/1/23 (FGIC Insured)	18,775	19,356
Texas Wtr. Dev. Board Rev. Series B:
5.375% 7/15/16	5,000	5,437
5.625% 7/15/21	5,900	6,451
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.):
5.5% 2/1/19 (MBIA Insured)	1,665	1,859
5.5% 2/1/22 (MBIA Insured)	2,000	2,211
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
5.75% 7/1/27	1,000	1,050
6% 7/1/31	6,225	6,599
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
United Independent School District 5.25% 8/15/22 (Pre-Refunded to 8/15/12 @ 100) (g)	$ 4,340	$ 4,881
Weatherford Independent School District:
Series 2000, 0% 2/15/25 (Pre-Refunded to 2/15/10 @ 36.782) (g)	6,155	1,946
0% 2/15/22 (Pre-Refunded to 2/15/10 @ 45.084) (g)	2,980	1,155
0% 2/15/26 (Pre-Refunded to 2/15/10 @ 34.41) (g)	2,985	883
0% 2/15/33	6,985	1,821
White Settlement Independent School District:
5.75% 8/15/30	2,890	3,267
5.75% 8/15/34	2,400	2,705
Wichita Falls Wtr. & Swr. Rev. Series 2001, 5.375% 8/1/24 (AMBAC Insured)	3,000	3,245
Williamson County Gen. Oblig.:
5.5% 2/15/18 (FSA Insured)	60	66
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (g)	3,945	4,422
5.5% 2/15/20 (FSA Insured)	65	72
5.5% 2/15/20 (Pre-Refunded to 2/15/11 @ 100) (g)	4,455	4,994
		616,329
Utah - 2.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6% 7/1/16 (AMBAC Insured)	5,640	6,074
6% 7/1/16 (Escrowed to Maturity) (g)	9,205	9,793
Series B:
5.75% 7/1/16 (MBIA Insured)	30,260	32,441
6% 7/1/16 (MBIA Insured)	29,500	31,001
Series D, 5% 7/1/21 (MBIA Insured)	12,100	12,489
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (g)	2,975	3,730
Salt Lake City School District Series B, 5% 3/1/14	3,270	3,649
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/11 (AMBAC Insured)	9,000	10,031
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,979
5.25% 4/1/17 (FSA Insured)	4,335	4,786
		117,973
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Vermont - 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	$ 8,600	$ 9,783
Series A, 5.75% 12/1/18 (AMBAC Insured)	3,100	3,479
		13,262
Virginia - 0.2%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(f)	2,200	2,208
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial Hosp. Proj.) 8.7% 8/1/23	1,470	1,741
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,480
6% 2/15/13 (AMBAC Insured)	1,460	1,705
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.95% 5/1/09 (f)	1,890	1,946
		10,080
Washington - 6.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	7,200	4,274
0% 6/1/29 (MBIA Insured)	14,995	4,649
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(f)	2,430	2,641
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	3,535	3,935
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	2,000	1,064
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev. Series A, 8.75% 9/1/18	2,790	3,135
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2001 A, 5.5% 7/1/12 (FSA Insured)	5,000	5,591
(#3 Proj.) Series B, 6% 7/1/16 (AMBAC Insured)	28,000	32,286
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (FGIC Insured) (f)	1,590	1,731
5.25% 1/1/20 (FGIC Insured) (f)	1,760	1,892
5.25% 1/1/23 (FGIC Insured) (f)	2,055	2,186
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA Insured)	22,390	23,555
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Mead School District #354, Spokane County 5.375% 12/1/19 (FSA Insured)	$ 2,575	$ 2,885
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,388
Port of Seattle Rev.:
Series B:
5.5% 9/1/09 (FGIC Insured) (f)	3,800	3,957
5.6% 9/1/10 (FGIC Insured) (f)	4,005	4,176
5.6% 9/1/10 (Pre-Refunded to 9/1/06 @ 101) (f)(g)	225	234
Series D:
5.75% 11/1/13 (FGIC Insured) (f)	1,500	1,688
5.75% 11/1/14 (FGIC Insured) (f)	3,055	3,428
5.75% 11/1/16 (FGIC Insured) (f)	2,250	2,513
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	3,175	3,500
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/11 (FGIC Insured)	1,155	1,229
Snohomish County School District #2, Everett 5.5% 12/1/16 (FSA Insured)	1,475	1,657
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (FGIC Insured)	1,875	2,071
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/19 (MBIA Insured)	2,000	2,330
Tacoma Elec. Sys. Rev.:
Series 2001 A, 5.75% 1/1/20 (FSA Insured)	6,500	7,261
Series A, 5.625% 1/1/21 (FSA Insured)	10,000	11,056
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17 (FSA Insured)	2,000	2,212
Washington Gen. Oblig.:
Series 2000 A, 5.625% 7/1/24	5,185	5,630
Series 2001 C, 5.25% 1/1/16	7,070	7,745
Series C, 5.25% 1/1/26 (FSA Insured)	15,800	16,949
Series R 97A:
0% 7/1/17	7,015	4,183
0% 7/1/19 (MBIA Insured)	9,100	4,931
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series A, 5.5% 10/1/12 (MBIA Insured)	5,455	6,042
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.:
(Bonneville Pwr. Administration Proj.) Series B, 7% 7/1/08	1,000	1,113
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.: - continued
Series A:
5.75% 7/1/10 (MBIA Insured)	$ 5,000	$ 5,240
7% 7/1/08	310	345
Series B, 5.125% 7/1/13	14,600	15,449
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A:
0% 7/1/11 (Escrowed to Maturity) (g)	1,350	1,080
5.125% 7/1/11 (FSA Insured)	10,420	11,028
5.4% 7/1/12	56,550	63,307
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series A, 0% 7/1/12 (MBIA Insured)	4,000	3,017
0% 7/1/08 (MBIA Insured)	3,000	2,720
0% 7/1/10 (MBIA Insured)	2,800	2,338
		292,641
West Virginia - 0.6%
Marshall County Poll. Cont. Rev. (Ohio Pwr. Co./Kammer Plant Proj.) Series B, 5.45% 7/1/14 (MBIA Insured)	22,650	22,925
West Virginia Wtr. Dev. Auth. Infrastructure Rev. Series A, 5.625% 10/1/26 (FSA Insured)	5,000	5,503
		28,428
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	5,905	6,263
Douglas County Gen. Oblig.:
5.5% 2/1/19 (FGIC Insured)	1,035	1,148
5.5% 2/1/19 (Pre-Refunded to 2/1/12 @ 100) (g)	2,120	2,404
Evansville Cmnty. School District:
5% 4/1/14 (FSA Insured)	1,980	2,207
5% 4/1/15 (FSA Insured)	2,200	2,459
Wisconsin Gen. Oblig. Series 1:
5.25% 5/1/12 (MBIA Insured) (c)	4,000	4,385
5.25% 5/1/13 (MBIA Insured) (c)	2,000	2,208
Wisconsin Health & Edl. Facilities Auth. Rev. (Wheaton Franciscan Svcs., Inc. Proj.):
Series A:
5.5% 8/15/15	1,480	1,621
5.5% 8/15/16	1,545	1,687
5.75% 8/15/30	14,250	15,313
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev. (Wheaton Franciscan Svcs., Inc. Proj.): - continued
6.25% 8/15/22	$ 4,300	$ 4,784
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Series F, 5.2% 9/1/26 (f)	30	30
		44,509
Wyoming - 0.1%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (g)	5,080	6,049
TOTAL MUNICIPAL BONDS (Cost $4,431,786)		4,721,627
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 2.55% (a)(e) (Cost $139)	138,900	139
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $4,431,925)		4,721,766
NET OTHER ASSETS - 0.2%		9,595
NET ASSETS - 100%		$ 4,731,361
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	33.3%
Electric Utilities	14.7%
Water & Sewer	10.5%
Escrowed/Pre-Refunded	10.2%
Health Care	10.1%
Transportation	9.0%
Special Tax	5.1%
Others* (individually less than 5%)	7.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $4,431,925) - See accompanying schedule		$ 4,721,766
Cash		18,298
Receivable for investments sold Regular delivery		294
Delayed delivery		1,122
Receivable for fund shares sold		2,904
Interest receivable		67,950
Prepaid expenses		10
Other receivables		31
Total assets		4,812,375

Liabilities
Payable for investments purchased Regular delivery	$ 8,876
Delayed delivery	60,306
Payable for fund shares redeemed	4,507
Distributions payable	5,445
Accrued management fee	1,470
Other affiliated payables	376
Other payables and accrued expenses	34
Total liabilities		81,014

Net Assets		$ 4,731,361
Net Assets consist of:
Paid in capital		$ 4,410,031
Undistributed net investment income		366
Accumulated undistributed net realized gain (loss) on investments		31,123
Net unrealized appreciation (depreciation) on investments		289,841
Net Assets, for 359,467 shares outstanding		$ 4,731,361
Net Asset Value, offering price and redemption price per share ($4,731,361 ÷ 359,467 shares)		$ 13.16

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2005 (Unaudited)

Investment Income
Interest		$ 109,290

Expenses
Management fee	$ 8,726
Transfer agent fees	1,800
Accounting fees and expenses	311
Independent trustees' compensation	11
Custodian fees and expenses	36
Registration fees	52
Audit	43
Legal	4
Miscellaneous	18
Total expenses before reductions	11,001
Expense reductions	(198)	10,803
Net investment income		98,487
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		34,765
Change in net unrealized appreciation (depreciation) on investment securities		7,145
Net gain (loss)		41,910
Net increase (decrease) in net assets resulting from operations		$ 140,397

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 98,487	$ 205,280
Net realized gain (loss)	34,765	59,068
Change in net unrealized appreciation (depreciation)	7,145	(57,021)
Net increase (decrease) in net assets resulting from operations	140,397	207,327
Distributions to shareholders from net investment income	(98,636)	(205,071)
Distributions to shareholders from net realized gain	(14,938)	(44,159)
Total distributions	(113,574)	(249,230)
Share transactions Proceeds from sales of shares	306,494	596,717
Reinvestment of distributions	75,954	167,758
Cost of shares redeemed	(307,989)	(876,891)
Net increase (decrease) in net assets resulting from share transactions	74,459	(112,416)
Redemption fees	16	39
Total increase (decrease) in net assets	101,298	(154,280)

Net Assets
Beginning of period	4,630,063	4,784,343
End of period (including undistributed net investment income of $366 and undistributed net investment income of $1,539, respectively)	$ 4,731,361	$ 4,630,063
Other Information Shares
Sold	23,415	45,363
Issued in reinvestment of distributions	5,797	12,826
Redeemed	(23,557)	(67,381)
Net increase (decrease)	5,655	(9,192)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000 H	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.09	$ 13.18	$ 13.22	$ 12.68	$ 12.70	$ 12.40	$ 12.07
Income from Investment Operations
Net investment income D	.276	.571	.585	.603	.617 G	.053	.626
Net realized and unrealized gain (loss)	.113	.035	.162	.697	.011 G	.303	.337
Total from investment operations	.389	.606	.747	1.300	.628	.356	.963
Distributions from net investment income	(.277)	(.571)	(.585)	(.600)	(.613)	(.053)	(.627)
Distributions from net realized gain	(.042)	(.125)	(.202)	(.160)	(.035)	(.003)	(.006)
Total distributions	(.319)	(.696)	(.787)	(.760)	(.648)	(.056)	(.633)
Redemption fees added to paid in capital	- D, I	- D, I	- D, I	- D, I	- D, I	-	-
Net asset value, end of period	$ 13.16	$ 13.09	$ 13.18	$ 13.22	$ 12.68	$ 12.70	$ 12.40
Total Return B, C	3.01%	4.73%	5.80%	10.48%	5.00%	2.87%	8.24%
Ratios to Average Net Assets E
Expenses before expense reductions	.48% A	.47%	.48%	.48%	.47%	.47% A	.48%
Expenses net of voluntary waivers, if any	.48% A	.47%	.48%	.48%	.47%	.47% A	.48%
Expenses net of all reductions	.47% A	.47%	.47%	.46%	.43%	.42% A	.48%
Net investment income	4.26% A	4.36%	4.42%	4.62%	4.80% G	4.98% A	5.17%
Supplemental Data
Net assets, end of period (in millions)	$ 4,731	$ 4,630	$ 4,784	$ 4,801	$ 4,527	$ 4,464	$ 4,313
Portfolio turnover rate	25% A	20%	23%	23%	27%	4% A	26%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F For the year ended November 30. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. H For the one month ended December 31, 2000. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005 the Board of Trustees approved a change in the name of Spartan Municipal Income Fund to Fidelity Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, and losses deferred due to wash sales and futures transactions

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 294,383
Unrealized depreciation	(637)
Net unrealized appreciation (depreciation)	$ 293,746
Cost for federal income tax purposes	$ 4,428,020

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $630,070 and $578,110, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $57 for the period.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $33 and $165, respectively.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the fund's returns, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Spartan Municipal Income Fund Performance Summary vs. Lipper Objective (%):

Cumulative Total Return (%)
5.0
4.5
4.0
3.5
3.0
2.5
2.0
1.5
1.0
0.5
0.0
4.7
4.5
4.4
2.9
1 Year
25
20
15
10
5
0
22.4
20.6
19.6
15.7
3 Year
50
45
40
35
30
25
20
15
10
5
0
44.3
41.6
39.0
32.3
5 Year
75th Percentile
Fund Return
Benchmark Return
25th Percentile

% Beaten	85%	94%	95%

Lipper Objective: General Municipal Debt
SEC Benchmark: LB Municipal Bond

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund has compared favorably to its benchmark over time.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% would mean that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Spartan Municipal Income

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Spartan Muni Income
55
49
38
55
49
38
55
48
38
53
48
38
53
49
38

	Feb-01	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	7%	6%	7%	7%	8%
Funds/Classes	153	155	152	148	144
ASPG Quadrant	1st	1st	1st	1st	1st

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the fund's total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

3501 PGA Boulevard
West Palm Beach, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Semiannual Report

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank N.A.

New York NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank N.A.

New York NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone(FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

HIY-USAN-0805
1.787789.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Ohio Municipal Income
Fund

and

Fidelity ®
Ohio Municipal Money Market
Fund

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Ohio Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Spartan Ohio Municipal Income Fund
Actual	$ 1,000.00	$ 1,027.00	$ 2.51
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51
Fidelity Ohio Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,008.70	$ 2.69
HypotheticalA	$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Ohio Municipal Income Fund	.50%
Fidelity Ohio Municipal Money Market Fund	.54%

Semiannual Report

Spartan Ohio Municipal Income Fund

Investment Changes

Top Five Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.6	49.4
Education	12.7	13.9
Water & Sewer	10.8	9.1
Escrowed/Pre-Refunded	10.6	4.2
Health Care	7.2	7.6
Average Years to Maturity as of June 30, 2005
		6 months ago
Years	13.1	14.3
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of June 30, 2005
6 months ago
Years	6.7	7.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
AAA 57.7%	AAA 57.9%
AA,A 38.4%	AA,A 37.9%
BBB 4.0%	BBB 3.0%
Not Rated 0.3%	Not Rated 0.7%
Short-Term Investments and Net Other Assets* (0.4)%	Short-Term Investments and Net Other Assets 0.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
* Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Spartan Ohio Municipal Income Fund

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.4%
	Principal Amount	Value (Note 1)
Ohio - 96.3%
Adams County Valley Local School District (Adams & Highland County Proj.) 5.25% 12/1/21 (MBIA Insured)	$ 2,000,000	$ 2,058,540
Akron City Nontax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (MBIA Insured)	1,250,000	1,461,975
Akron Gen. Oblig. 5.5% 12/1/21	2,000,000	2,225,440
Akron Wtrwks. Rev. 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,801,134
Avon Lake City School District:
5% 12/1/14 (MBIA Insured)	1,205,000	1,341,575
5.5% 12/1/26 (FGIC Insured)	2,205,000	2,471,342
Bowling Green Univ. Gen. Receipts:
5.75% 6/1/11 (Pre-Refunded to 6/1/10 @ 101) (d)	1,455,000	1,647,977
5.75% 6/1/14 (Pre-Refunded to 6/1/10 @ 101) (d)	1,190,000	1,347,830
5.75% 6/1/16 (Pre-Refunded to 6/1/10 @ 101) (d)	1,250,000	1,415,788
Brookville Local School District 5.25% 12/1/20 (FSA Insured)	1,875,000	2,078,888
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (MBIA Insured)	2,500,000	3,015,025
Butler County Gen. Oblig. 5.25% 12/1/16 (MBIA Insured)	1,820,000	2,040,220
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,713,241
Butler County Trans. Impt. District Series 1997 A, 6% 4/1/10 (FSA Insured)	2,325,000	2,556,779
Canal Winchester Local School District 5% 12/1/18 (MBIA Insured)	2,035,000	2,228,488
Chagrin Falls Exempted Village School District 5.25% 12/1/19 (MBIA Insured)	1,915,000	2,129,557
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,662,615
5.25% 12/1/17 (FSA Insured)	2,000,000	2,223,580
Cincinnati Gen. Oblig.:
(Police & Firemen's Disability Proj.) 6% 12/1/35	5,000,000	5,647,050
5.375% 12/1/20	2,000,000	2,200,640
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series A, 7.25% 2/1/08 (c)	4,000,000	4,013,400
Cincinnati Wtr. Sys. Rev. Series 2001, 5.5% 12/1/17	2,000,000	2,209,340
Cleveland Arpt. Sys. Rev. Series A, 5.5% 1/1/08 (FSA Insured) (c)	1,500,000	1,581,450
Cleveland Gen. Oblig. 5.25% 12/1/17 (Pre-Refunded to 12/1/10 @ 101) (d)	1,355,000	1,513,196
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	$ 2,215,000	$ 2,476,879
5.25% 12/1/19 (FSA Insured)	1,000,000	1,115,820
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series A:
0% 11/15/10 (MBIA Insured)	2,685,000	2,217,756
0% 11/15/11 (MBIA Insured)	2,685,000	2,120,076
Cleveland State Univ. Gen. Receipts Series 2003 A, 5% 6/1/18 (FGIC Insured)	2,490,000	2,690,470
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	2,450,000	2,721,534
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	46,544
Series I:
5% 1/1/28 (FSA Insured)	25,000	26,121
5% 1/1/28 (Pre-Refunded to 1/1/08 @ 101) (d)	25,000	26,570
Columbus City School District 5.25% 12/1/25 (FSA Insured)	3,780,000	4,147,114
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/09 (MBIA Insured)	4,200,000	3,650,136
0% 10/1/11 (MBIA Insured)	2,400,000	1,916,520
0% 10/1/12 (MBIA Insured)	1,505,000	1,148,586
5% 12/1/19	3,000,000	3,367,980
5.75% 12/1/12 (Pre-Refunded to 12/1/10 @ 100) (d)	1,950,000	2,204,144
5.75% 12/1/13 (Pre-Refunded to 12/1/10 @ 100) (d)	2,210,000	2,498,029
5.75% 12/1/14 (Pre-Refunded to 12/1/10 @ 100) (d)	1,460,000	1,650,282
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,435,294
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	2,200,000	2,474,956
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,258,720
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,511,134
Fairview Park Gen. Oblig. 5% 12/1/30 (MBIA Insured) (a)	3,750,000	4,007,138
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,392,720
Franklin County Gen. Oblig.:
5.5% 12/1/15	1,225,000	1,281,411
5.5% 12/1/16	1,290,000	1,349,405
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Franklin County Hosp. Rev.:
(Holy Cross Health Sys. Corp. Proj.) 5.875% 6/1/21	$ 1,000,000	$ 1,035,530
5.5% 5/1/13 (AMBAC Insured)	1,130,000	1,257,860
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,684,483
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,200,250
Greene County Swr. Sys. Rev. 0% 12/1/09 (AMBAC Insured)	775,000	669,251
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	1,985,000	2,180,721
5% 12/1/18 (FGIC Insured)	1,075,000	1,175,029
5% 12/1/19 (FGIC Insured)	2,190,000	2,392,049
5% 12/1/19 (FGIC Insured)	1,130,000	1,234,254
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series J:
5.25% 5/15/15 (FGIC Insured)	1,835,000	2,053,952
5.25% 5/15/17 (FGIC Insured)	2,585,000	2,868,678
5.25% 5/15/18 (FGIC Insured)	2,720,000	3,001,248
Hamilton County Sales Tax Series B, 5.25% 12/1/32 (AMBAC Insured)	4,750,000	5,089,435
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,095,220
Hilliard Gen. Oblig. 5% 12/1/18 (MBIA Insured)	1,000,000	1,096,880
Hilliard School District 0% 12/1/11 (FGIC Insured)	3,720,000	2,949,104
Kent City School District Series 2004, 5% 12/1/20 (FGIC Insured)	1,400,000	1,523,648
Kings Local School District:
5% 12/1/19 (MBIA Insured)	1,365,000	1,499,698
6.1% 12/1/25	6,800,000	7,879,704
Lakewood City School District 5.25% 12/1/15 (FSA Insured)	1,000,000	1,134,010
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,076,460
5.5% 2/15/11	1,875,000	2,033,569
5.5% 2/15/12	1,000,000	1,096,650
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5.5% 12/1/24 (Pre-Refunded to 12/1/10 @ 100) (d)	2,400,000	2,689,512
Lorain County 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,323,917
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5.375% 11/15/23 (AMBAC Insured)	5,000,000	5,420,800
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.): - continued
5.625% 11/15/12 (AMBAC Insured)	$ 2,000,000	$ 2,217,480
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,319,148
Marion County Hosp. Impt. Rev. (Cmnty. Hosp. Proj.) 6.1% 5/15/06	1,000,000	1,028,790
Medina City School District 5.25% 12/1/28 (Pre-Refunded to 12/1/09 @ 100) (d)	6,175,000	6,749,213
Middletown City School District:
5% 12/1/17 (FGIC Insured)	1,175,000	1,277,331
5% 12/1/19 (FGIC Insured)	1,110,000	1,207,514
Milford Exempt Villlage School District 5.125% 12/1/30 (FSA Insured)	5,335,000	5,640,002
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,469,429
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	1,470,000	1,660,071
6% 12/1/19 (Escrowed to Maturity) (d)	1,530,000	1,744,567
6% 12/1/26 (Escrowed to Maturity) (d)	3,000,000	3,406,020
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,454,870
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Edison Co. Proj.) Series A, 3.25%, tender 2/1/08 (AMBAC Insured) (b)	2,000,000	2,002,100
(Pennsylvania Pwr. Co. Proj.) 3.375%, tender 7/1/05 (b)	3,000,000	3,000,000
Series 2002 A, 3.5%, tender 1/1/06 (b)	3,000,000	2,999,970
Ohio Bldg. Auth.:
(Administration Bldg. Fund Prog.) Series A:
4.75% 10/1/17	1,000,000	1,041,820
5% 4/1/11 (FSA Insured)	1,425,000	1,559,948
(Adult Correctional Bldg. Fund Prog.) Series 2001 A, 5.5% 10/1/12 (FSA Insured)	1,000,000	1,120,040
(Juvenile Correctional Bldg. Fund Prog.):
Series A, 5.5% 4/1/12	2,960,000	3,292,704
5% 4/1/17 (MBIA Insured)	2,485,000	2,695,256
(Sports Facilities Bldg. Fund Prog.) Series 1999 A, 5.25% 10/1/12	2,940,000	3,195,045
Ohio Gen. Oblig.:
(College Savings Prog.):
0% 8/1/09	2,290,000	1,996,422
0% 8/1/10	2,000,000	1,677,420
0% 8/1/14	1,375,000	964,356
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Gen. Oblig.: - continued
(Higher Ed. Cap. Facilities Proj.) Series A, 5.375% 8/1/16	$ 5,980,000	$ 6,651,375
(Mental Health Cap. Facilities Proj.):
Series IIA, 5.25% 6/1/17	2,670,000	2,935,345
Series IIB, 5.5% 6/1/15	2,265,000	2,495,736
Series 2001 IIA, 5.5% 12/1/13	2,020,000	2,248,765
Series 2002 B, 5.25% 11/1/20	2,520,000	2,788,758
Series A, 5.5% 9/15/16	11,060,000	12,431,984
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. 2002 Proj.):
Series B:
5.5% 10/1/21	2,000,000	2,244,120
6.5% 10/1/20	2,335,000	2,941,470
Series C, 5.125% 10/1/17	2,985,000	3,142,996
6.125% 10/1/15	2,000,000	2,411,900
6.25% 10/1/16	2,500,000	3,081,550
(Denison Univ. Proj.) 5.5% 11/1/14	1,000,000	1,116,870
(Univ. of Dayton Proj.):
5% 12/1/17 (AMBAC Insured)	2,170,000	2,394,053
5.5% 12/1/20 (AMBAC Insured)	1,300,000	1,440,426
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Residential Proj.):
Series B2, 5.375% 9/1/19 (c)	410,000	410,008
Series C, 4.9% 9/1/26 (c)	260,000	260,338
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,331,433
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,885,695
Ohio Pub. Facilities Commission Rev. (Mental Health Cap. Facilities Proj.) Series 2000 IIA, 5.375% 6/1/14	2,200,000	2,403,962
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (b)(c)	3,000,000	3,075,870
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,357,150
Series A, 5.8% 12/1/29	3,300,000	3,653,925
Series B, 5.25% 6/1/16	5,000,000	5,562,900
Ohio Tpk. Commission Tpk. Rev.:
Series A, 5.5% 2/15/21 (FGIC Insured)	5,000,000	5,922,050
5.5% 2/15/26	3,700,000	4,048,096
Ohio Univ. Gen. Receipts Athens 5% 12/1/18 (MBIA Insured)	1,980,000	2,156,418
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	$ 2,000,000	$ 2,001,800
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.):
Series 2002, 5.5% 12/1/21 (Pre-Refunded to 12/1/12 @ 100) (d)	4,040,000	4,616,548
Series 2005:
5.25% 6/1/18 (a)	2,610,000	2,981,586
5.25% 12/1/18 (a)	2,610,000	2,977,906
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,820,676
5% 12/1/34	3,000,000	3,185,790
5.25% 12/1/15	2,200,000	2,489,190
5.375% 12/1/19 (Pre-Refunded to 6/1/12 @ 100) (d)	3,000,000	3,387,300
5.5% 6/1/17	3,960,000	4,653,634
(Pure Wtr. Proj.):
Series I, 6% 12/1/16 (Escrowed to Maturity) (d)	1,685,000	1,957,128
5.5% 12/1/18 (AMBAC Insured)	240,000	240,893
5% 12/1/17	3,765,000	4,145,265
5.25% 6/1/13 (MBIA Insured) (a)	1,295,000	1,457,859
5.25% 12/1/13 (MBIA Insured) (a)	1,305,000	1,473,006
5.25% 6/1/14 (MBIA Insured) (a)	1,250,000	1,414,000
5.25% 12/1/14 (MBIA Insured) (a)	1,260,000	1,427,769
5.25% 12/1/15 (MBIA Insured) (a)	1,180,000	1,341,070
5.25% 6/1/17 (MBIA Insured) (a)	1,160,000	1,331,796
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (North Star BHP Steel/Cargill Proj.) 6.3% 9/1/20 (c)	6,350,000	6,511,100
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Ohio Edison Co. Proj.) Series A, 3.35%, tender 6/1/06 (b)	3,000,000	3,002,580
5% 6/1/18	2,000,000	2,189,260
5.25% 12/1/19	1,975,000	2,266,629
Olentangy Local School District (School Facilities Construction & Impt. Proj.) Series A:
5.25% 12/1/17	1,335,000	1,488,926
5.5% 12/1/15 (FGIC Insured)	1,055,000	1,221,869
Otsego Local School District Wood, Henry & Lucas Counties 5.375% 12/1/32 (FSA Insured)	1,000,000	1,113,470
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (FGIC Insured)	1,755,000	1,952,227
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Penta Career Ctr. Ctfs. of Prtn.: - continued
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (FGIC Insured)	$ 1,940,000	$ 2,151,906
Pickerington Local School District 5.25% 12/1/20 (FGIC Insured)	5,000,000	5,473,850
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,128,848
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	1,500,000	1,616,085
6.375% 11/15/30	1,000,000	1,076,410
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,321,435
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,098,160
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured)	1,410,000	1,570,782
Sugarcreek Local School District 5.25% 12/1/22 (MBIA Insured)	1,800,000	1,975,320
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,847,861
5.25% 12/1/21	1,740,000	1,950,540
Swanton Local School District 5.25% 12/1/21 (FGIC Insured)	3,415,000	3,724,877
Toledo Wtrwks. Rev. 5% 11/15/16 (AMBAC Insured)	1,110,000	1,219,579
Univ. of Akron Gen. Receipts Series B, 5% 1/1/27 (FGIC Insured)	1,405,000	1,496,929
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,161,894
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,458,835
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,105,940
Univ. of Cincinnati Gen. Receipts Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,579,457
5% 6/1/19 (AMBAC Insured)	1,520,000	1,660,235
Warren County Gen. Oblig.:
Swr. Impt. (P&G Co./Lower Miami Proj.) 5.5% 12/1/16 (Pre-Refunded to 12/1/05 @ 101) (d)	1,455,000	1,487,025
6.1% 12/1/12	500,000	558,265
6.65% 12/1/11	380,000	415,435
Wright State Univ. Gen. Receipts:
5% 5/1/17 (MBIA Insured)	1,375,000	1,509,475
5% 5/1/18 (MBIA Insured)	1,440,000	1,572,898
5% 5/1/19 (MBIA Insured)	1,515,000	1,653,638
		419,559,986
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - 4.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	$ 1,000,000	$ 1,153,460
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series E, 5.5% 7/1/22 (FSA Insured)	1,500,000	1,814,895
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	1,600,000	1,766,368
5.5% 10/1/40 (Escrowed to Maturity) (d)	5,780,000	6,366,439
Series C, 5.5% 7/1/17 (AMBAC Insured)	3,100,000	3,639,555
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	800,000	867,592
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,533,181
		17,141,490
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A, 5% 10/1/09	500,000	531,290
TOTAL MUNICIPAL BONDS (Cost $411,923,388)		437,232,766
Municipal Notes - 0.4%

Ohio - 0.4%
Ohio Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1985, 4.85%, VRDN (b) (Cost $2,000,000)	2,000,000	2,000,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $413,923,388)		439,232,766
NET OTHER ASSETS - (0.8)%		(3,663,784)
NET ASSETS - 100%		$ 435,568,982
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	40.6%
Education	12.7%
Water & Sewer	10.8%
Escrowed/Pre-Refunded	10.6%
Health Care	7.2%
Special Tax	5.2%
Others* (individually less than 5%)	12.9%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $413,923,388) - See accompanying schedule		$ 439,232,766
Cash		16,248,911
Receivable for fund shares sold		647,915
Interest receivable		3,069,928
Prepaid expenses		881
Other receivables		18,641
Total assets		459,219,042

Liabilities
Payable for investments purchased Regular delivery	$ 4,646,210
Delayed delivery	18,319,241
Payable for fund shares redeemed	92,437
Distributions payable	398,773
Accrued management fee	134,608
Other affiliated payables	38,234
Other payables and accrued expenses	20,557
Total liabilities		23,650,060

Net Assets		$ 435,568,982
Net Assets consist of:
Paid in capital		$ 406,776,151
Distributions in excess of net investment income		(86,580)
Accumulated undistributed net realized gain (loss) on investments		3,570,033
Net unrealized appreciation (depreciation) on investments		25,309,378
Net Assets, for 36,190,197 shares outstanding		$ 435,568,982
Net Asset Value, offering price and redemption price per share ($435,568,982 ÷ 36,190,197 shares)		$ 12.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Interest		$ 9,551,149

Expenses
Management fee	$ 798,251
Transfer agent fees	165,096
Accounting fees and expenses	53,344
Independent trustees' compensation	991
Custodian fees and expenses	3,547
Registration fees	16,443
Audit	22,609
Legal	1,540
Miscellaneous	2,297
Total expenses before reductions	1,064,118
Expense reductions	(42,358)	1,021,760
Net investment income		8,529,389
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,940,824
Futures contracts	575
Total net realized gain (loss)		3,941,399
Change in net unrealized appreciation (depreciation) on investment securities		(1,132,142)
Net gain (loss)		2,809,257
Net increase (decrease) in net assets resulting from operations		$ 11,338,646

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Ohio Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,529,389	$ 17,450,563
Net realized gain (loss)	3,941,399	5,347,550
Change in net unrealized appreciation (depreciation)	(1,132,142)	(4,790,968)
Net increase (decrease) in net assets resulting from operations	11,338,646	18,007,145
Distributions to shareholders from net investment income	(8,550,627)	(17,502,945)
Distributions to shareholders from net realized gain	(710,742)	(5,096,645)
Total distributions	(9,261,369)	(22,599,590)
Share transactions Proceeds from sales of shares	26,698,027	45,167,492
Reinvestment of distributions	6,649,425	16,402,646
Cost of shares redeemed	(23,457,369)	(64,421,289)
Net increase (decrease) in net assets resulting from share transactions	9,890,083	(2,851,151)
Redemption fees	4,249	2,423
Total increase (decrease) in net assets	11,971,609	(7,441,173)

Net Assets
Beginning of period	423,597,373	431,038,546
End of period (including distributions in excess of net investment income of $86,580 and distributions in excess of net investment income of $48,762, respectively)	$ 435,568,982	$ 423,597,373
Other Information Shares
Sold	2,229,213	3,749,160
Issued in reinvestment of distributions	555,407	1,368,296
Redeemed	(1,961,090)	(5,378,568)
Net increase (decrease)	823,530	(261,112)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.98	$ 12.10	$ 12.03	$ 11.54	$ 11.54	$ 10.86
Income from Investment Operations
Net investment income D	.239	.496	.507	.527	.542 F	.552
Net realized and unrealized gain (loss)	.081	.026	.166	.568	(.002) F	.681
Total from investment operations	.320	.522	.673	1.095	.540	1.233
Distributions from net investment income	(.240)	(.497)	(.508)	(.525)	(.540)	(.553)
Distributions from net realized gain	(.020)	(.145)	(.095)	(.080)	-	-
Total distributions	(.260)	(.642)	(.603)	(.605)	(.540)	(.553)
Redemption fees added to paid in capital	- D, G	- D, G	- D, G	- D, G	- D, G	-
Net asset value, end of period	$ 12.04	$ 11.98	$ 12.10	$ 12.03	$ 11.54	$ 11.54
Total Return B, C	2.70%	4.44%	5.72%	9.68%	4.73%	11.68%
Ratios to Average Net Assets E
Expenses before expense reductions	.50% A	.50%	.51%	.51%	.51%	.52%
Expenses net of voluntary waivers, if any	.50% A	.50%	.51%	.51%	.51%	.52%
Expenses net of all reductions	.48% A	.49%	.50%	.49%	.46%	.46%
Net investment income	4.03% A	4.13%	4.20%	4.45%	4.64% F	4.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 435,569	$ 423,597	$ 431,039	$ 435,057	$ 399,353	$ 381,052
Portfolio turnover rate	26% A	26%	22%	19%	17%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/05	% of fund's investments 12/31/04	% of fund's investments 6/30/04
0 - 30	77.7	85.4	84.8
31 - 90	7.7	5.0	6.7
91 - 180	5.6	2.5	5.4
181 - 397	9.0	7.1	3.1
Weighted Average Maturity
	6/30/05	12/31/04	6/30/04
Fidelity Ohio Municipal Money Market Fund	44 Days	34 Days	26 Days
Ohio Tax-Free Money Market Funds Average *	34 Days	42 Days	41 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
Variable Rate Demand Notes (VRDNs) 75.2%	Variable Rate Demand Notes (VRDNs) 84.4%
Commercial Paper (including CP Mode) 4.5%	Commercial Paper (including CP Mode) 2.6%
Tender Bonds 3.8%	Tender Bonds 4.0%
Municipal Notes 13.6%	Municipal Notes 8.0%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 0.3%
Net Other Assets 2.9%	Net Other Assets 0.7%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.1%
	Principal Amount	Value (Note 1)
Georgia - 0.7%
Columbus Wtr. & Swr. Rev. Participating VRDN Series PT 2516, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 5,175,000	$ 5,175,000
Ohio - 96.0%
Akron Gen. Oblig. BAN 2.75% 11/3/05	9,133,000	9,159,085
Akron Income Tax Rev. Participating VRDN:
Series ROC II R2137, 2.31% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	1,390,000	1,390,000
Series ROC II R259, 2.31% (Liquidity Facility Citibank NA) (a)(c)	2,210,000	2,210,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 2.24%, tender 8/14/05 (a)	9,439,000	9,439,000
Ashtabula County Indl. Dev. Rev. (Plasticolors, Inc. Proj.) Series 1996 A, 2.44%, LOC Key Bank NA, VRDN (a)(b)	1,770,000	1,770,000
Blue Ash Gen. Oblig. BAN 2.35% 11/15/05	3,000,000	3,000,000
Butler County Gen. Oblig. BAN 3.75% 6/8/06	4,025,000	4,054,271
Butler County Wtrwks. Rev. Participating VRDN Series ROC II R2207, 2.31% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,560,000	2,560,000
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 3.1%, LOC Nat'l. City Bank, VRDN (a)	4,525,000	4,525,000
Cincinnati City School District Participating VRDN Series EGL 04 34, 2.31% (Liquidity Facility Citibank NA) (a)(c)	1,295,000	1,295,000
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 2.33% (Liquidity Facility Sallie Mae), VRDN (a)(b)	7,700,000	7,700,000
Series 1998 A2, 2.33% (Liquidity Facility Sallie Mae), VRDN (a)(b)	19,800,000	19,800,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series ROC II R7528, 2.31% (Liquidity Facility Citibank NA) (a)(c)	2,645,000	2,645,000
Clermont County Indl. Dev. Rev. (American Micro Products Proj.) 2.44%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	2,040,000	2,040,000
Cleveland Arpt. Sys. Rev. Participating VRDN:
Series PT 799, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,500,000	1,500,000
Series Stars 81, 2.36% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	5,610,000	5,610,000
Cleveland Gen. Oblig. Participating VRDN Series PT 2032, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,050,000	3,050,000
Cleveland Wtrwks. Rev. Bonds Series Merlots 01 A24, 2.11%, tender 11/10/05 (Liquidity Facility Wachovia Bank NA) (a)(c)(d)	4,020,000	4,020,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Columbus City School District Participating VRDN Series PT 2278, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 2,750,000	$ 2,750,000
Columbus Gen. Oblig. Participating VRDN Series MS 01 585, 2.3% (Liquidity Facility Morgan Stanley) (a)(c)	5,175,000	5,175,000
Cuyahoga County Arpt. Facilities Rev. (Corporate Wings-Cleveland LLC Proj.) 2.42%, LOC Nat'l. City Bank, VRDN (a)(b)	3,800,000	3,800,000
Cuyahoga County Civic Facilities Rev. (Fairfax Dev. Corp. Proj.) 2.37%, LOC Key Bank NA, VRDN (a)	4,455,000	4,455,000
Cuyahoga County Health Care Facilities Rev. (Althenheim Proj.) 2.43%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,475,000	6,475,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 2.47%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,290,000	1,290,000
(Pubco Corp. Proj.) Series 2001, 2.42%, LOC Nat'l. City Bank, VRDN (a)(b)	2,820,000	2,820,000
(The Great Lakes Brewing Co. Proj.) Series 1997, 2.58%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	3,790,000	3,790,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Sub Series B3, 2.35%, VRDN (a)	2,600,000	2,600,000
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 2.36%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,015,000	7,015,000
Dayton Gen. Oblig. BAN 3% 7/7/05 (b)	2,650,000	2,650,427
Dayton School District Participating VRDN Series SG 173, 2.31% (Liquidity Facility Societe Generale) (a)(c)	13,030,000	13,030,000
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 2.4%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	3,725,000	3,725,000
Erie County Gen. Oblig. BAN 3.25% 4/12/06	13,000,000	13,039,385
Erie County Multi-family Hsg. Rev. (Providence Residential Comnty. Corp. Proj.) Series 1999 A, 2.43%, LOC JPMorgan Chase Bank, VRDN (a)	10,060,000	10,060,000
Franklin County Multi-family Rev.:
(Golf Pointe Apts. Proj.) Series 2000 A, 2.35%, LOC Lasalle Bank NA, VRDN (a)(b)	6,690,000	6,690,000
(Hanover Ridge Apts. Proj. 2.45%, LOC Fannie Mae, VRDN (a)(b)	4,350,000	4,350,000
Geauga County Health Care Facilities Rev. (Montefiore Hsg. Corp. Proj.) Series 2001, 2.37%, LOC Key Bank NA, VRDN (a)	5,645,000	5,645,000
Grove City Gen. Oblig. BAN:
3% 8/25/05	8,044,000	8,054,570
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Grove City Gen. Oblig. BAN: - continued
3.75% 6/22/06	$ 9,790,000	$ 9,883,863
Hamilton County Health Care Facilities Rev. 2.36%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	4,145,000	4,145,000
Hamilton Gen. Oblig. BAN:
3.5% 3/28/06	9,800,000	9,867,095
3.75% 6/1/06	3,400,000	3,422,717
Jackson Local School District Stark & Summit Counties Participating VRDN Series PT 2334, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,005,000	4,005,000
Kettering Indl. Dev. Rev. (Millat Industries Corp. Proj.) 2.42%, LOC Nat'l. City Bank, VRDN (a)(b)	3,120,000	3,120,000
Lake County Indl. Dev. Rev.:
(American Bus. Co. Proj.) 2.58%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	860,000	860,000
(Norshar Co. Proj.) 2.47%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,925,000	2,925,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 2.42%, LOC JPMorgan Chase Bank, VRDN (a)	2,300,000	2,300,000
Lucas County Multi-family Rev. (Lakewoods Proj.) 2.44%, LOC Key Bank NA, VRDN (a)(b)	4,000,000	4,000,000
Marysville Gen. Oblig. BAN 3.75% 8/25/05	2,119,000	2,121,756
Medina County Indl. Dev. Rev.:
(Firedex, Inc. Proj.) Series 1997, 2.44%, LOC Key Bank NA, VRDN (a)(b)	855,000	855,000
(Rembond Proj.) Series 1996, 2.47%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,845,000	1,845,000
Montgomery County Gen. Oblig. Participating VRDN Series ROC II R7513, 2.31% (Liquidity Facility Citibank NA) (a)(c)	7,850,000	7,850,000
Montgomery County Health Care Facilities Rev.:
(Eastway Corp. & Property Resource Proj.) Series 1997, 2.58%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	2,570,000	2,570,000
(Kettering Affiliated Proj.) 2.42%, LOC JPMorgan Chase Bank, VRDN (a)	2,400,000	2,400,000
Montgomery County Multi-family Hsg. Dev. Rev. (Pedcor Invts.-Lyons Gate Proj.) 2.35%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	4,306,000	4,306,000
North Ridgeville Gen. Oblig. BAN 2.48% 12/15/05	8,965,000	8,972,198
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN Series PA 769R, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,880,000	3,880,000
(AK Steel Corp. Proj.) Series A, 2.45%, LOC ABN-AMRO Bank NV, VRDN (a)(b)	14,500,000	14,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(Cincinnati Gas & Elec. Co. Proj.) Series A, 2.34%, LOC Cr. Lyonnais SA, VRDN (a)(b)	$ 12,100,000	$ 12,100,000
Ohio Bldg. Auth. Participating VRDN:
Series Putters 790, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,200,000	3,200,000
Series Putters 793, 2.32% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,080,000	2,080,000
Ohio Gen. Oblig. Participating VRDN:
Series PT 2046, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,280,000	4,280,000
Series PT 2139, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,295,000	4,295,000
Series ROC II R341, 2.32% (Liquidity Facility Citibank NA) (a)(c)	3,895,000	3,895,000
Series ROC II R7508, 2.32% (Liquidity Facility Citibank NA) (a)(c)	11,230,000	11,230,000
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN Series MS 98 116, 2.3% (Liquidity Facility Morgan Stanley) (a)(c)	10,120,000	10,120,000
(Ashland Univ. Proj.) 2.33%, LOC Key Bank NA, VRDN (a)	11,650,000	11,650,000
(Cleveland Institute of Music Proj.) 2.33%, LOC Nat'l. City Bank, VRDN (a)	7,000,000	7,000,000
(Pooled Fing. Prog.):
Series 1996, 2.37%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,095,000	2,095,000
Series 1997, 2.37%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,000,000	2,000,000
Series 1998, 2.62%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	9,935,000	9,935,000
Series 1999, 2.37%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	8,665,000	8,665,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds Series Merlots 00 A1, 2.17%, tender 11/10/05 (Liquidity Facility Wachovia Bank NA) (a)(b)(c)(d)	5,510,000	5,510,000
Participating VRDN:
Series BA 00 Q, 2.43% (Liquidity Facility Bank of America NA) (a)(b)(c)	250,000	250,000
Series BA 01 I, 2.4% (Liquidity Facility Bank of America NA) (a)(b)(c)	3,775,000	3,775,000
Series BA 98 B, 2.43% (Liquidity Facility Bank of America NA) (a)(b)(c)	14,695,000	14,695,000
Series BA 98 Q, 2.43% (Liquidity Facility Bank of America NA) (a)(b)(c)	4,600,000	4,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
Participating VRDN:
Series BA 99 Q, 2.43% (Liquidity Facility Bank of America NA) (a)(b)(c)	$ 620,000	$ 620,000
Series FRRI 25, 2.48% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	1,170,000	1,170,000
Series LB 03 L46J, 2.48% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	6,340,000	6,340,000
Series Merlots 01 A78, 2.37% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,890,000	1,890,000
Series Merlots 02 A34, 2.37% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,765,000	1,765,000
Series PT 1334, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,060,000	5,060,000
Series PT 228, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,160,000	4,160,000
Series PT 241, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,920,000	2,920,000
Series PT 567, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,160,000	3,160,000
Series PT 582, 2.36% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	2,400,000	2,400,000
Series B, 2.45% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	11,990,000	11,990,000
Series F, 2.31% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	6,400,000	6,400,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 2.37%, LOC Key Bank NA, VRDN (a)(b)	5,700,000	5,700,000
(Pedcor Invt. Willowlake Apts. Proj.):
Series A, 2.35%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	2,835,000	2,835,000
Series B, 2.45%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	475,000	475,000
Series C, 2.45%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	555,000	555,000
Series D, 2.45%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	555,000	555,000
(Pine Crossing Apts. Proj.) 2.35%, LOC Lasalle Bank NA, VRDN (a)(b)	5,670,000	5,670,000
(Shannon Glenn Apts. Proj.) 2.32%, LOC Fannie Mae, VRDN (a)(b)	11,800,000	11,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.: - continued
(Wingate at Belle Meadows Proj.) 2.32%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	$ 8,750,000	$ 8,750,000
Ohio Indl. Dev. Rev.:
(K&S Realty Proj.) Series 1989 I, 2.37%, LOC Nat'l. City Bank, VRDN (a)(b)	85,000	85,000
(K&S Realty/Starr Fabricating, Inc. Proj.) Series 1989 III, 2.37%, LOC Nat'l. City Bank, VRDN (a)(b)	135,000	135,000
Ohio Solid Waste Rev. (BP Exploration & Oil, Inc. Proj.):
Series 1999, 2.36% (BP PLC Guaranteed), VRDN (a)(b)	8,100,000	8,100,000
Series 2000, 2.36% (BP PLC Guaranteed), VRDN (a)(b)	3,900,000	3,900,000
Ohio State Univ. Gen. Receipts Participating VRDN Series MS 851, 2.3% (Liquidity Facility Morgan Stanley) (a)(c)	8,245,000	8,245,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MS 98 71, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	11,790,000	11,790,000
Ohio Univ. Gen. Receipts Rev. Bonds (Ohio State Univ. Proj.) Series 2003 C:
2.25% tender 8/1/05, CP mode	19,650,000	19,650,000
2.7% tender 8/11/05, CP mode	7,500,000	7,500,000
2.85% tender 8/12/05, CP mode	6,875,000	6,875,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 2.45%, LOC Fleet Bank NA, VRDN (a)(b)	4,700,000	4,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(Cleveland Elec. Illuminating Co. Proj.) Series A, 2.3%, LOC Barclays Bank PLC, VRDN (a)(b)	6,000,000	6,000,000
(Toledo Edison Co. Proj.) Series A, 2.28%, LOC Barclays Bank PLC, VRDN (a)(b)	3,800,000	3,800,000
Ohio Wtr. Dev. Auth. Rev. Bonds (Premcor Refining Group Proj.) 2.38%, tender 12/1/05, LOC Fleet Nat'l. Bank (a)(b)	10,000,000	10,000,000
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (Timken Co. Proj.) Series 1997, 2.4%, LOC Wachovia Bank NA, VRDN (a)(b)	24,000,000	24,000,000
Pepper Pike Gen. Oblig. BAN 3% 6/22/06	1,373,000	1,375,605
Perrysburg Gen. Oblig. BAN:
2.2% 8/11/05	1,955,000	1,955,861
3.75% 5/25/06	4,033,000	4,064,690
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 2.4%, LOC JPMorgan Chase Bank, LOC Fifth Third Bank, Cincinnati, VRDN (a)	6,500,000	6,500,000
Portage County Indl. Dev. Rev. (Mantaline Corp. Proj.) 2.42%, LOC Nat'l. City Bank, VRDN (a)(b)	2,445,000	2,445,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Richland County Health Care Facilities Rev. (Mansfield Memorial Homes Proj.) Series 2002, 2.38%, LOC Key Bank NA, VRDN (a)	$ 4,870,000	$ 4,870,000
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 2.4%, LOC Standard Fed. Bank, VRDN (a)(b)	1,600,000	1,600,000
Rickenbacker Port Auth. Indl. Dev. (Micro Industries Corp. Proj.) Series 2000, 2.47%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,590,000	2,590,000
Salem City Hosp. Facilities Rev. Series 2000, 2.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,600,000	5,600,000
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 2.44%, LOC Key Bank NA, VRDN (a)(b)	2,290,000	2,290,000
Stow Gen. Oblig. BAN 3.5% 5/11/06	7,500,000	7,542,648
Summit County Indl. Dev. Rev.:
(Commercial Alloys Corp. Proj.):
2.47%, LOC Nat'l. City Bank, VRDN (a)(b)	1,600,000	1,600,000
2.52%, LOC Nat'l. City Bank, VRDN (a)(b)	2,435,000	2,435,000
(Kaiser Dev. Proj.) 2.47%, LOC Nat'l. City Bank, VRDN (a)(b)	615,000	615,000
(Keltec, Inc. Proj.) Series 1987, 2.5%, LOC Nat'l. City Bank, VRDN (a)(b)	115,000	115,000
(Mannix Co. Proj.) Series 1987, 2.5%, LOC JPMorgan Chase Bank, VRDN (a)(b)	620,000	620,000
(Sigma Properties Proj.) Series 2000 B, 2.47%, LOC Nat'l. City Bank, VRDN (a)(b)	1,825,000	1,825,000
(Summit Plastic Co. Proj.) 2.47%, LOC Nat'l. City Bank, VRDN (a)(b)	920,000	920,000
(Triumph Hldgs. Proj.) 2.52%, LOC Nat'l. City Bank, VRDN (a)(b)	1,310,000	1,310,000
Tallmadge Gen. Oblig. BAN 3.25% 3/13/06	1,950,000	1,959,289
Toledo City School District Participating VRDN:
Series MS 889, 2.3% (Liquidity Facility Morgan Stanley) (a)(c)	1,802,500	1,802,500
Series Putters 655, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,695,000	1,695,000
Toledo-Lucas County Port Auth. Rev. (P&G Industries Proj.) 2.42%, LOC Nat'l. City Bank, VRDN (a)(b)	1,895,000	1,895,000
Tuscarawas County Hosp. Facilities Rev. Participating VRDN Series MT 103, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,140,000	3,140,000
Univ. of Cincinnati Gen. Receipts BAN Series 2005 C, 4% 3/28/06	9,460,000	9,548,522
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Upper Arlington City School District Participating VRDN Series PT 2513, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 6,000,000	$ 6,000,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 2.37%, LOC Nat'l. City Bank, VRDN (a)	5,545,000	5,545,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 2.43%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	12,119,000	12,119,000
Warren County Indl. Dev. Rev. (Pioneer Indl. Components Proj.) 2.53%, LOC Bank of Tokyo-Mitsubishi Ltd., VRDN (a)	1,000,000	1,000,000
Wood County Indl. Dev. Rev.:
(CMC Group Proj.) Series 2001, 2.42%, LOC Nat'l. City Bank, VRDN (a)(b)	2,140,000	2,140,000
(Dowa THT America, Inc. Proj.) Series 1999, 2.45%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,800,000	3,800,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 2.45%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,900,000	5,900,000
		714,198,482
Puerto Rico - 0.4%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series TOC 05 Z6, 2.38% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	2,900,000	2,900,000
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $722,273,482)		722,273,482
NET OTHER ASSETS - 2.9%		21,239,709
NET ASSETS - 100%		$ 743,513,191
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,530,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Cleveland Wtrwks. Rev. Bonds Series Merlots 01 A24, 2.11%, tender 11/10/05 (Liquidity Facility Wachovia Bank NA)	3/16/01	$ 4,020,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series Merlots 00 A1, 2.17%, tender 11/10/05 (Liquidity Facility Wachovia Bank NA)	9/25/00 - 11/12/03	$ 5,510,000
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $25,362 all of which will expire on December 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $722,273,482) - See accompanying schedule		$ 722,273,482
Cash		4,614,710
Receivable for investments sold		12,528,002
Receivable for fund shares sold		7,939,614
Interest receivable		3,571,992
Prepaid expenses		1,518
Other receivables		54,928
Total assets		750,984,246

Liabilities
Payable for investments purchased	$ 2,650,000
Payable for fund shares redeemed	4,455,744
Distributions payable	19,361
Accrued management fee	234,812
Other affiliated payables	94,233
Other payables and accrued expenses	16,905
Total liabilities		7,471,055

Net Assets		$ 743,513,191
Net Assets consist of:
Paid in capital		$ 743,449,319
Undistributed net investment income		67,538
Accumulated undistributed net realized gain (loss) on investments		(3,666)
Net Assets, for 743,468,170 shares outstanding		$ 743,513,191
Net Asset Value, offering price and redemption price per share ($743,513,191 ÷ 743,468,170 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Interest		$ 8,267,736

Expenses
Management fee	$ 1,409,068
Transfer agent fees	516,696
Accounting fees and expenses	46,998
Independent trustees' compensation	1,718
Custodian fees and expenses	6,557
Registration fees	27,217
Audit	20,147
Legal	1,777
Miscellaneous	2,966
Total expenses before reductions	2,033,144
Expense reductions	(281,890)	1,751,254
Net investment income		6,516,482
Net realized gain (loss) on investment securities		21,694
Net increase in net assets resulting from operations		$ 6,538,176

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,516,482	$ 5,364,905
Net realized gain (loss)	21,694	(25,360)
Net increase in net assets resulting from operations	6,538,176	5,339,545
Distributions to shareholders from net investment income	(6,519,764)	(5,369,246)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	921,038,885	1,700,320,832
Reinvestment of distributions	6,438,292	5,288,351
Cost of shares redeemed	(954,040,624)	(1,623,280,855)
Net increase (decrease) in net assets and shares resulting from share transactions	(26,563,447)	82,328,328
Total increase (decrease) in net assets	(26,545,035)	82,298,627

Net Assets
Beginning of period	770,058,226	687,759,599
End of period (including undistributed net investment income of $67,538 and undistributed net investment income of $70,820, respectively)	$ 743,513,191	$ 770,058,226

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.008	.006	.011	.025	.036
Distributions from net investment income	(.009)	(.008)	(.006)	(.011)	(.025)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.87%	.76%	.64%	1.13%	2.52%	3.71%
Ratios to Average Net Assets D
Expenses before expense reductions	.54% A	.54%	.54%	.54%	.55%	.56%
Expenses net of voluntary waivers, if any	.54% A	.54%	.54%	.54%	.55%	.56%
Expenses net of all reductions	.47% A	.53%	.53%	.51%	.51%	.55%
Net investment income	1.74% A	.77%	.64%	1.12%	2.47%	3.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 743,513	$ 770,058	$ 687,760	$ 652,072	$ 622,602	$ 516,018

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Spartan Ohio Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. On July 21, 2005 the Board of Trustees approved a change in the name of Spartan Ohio Municipal Income Fund to Fidelity Ohio Municipal Income Fund effective August 15, 2005. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The income fund is a non-diversified fund. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Ohio. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. For the income fund, debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Ohio Municipal Income Fund	$ 413,841,686	$ 25,452,121	$ (61,041)	$ 25,391,080
Fidelity Ohio Municipal Money Market Fund	722,273,482	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, for the income fund aggregated $66,921,038 and $53,570,106, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Ohio Municipal Income Fund	.25%	.12%	.38%
Fidelity Ohio Municipal Money Market Fund	.25%	.12%	.38%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Ohio Municipal Income Fund	.08%	|
Fidelity Ohio Municipal Money Market Fund	.14%	|

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Ohio Municipal Money Market Fund	$ 22,145

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Spartan Ohio Municipal Income Fund	$ 3,498	$ 38,860
Fidelity Ohio Municipal Money Market Fund	6,426	275,464

7. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Ohio Municipal Income Fund / Fidelity Ohio Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its shareholders by Fidelity (including the investment performance of each fund); (2) the competitiveness of the management fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the fund's returns, the returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan OH Muni Income Fund Performance Summary vs. Lipper Objective (%):

Cumulative Total Return (%)
5.0
4.5
4.0
3.5
3.0
2.5
2.0
1.5
1.0
0.5
0.0
4.5
4.4
4.3
3.2
1 Year
25
20
15
10
5
0
21.1
20.6
18.7
15.5
3 Year
45
40
35
30
25
20
15
10
5
0
41.6
41.6
38.1
32.2
5 Year
75th Percentile
Fund Return
Benchmark Return
25th Percentile

% Beaten	85%	92%	97%

Lipper Objective: Ohio Municipal Debt
SEC Benchmark: LB Municipal Bond

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund has compared favorably to its benchmark over time, although the fund's one-year cumulative total return was lower than its benchmark.

Fidelity OH Muni MM Fund Performance Summary vs. Lipper Objective (%):

Cumulative Total Return (%)
0.9
0.8
0.7
0.6
0.5
0.4
0.3
0.2
0.1
0.0
0.8
0.8
0.4
1 Year
3.0
2.5
2.0
1.5
1.0
0.5
0.0
2.6
2.8
1.5
3 Year
12.0
10.0
8.0
6.0
4.0
2.0
0.0
9.0
9.7
7.5
5 Year
75th Percentile
Fund Return
25th Percentile
% Beaten
67%
72%
71%

Lipper Objective: Ohio Tax-Exempt Money Market

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time.

Semiannual Report

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 24% would mean that 76% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan OH Municipal Income

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Spartan OH Muni Income
55 54 38
55 53 38
54 52 38
54 53 38
54 53 38
Feb-01
Dec-01
Dec-02
Dec-03
Dec-04

	Feb-01	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	9%	9%	8%	9%	8%
Funds/Classes	578	558	525	526	518
ASPG Quadrant	1st	1st	1st	1st	1st

OH Municipal Money Market

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
OH Muni MM
49 50 38
49 50 38
48 49 38
47 48 38
47 48 38
Jan-01
Dec-01
Dec-02
Dec-03
Dec-04

	Jan-01	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	18%	17%	20%	23%	24%
Funds/Classes	290	280	272	270	266
ASPG Quadrant	1st	1st	1st	1st	1st

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that each fund's total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that each fund's existing Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

3501 PGA Boulevard
West Palm Beach, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Semiannual Report

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated lines for quickest service

OFF-USAN-0805
1.787787.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Pennsylvania Municipal
Income Fund

and

Fidelity®
Pennsylvania Municipal
Money Market Fund

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Pennsylvania Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Spartan Pennsylvania Municipal Income Fund
Actual	$ 1,000.00	$ 1,022.10	$ 2.56
HypotheticalA	$ 1,000.00	$ 1,022.27	$ 2.56
	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Fidelity Pennsylvania Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,008.80	$ 2.49
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

*Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Pennsylvania Municipal Income Fund	.51%
Fidelity Pennsylvania Municipal Money Market Fund	.50%

Semiannual Report

Spartan Pennsylvania Municipal Income Fund

Investment Changes

Top Five Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	30.0	29.3
Escrowed/Pre-Refunded	16.9	18.7
Transportation	13.3	11.6
Education	12.9	12.0
Water & Sewer	9.6	9.5
Average Years to Maturity as of June 30, 2005
		6 months ago
Years	12.9	12.6
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of June 30, 2005
6 months ago
Years	6.0	6.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
AAA 80.4%	AAA 79.9%
AA,A 16.2%	AA,A 14.6%
BBB 1.4%	BBB 2.2%
Not Rated 0.9%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 2.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Spartan Pennsylvania Municipal Income Fund

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount	Value (Note 1)
New Jersey/Pennsylvania - 1.4%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25% 7/1/19 (Pre-Refunded to 7/1/13 @ 100) (c)	$ 1,000,000	$ 1,130,670
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,235,220
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	783,475
		4,149,365
Pennsylvania - 94.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series A1:
5.75% 1/1/07 (MBIA Insured) (b)	1,500,000	1,552,425
5.75% 1/1/08 (MBIA Insured) (b)	1,000,000	1,054,100
5.75% 1/1/11 (MBIA Insured) (b)	2,000,000	2,182,180
5.75% 1/1/12 (MBIA Insured) (b)	3,000,000	3,293,730
5.75% 1/1/14 (MBIA Insured) (b)	3,000,000	3,324,540
5.75% 1/1/09 (MBIA Insured) (b)	3,000,000	3,204,450
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.):
5.125% 3/1/32	750,000	793,875
5.25% 3/1/32	2,000,000	2,143,460
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	400,000	456,808
Allegheny County Hosp. Dev. Auth. Rev. (Health Ctr.-UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	1,000,000	1,044,410
4.625% 8/1/14 (MBIA Insured)	3,560,000	3,699,089
5.55% 4/1/12 (MBIA Insured)	2,845,000	3,015,216
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (a)	3,000,000	3,001,110
Allegheny County San. Auth. Swr. Rev.:
0% 12/1/12 (Escrowed to Maturity) (c)	2,260,000	1,719,995
5.5% 12/1/30 (MBIA Insured)	2,000,000	2,244,780
Annville-Cleona School District:
6% 3/1/28 (FSA Insured)	1,500,000	1,767,150
6% 3/1/31 (FSA Insured)	1,975,000	2,324,990
Bristol Borough School District 5.25% 3/1/25 (FSA Insured)	1,200,000	1,324,092
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (FGIC Insured) (b)	1,870,000	2,015,093
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Butler Area School District:
Series A:
0% 10/1/27 (FGIC Insured)	$ 1,500,000	$ 525,840
0% 9/15/28 (FGIC Insured)	1,000,000	332,850
0% 9/15/29 (FGIC Insured)	2,705,000	852,589
0% 11/15/19 (Pre-Refunded to 11/15/07 @ 50.177) (c)	5,650,000	2,648,946
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	10,048,764
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,836,050
Central York School District 5.5% 6/1/16 (FGIC Insured)	2,000,000	2,247,240
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B:
5% 5/15/08 (AMBAC Insured)	600,000	633,624
5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,522,616
Cumberland County Muni. Auth. College Rev. (Dickerson College Proj.) Series A, 5.5% 11/1/30 (AMBAC Insured)	4,200,000	4,582,956
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,571,050
6% 11/15/30	3,620,000	4,107,542
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (b)	2,500,000	2,761,375
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,410,468
Erie School District 0% 9/1/30 (AMBAC Insured)	4,000,000	1,195,400
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) 5.5% 4/1/14 (FGIC Insured)	1,655,000	1,859,393
Harrisburg Auth. Rev. (Pooled Bond Prog.) Series I, 5.625% 4/1/15 (Pre-Refunded to 4/1/06 @ 102) (c)	445,000	463,530
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	1,115,000	1,259,248
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	1,310,000	1,460,991
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (a)(b)	2,000,000	2,012,100
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/09 (AMBAC Insured)	2,365,000	2,615,217
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A: - continued
6% 6/1/16 (AMBAC Insured)	$ 1,000,000	$ 1,196,820
Montgomery County Higher Ed. & Health Auth. Rev. (Health Care-Holy Redeemer Health Proj.) Series A, 5.5% 10/1/08 (AMBAC Insured)	1,000,000	1,064,110
Muhlenberg School District Series AA, 5.375% 9/1/15 (FGIC Insured)	1,055,000	1,185,556
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	839,680
Owen J. Roberts School District 5.5% 8/15/19 (FSA Insured)	1,525,000	1,708,290
Pennsbury School District 5.5% 1/15/17 (FGIC Insured)	2,160,000	2,422,678
Pennsylvania Convention Ctr. Auth. Rev. Series A:
6.6% 9/1/09 (MBIA Insured)	9,150,000	9,299,603
6.7% 9/1/14 (MBIA Insured)	3,965,000	4,030,423
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (b)	3,300,000	3,515,061
6.375% 11/1/41 (b)	1,300,000	1,386,060
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (a)(b)	1,500,000	1,503,225
Pennsylvania Gen. Oblig.:
First Series:
5% 6/1/13 (Pre-Refunded to 6/1/09 @ 101) (c)	750,000	814,403
5% 6/1/19 (Pre-Refunded to 6/1/09 @ 101) (c)	7,275,000	7,899,704
5.25% 2/1/14	125,000	138,431
5.25% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (c)	1,250,000	1,395,225
Second Series:
0% 7/1/07 (AMBAC Insured)	1,770,000	1,668,030
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (c)	6,000,000	6,831,300
5.75% 10/1/16 (Pre-Refunded to 10/1/09 @ 101) (c)	475,000	531,164
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs.:
(Trustees of the Univ. of Pennsylvania Proj.) 5.5% 7/15/38	4,380,000	4,666,934
(Univ. of Pennsylvania Proj.) Series A, 5.9% 9/1/15	1,200,000	1,206,300
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series A:
5% 5/1/16 (MBIA Insured)	$ 1,135,000	$ 1,263,414
5% 5/1/18 (MBIA Insured)	1,220,000	1,343,196
6% 5/1/24 (Pre-Refunded to 5/1/09 @ 100) (c)	4,075,000	4,520,642
6% 5/1/29 (Pre-Refunded to 5/1/09 @ 100) (c)	3,470,000	3,849,479
(Lafayette College Proj.) 6% 5/1/30	2,500,000	2,793,625
(Temple Univ. Proj.) 5.375% 7/15/19 (MBIA Insured)	1,000,000	1,102,290
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,276,000
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,081,220
5.25% 8/1/11 (FSA Insured)	1,000,000	1,090,360
Series 2001 A:
6% 1/15/22	400,000	445,884
6% 1/15/31	1,000,000	1,108,380
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	548,665
Pennsylvania Hsg. Fin. Agcy. Series 54A, 5.375% 10/1/28 (b)	475,000	478,658
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,080,000	1,223,467
7% 1/1/07 (AMBAC Insured)	1,000,000	1,061,920
Pennsylvania Pub. School Bldg. Auth. School Rev.:
(Northwestern School District Proj.) Series E, 5.75% 1/15/19 (FGIC Insured)	500,000	544,095
(Philadelphia School District Proj.) 5% 6/1/33 (FSA Insured)	3,085,000	3,247,271
Pennsylvania State Univ.:
5% 9/1/29	1,550,000	1,663,491
5% 9/1/35	4,485,000	4,790,339
Pennsylvania Tpk. Commission Registration Fee Rev.:
Series 2001, 5.5% 7/15/33 (AMBAC Insured)	1,000,000	1,102,720
5% 7/15/41 (AMBAC Insured)	4,500,000	4,710,150
5.25% 7/15/41 (AMBAC Insured)	1,800,000	1,909,728
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,000,000	2,269,720
Philadelphia Arpt. Rev.:
Series 1998, 5.375% 6/15/10 (FGIC Insured) (b)	2,000,000	2,148,800
5.375% 6/15/11 (FGIC Insured) (b)	3,770,000	4,051,581
6% 6/15/08 (FGIC Insured) (b)	3,000,000	3,220,020
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/07 (FSA Insured)	$ 4,000,000	$ 4,160,200
Third Series, 5% 8/1/06 (FSA Insured)	1,000,000	1,023,530
Philadelphia Gen. Oblig. 5.25% 9/15/12 (FSA Insured)	2,455,000	2,694,755
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series A:
5% 5/15/09	1,000,000	1,055,070
5.5% 5/15/08	1,000,000	1,062,590
Philadelphia Hosps. & Higher Ed. Facilities Auth. Hosp. Rev.:
(Jeanes Hosp. Proj.) 5.875% 7/1/17 (Pre-Refunded to 7/1/07 @ 102) (c)	340,000	366,700
(Pennsylvania Hosp. Proj.) 6.25% 7/1/06 (Escrowed to Maturity) (c)	2,600,000	2,689,726
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	810,760
Series B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,218,320
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (FGIC Insured)	1,000,000	1,058,600
Philadelphia School District:
Series 2002 A, 5.5% 2/1/26 (Pre-Refunded to 2/1/12 @ 100) (c)	3,565,000	4,031,480
Series 2004 D, 5.25% 6/1/34 (FGIC Insured)	2,785,000	3,019,608
Series A, 5.75% 2/1/16 (Pre-Refunded to 2/1/11 @ 100) (c)	500,000	566,465
Series B, 5.625% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (c)	1,500,000	1,721,325
Series D, 5.125% 6/1/34 (FGIC Insured)	1,800,000	1,932,228
Philadelphia Wtr. & Wastewtr. Rev.:
Series 14, 0% 10/1/08 (MBIA Insured)	5,300,000	4,779,487
Series A:
5% 11/1/31 (FGIC Insured)	1,075,000	1,127,955
5.375% 11/1/19 (FGIC Insured)	3,000,000	3,335,730
Pittsburgh Gen. Oblig.:
Series 2003 A:
5.5% 9/1/16 (AMBAC Insured)	5,000,000	5,520,000
5.75% 9/1/22 (Pre-Refunded to 9/1/09 @ 100) (c)	800,000	880,992
Series 2003 D, 5% 9/1/06 (FGIC Insured)	250,000	256,533
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pittsburgh Gen. Oblig.: - continued
Series A:
5% 9/1/11 (MBIA Insured)	$ 5,000,000	$ 5,460,850
6% 3/1/07 (MBIA Insured)	2,735,000	2,873,911
Pittsburgh School District Series C:
0% 8/1/07 (AMBAC Insured)	2,610,000	2,453,531
0% 8/1/08 (AMBAC Insured)	2,000,000	1,813,760
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A, 6.5% 9/1/13 (FGIC Insured)	10,000,000	11,838,395
Quaker Valley School District 5.5% 4/1/25 (Pre-Refunded to 4/1/14 @ 100) (c)	1,020,000	1,178,161
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,624,075
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	879,665
5.375% 4/1/17 (FSA Insured)	830,000	918,428
5.375% 4/1/18 (FSA Insured)	875,000	966,569
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	2,073,612
West Allegheny School District Series B, 5.25% 2/1/12 (FGIC Insured)	1,850,000	2,062,621
Westmoreland County Gen. Oblig.:
0% 8/1/15 (Escrowed to Maturity) (c)	4,290,000	2,910,551
0% 8/1/16 (Escrowed to Maturity) (c)	2,955,000	1,904,084
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (a)(b)	2,700,000	2,800,197
Westmoreland County Muni. Auth. Muni. Svc. Rev.:
Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,732,100
0% 8/15/20 (FGIC Insured)	2,500,000	1,291,450
Series C, 0% 8/15/17 (Escrowed to Maturity) (c)	2,500,000	1,525,775
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	3,235,000	2,439,352
		296,316,535
Puerto Rico - 3.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	400,000	461,384
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (c)	2,600,000	2,870,348
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.: - continued
Series C:
5.5% 7/1/17 (AMBAC Insured)	$ 1,200,000	$ 1,408,860
5.5% 7/1/25 (AMBAC Insured)	2,500,000	3,024,300
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (MBIA Insured)	1,000,000	1,125,140
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	566,455
		9,456,487
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $293,235,068)		309,922,387
NET OTHER ASSETS - 1.1%		3,568,738
NET ASSETS - 100%		$ 313,491,125
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	30.0%
Escrowed/Pre-Refunded	16.9%
Transportation	13.3%
Education	12.9%
Water & Sewer	9.6%
Health Care	8.6%
Others* (individually less than 5%)	8.7%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $293,235,068) - See accompanying schedule		$ 309,922,387
Receivable for investments sold		432,270
Receivable for fund shares sold		225,582
Interest receivable		3,662,363
Prepaid expenses		605
Other receivables		5,983
Total assets		314,249,190

Liabilities
Payable to custodian bank	$ 151,947
Payable for fund shares redeemed	160,062
Distributions payable	301,827
Accrued management fee	96,957
Other affiliated payables	26,917
Other payables and accrued expenses	20,355
Total liabilities		758,065

Net Assets		$ 313,491,125
Net Assets consist of:
Paid in capital		$ 296,332,213
Undistributed net investment income		7,412
Accumulated undistributed net realized gain (loss) on investments		464,181
Net unrealized appreciation (depreciation) on investments		16,687,319
Net Assets, for 28,393,812 shares outstanding		$ 313,491,125
Net Asset Value, offering price and redemption price per share ($313,491,125 ÷ 28,393,812 shares)		$ 11.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Interest		$ 6,810,960

Expenses
Management fee	$ 567,853
Transfer agent fees	114,945
Accounting fees and expenses	37,947
Independent trustees' compensation	701
Custodian fees and expenses	2,550
Registration fees	17,743
Audit	22,234
Legal	1,387
Miscellaneous	1,271
Total expenses before reductions	766,631
Expense reductions	(43,240)	723,391
Net investment income		6,087,569
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,026,185
Futures contracts	76,456
Swap agreements	61,411
Total net realized gain (loss)		1,164,052
Change in net unrealized appreciation (depreciation) on: Investment securities	(550,095)
Swap agreements	(5,042)
Total change in net unrealized appreciation (depreciation)		(555,137)
Net gain (loss)		608,915
Net increase (decrease) in net assets resulting from operations		$ 6,696,484

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,087,569	$ 11,953,364
Net realized gain (loss)	1,164,052	1,131,185
Change in net unrealized appreciation (depreciation)	(555,137)	(1,386,233)
Net increase (decrease) in net assets resulting from operations	6,696,484	11,698,316
Distributions to shareholders from net investment income	(6,077,991)	(11,909,386)
Distributions to shareholders from net realized gain	-	(1,280,619)
Total distributions	(6,077,991)	(13,190,005)
Share transactions Proceeds from sales of shares	31,374,043	41,546,733
Reinvestment of distributions	4,307,180	9,672,228
Cost of shares redeemed	(20,430,888)	(44,125,799)
Net increase (decrease) in net assets resulting from share transactions	15,250,335	7,093,162
Redemption fees	904	1,146
Total increase (decrease) in net assets	15,869,732	5,602,619

Net Assets
Beginning of period	297,621,393	292,018,774
End of period (including undistributed net investment income of $7,412 and distributions in excess of net investment income of $2,166, respectively)	$ 313,491,125	$ 297,621,393
Other Information Shares
Sold	2,852,421	3,770,208
Issued in reinvestment of distributions	391,567	881,647
Redeemed	(1,857,449)	(4,041,514)
Net increase (decrease)	1,386,539	610,341

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 11.06	$ 11.07	$ 10.64	$ 10.64	$ 10.06
Income from Investment Operations
Net investment incomeD	.220	.454	.463	.482	.494G	.494
Net realized and unrealized gain (loss)	.020	.006E	.091	.471	.030G	.581
Total from investment operations	.240	.460	.554	.953	.524	1.075
Distributions from net investment income	(.220)	(.452)	(.462)	(.482)	(.493)	(.495)
Distributions from net realized gain	-	(.048)	(.102)	(.041)	(.031)	-
Total distributions	(.220)	(.500)	(.564)	(.523)	(.524)	(.495)
Redemption fees added to paid in capitalD,H	-	-	-	-	-	-
Net asset value, end of period	$ 11.04	$ 11.02	$ 11.06	$ 11.07	$ 10.64	$ 10.64
Total ReturnB,C	2.21%	4.28%	5.11%	9.14%	4.97%	10.99%
Ratios to Average Net AssetsF
Expenses before expense reductions	.51%A	.50%	.51%	.51%	.51%	.52%
Expenses net of voluntary waivers, if any	.51%A	.50%	.51%	.51%	.51%	.52%
Expenses net of all reductions	.48%A	.49%	.50%	.49%	.45%	.44%
Net investment income	4.04%A	4.14%	4.18%	4.42%	4.59%G	4.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 313,491	$ 297,621	$ 292,019	$ 300,026	$ 269,262	$ 243,369
Portfolio turnover rate	20%A	14%	18%	9%	22%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/05	% of fund's investments 12/31/04	% of fund's investments 6/30/04
0 - 30	87.5	87.7	79.2
31 - 90	1.8	3.2	13.2
91 - 180	3.1	1.4	3.0
181 - 397	7.6	7.7	4.6
Weighted Average Maturity
	6/30/05	12/31/04	6/30/04
Fidelity Pennsylvania Municipal Money Market Fund	33 Days	27 Days	30 Days
Pennsylvania Tax-Free Money Market Funds Average*	22 Days	32 Days	32 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
Variable Rate Demand Notes (VRDNs) 81.5%	Variable Rate Demand Notes (VRDNs) 79.5%
Commercial Paper (including CP Mode) 1.7%	Commercial Paper (including CP Mode) 6.0%
Tender Bonds 6.4%	Tender Bonds 4.0%
Municipal Notes 1.4%	Municipal Notes 3.3%
Other Investments 3.1%	Other Investments 4.7%
Net Other Assets 5.9%	Net Other Assets 2.5%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 94.1%
	Principal Amount	Value (Note 1)
New Jersey/Pennsylvania - 2.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN Series SGA 89, 2.28% (Liquidity Facility Societe Generale) (a)(c)	$ 7,500,000	$ 7,500,000
Pennsylvania - 92.1%
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,000,000	2,000,000
Allegheny County Gen. Oblig. Bonds Series C56, 4% 10/1/05 (FSA Insured)	6,595,000	6,626,791
Allegheny County Hosp. Dev. Auth. Rev. Bonds:
(South Hills Health Sys. Proj.):
Series 2000 A, 2.95%, tender 6/1/06, LOC PNC Bank NA, Pittsburgh (a)	4,400,000	4,400,000
Series A, 2.93%, tender 5/1/06, LOC PNC Bank NA, Pittsburgh (a)	6,315,000	6,315,000
Series PT 762, 2.85%, tender 6/15/06 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)(d)	5,720,000	5,720,000
Allegheny County Indl. Dev. Auth. Econ. Dev. Rev. (Glassport Realty Ltd. Proj.) 2.55%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	1,730,000	1,730,000
Allegheny County Indl. Dev. Auth. Rev.:
Bonds (Children's Museum of Pittsburgh Proj.) 1.85%, tender 10/1/05, LOC PNC Bank NA, Pittsburgh (a)	4,230,000	4,230,000
Participating VRDN Series Merlots A48, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,000,000	3,000,000
(Doren, Inc. Proj.) Series 1997 C, 2.42%, LOC Nat'l. City Bank, PA, VRDN (a)(b)	1,500,000	1,500,000
(R.I. Lampus Co. Proj.) Series 1997 A, 2.42%, LOC Nat'l. City Bank, PA, VRDN (a)(b)	2,560,000	2,560,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	3,120,000	3,120,000
(UPMC Children's Hosp. Proj.) Series 2004 A, 2.42%, VRDN (a)	3,200,000	3,200,000
(UPMC Health Sys. Proj.) Series 2002 C, 2.3%, LOC Comerica Bank, Detroit, VRDN (a)	2,885,000	2,885,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 2.31% (Liquidity Facility Citibank NA, New York) (a)(c)	2,700,000	2,700,000
Berks County Indl. Dev. Auth. Rev.:
(Fleetwood Industries Bus. Trust Proj.) 2.38%, LOC First Tennessee Bank NA, Memphis, VRDN (a)(b)	2,440,000	2,440,000
(Grafika Commercial Printing, Inc. Proj.) Series 1995, 2.39%, LOC Wachovia Bank NA, VRDN (a)(b)	695,000	695,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 2.59%, LOC Manufacturers & Traders Trust Co., VRDN (a)	$ 3,200,000	$ 3,200,000
Bucks County Indl. Dev. Auth. Rev.:
(Double H Plastics, Inc. Proj.) Series 1993, 2.39%, LOC Wachovia Bank NA, VRDN (a)(b)	1,020,000	1,020,000
(Snowball Real Estate LP Proj.) 2.44%, LOC Wachovia Bank NA, VRDN (a)(b)	2,375,000	2,375,000
Butler County Indl. Dev. Auth. Rev. (Armco, Inc. Proj.) Series 1996 A, 2.38%, LOC Fifth Third Bank, Cincinnati, VRDN (a)(b)	1,500,000	1,500,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 2.42%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	5,825,000	5,825,000
Series 1998 A2, 2.48%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	3,300,000	3,300,000
Central Bucks School District Series 2000 A, 2.33% (FGIC Insured), VRDN (a)	4,125,000	4,125,000
Chester County Inter Unit 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,660,000	1,660,000
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Exelon Generation Co. LLC Proj.) Series 2001 A, 2.5% tender 8/5/05, LOC Wachovia Bank NA, CP mode	3,600,000	3,600,000
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series PA 1295, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,250,000	2,250,000
Harrisburg Auth. Wtr. Rev. Series A, 2.33% (FGIC Insured), VRDN (a)	2,800,000	2,800,000
Hatfield Township Indl. Dev. Auth. Exempt Facilities Rev. (Hatfield Quality Meats Proj.) 2.35%, LOC Bank of America NA, VRDN (a)(b)	1,500,000	1,500,000
Lackawanna County Gen. Oblig. Series 2004 B, 2.31% (FSA Insured), VRDN (a)	3,300,000	3,300,000
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College Proj.) Series 1997, 2.38%, VRDN (a)	2,860,000	2,860,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 2.39%, LOC Wachovia Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Lycoming County Indl. Dev. Auth. (FXD-Brodart Co. Proj.):
Series A, 2.43%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,905,000	1,905,000
Series C, 2.43%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1991, 2.9% tender 8/5/05, CP mode (b)	$ 2,500,000	$ 2,500,000
(Binney & Smith, Inc. Proj.) Series 1997 A, 2.34%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,350,000	2,350,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) 2.45%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,600,000	2,600,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series B, 2.45%, LOC JPMorgan Chase Bank, VRDN (a)(b)	18,700,000	18,700,000
(Merck & Co. Proj.) Series 2000, 2.35%, VRDN (a)(b)	7,200,000	7,200,000
(York Wtr. Co. Proj.) Series B, 2.38% (XL Cap. Assurance, Inc. Insured), VRDN (a)(b)	3,500,000	3,500,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1996 A2, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	400,000	400,000
Series 1999 C4, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	900,000	900,000
Series 2002 B6, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	900,000	900,000
Series 2004 D2, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,900,000	2,900,000
Series 2004 D6, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,800,000	2,800,000
Series B3, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,700,000	1,700,000
Series B5, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,100,000	1,100,000
Pennsylvania Econ. Dev. Fing. Auth. Rev.:
(Westrum Hanover, LP Proj.) 2.33%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (a)(b)	2,900,000	2,900,000
(Westrum Harleysville II LP Proj.) 2.33%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (a)(b)	4,335,000	4,335,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Participating VRDN Series MT 47, 2.35% (Liquidity Facility Lloyds TSB Bank PLC) (a)(b)(c)	4,500,000	4,500,000
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 2.765% (Sunoco, Inc. Guaranteed), VRDN (a)(b)	1,600,000	1,600,000
Series B, 2.5% (Sunoco, Inc. Guaranteed), VRDN (a)(b)	1,600,000	1,600,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series EGL 04 43 Class A, 2.31% (Liquidity Facility Citibank NA) (a)(c)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Gen. Oblig. Participating VRDN: - continued
Series Merlots 04 B15, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 3,095,000	$ 3,095,000
Series MS 01 465, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	6,995,000	6,995,000
Series ROC II R343, 2.31% (Liquidity Facility Citibank NA) (a)(c)	4,410,000	4,410,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 E, 2.33%, LOC Sallie Mae, VRDN (a)(b)	10,500,000	10,500,000
Series 1997 A, 2.45% (AMBAC Insured), VRDN (a)(b)	2,900,000	2,900,000
Series 2000 A, 2.45% (AMBAC Insured), VRDN (a)(b)	4,000,000	4,000,000
Series 2001 B, 2.33% (FSA Insured), VRDN (a)(b)	800,000	800,000
Series 2002 B, 2.4% (FSA Insured), VRDN (a)(b)	2,800,000	2,800,000
Series A:
2.4% (FSA Insured), VRDN (a)(b)	16,300,000	16,300,000
2.45% (AMBAC Insured), VRDN (a)(b)	2,500,000	2,500,000
Series A1, 2.45% (AMBAC Insured), VRDN (a)(b)	5,600,000	5,600,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 2.32%, LOC Unicredito Italiano Spa, VRDN (a)	3,500,000	3,500,000
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 2.34% (Liquidity Facility Lloyds TSB Bank PLC) (a)(c)	3,290,000	3,290,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Mount Aloysius College Proj.) Series L3, 2.33%, LOC Allied Irish Banks PLC, VRDN (a)	2,600,000	2,600,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series LB 04 L80, 2.48% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,400,000	3,400,000
Series PA 1235, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,675,000	1,675,000
Series PA 930, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,995,000	4,995,000
Series PT 2068, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,900,000	3,900,000
Series PT 2190, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,980,000	3,980,000
Series PT 890, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,315,000	1,315,000
Pennsylvania Pub. School Bldg. Auth. School Rev.:
Bonds Series Merlots 03 A42, 1.8%, tender 7/28/05 (Liquidity Facility Wachovia Bank NA) (a)(c)(d)	2,895,000	2,895,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Pub. School Bldg. Auth. School Rev.: - continued
Participating VRDN:
Series MS 958, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	$ 5,000,000	$ 5,000,000
Series Stars 124, 2.31% (Liquidity Facility BNP Paribas SA) (a)(c)	3,905,000	3,905,000
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R1005, 2.31% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	1,000,000	1,000,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series AAB 04 9, 2.32%, tender 7/7/05 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	3,100,000	3,100,000
Philadelphia Arpt. Rev. Participating VRDN Series SG 118, 2.36% (Liquidity Facility Societe Generale) (a)(b)(c)	2,600,000	2,600,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN:
Series LB 04 L17, 2.48% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,385,000	3,385,000
Series PA 882, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,200,000	2,200,000
Series Putters 217, 2.33% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,715,000	7,715,000
Philadelphia Gas Works Rev. Participating VRDN:
Series 1998 104, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	2,195,000	2,195,000
Series MS 906, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	3,000,000	3,000,000
Series Putters 384, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. Bonds (Jefferson Health Sys. Proj.) Series A, 5.5% 5/15/06	2,045,000	2,090,297
Philadelphia Redev. Auth. Rev. Participating VRDN Series DB 134, 2.33% (Liquidity Facility Deutsche Bank AG) (a)(b)(c)	3,500,000	3,500,000
Philadelphia School District Participating VRDN:
Series EGL 7050036, 2.31% (Liquidity Facility Citibank NA) (a)(c)	3,800,000	3,800,000
Series EGL 7050039, 2.31% (Liquidity Facility Citibank NA) (a)(c)	3,000,000	3,000,000
Series Putters 870, 2.32% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,585,000	2,585,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series MS 773, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pittsburgh Gen. Oblig. Bonds Series 1996 A, 6% 3/1/06 (MBIA Insured)	$ 2,540,000	$ 2,590,985
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,100,000	3,100,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 2.32%, LOC Dexia Cr. Local de France, VRDN (a)(b)	5,705,000	5,705,000
Scranton-Lackawanna Health & Welfare Auth. Rev. Participating VRDN Series Merlots 02 A18, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,575,000	2,575,000
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Lutheran Village Proj.) 2.59%, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,700,000	3,700,000
Southeastern Pennsylvania Transit Auth. Spl. Rev. Participating VRDN Series BS 01 9016 Class A, 2.3% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	5,500,000	5,500,000
Temple Univ. of the Commonwealth Sys. of Higher Ed. BAN 4% 4/28/06	5,000,000	5,049,326
		337,972,399
TOTAL INVESTMENT PORTFOLIO - 94.1% (Cost $345,472,399)		345,472,399
NET OTHER ASSETS - 5.9%		21,688,877
NET ASSETS - 100%		$ 367,161,276
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,615,000 or 2.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series PT 762, 2.85%, tender 6/15/06 (Liquidity Facility Landesbank Hessen-Thuringen)	9/4/03 - 3/9/05	$ 5,720,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Bonds Series Merlots 03 A42, 1.8%, tender 7/28/05 (Liquidity Facility Wachovia Bank NA)	9/18/03	$ 2,895,000
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $23,236 all of which will expire on December 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $345,472,399) - See accompanying schedule		$ 345,472,399
Cash		16,431,983
Receivable for investments sold		6,000,392
Receivable for fund shares sold		3,267,693
Interest receivable		1,738,419
Other receivables		21,930
Total assets		372,932,816

Liabilities
Payable for fund shares redeemed	5,605,880
Distributions payable	11,406
Accrued management fee	153,341
Other affiliated payables	913
Total liabilities		5,771,540

Net Assets		$ 367,161,276
Net Assets consist of:
Paid in capital		$ 367,115,910
Undistributed net investment income		75,883
Accumulated undistributed net realized gain (loss) on investments		(30,517)
Net Assets, for 367,158,728 shares outstanding		$ 367,161,276
Net Asset Value, offering price and redemption price per share ($367,161,276 ÷ 367,158,728 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Interest		$ 3,904,683

Expenses
Management fee	$ 883,208
Independent trustees' compensation	796
Total expenses before reductions	884,004
Expense reductions	(108,160)	775,844
Net investment income		3,128,839
Net realized gain (loss) on investment securities		(7,280)
Net increase in net assets resulting from operations		$ 3,121,559

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,128,839	$ 2,477,211
Net realized gain (loss)	(7,280)	(23,237)
Net increase in net assets resulting from operations	3,121,559	2,453,974
Distributions to shareholders from net investment income	(3,093,245)	(2,515,303)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	437,447,526	592,486,036
Reinvestment of distributions	3,082,754	2,473,422
Cost of shares redeemed	(405,232,938)	(557,374,245)
Net increase (decrease) in net assets and shares resulting from share transactions	35,297,342	37,585,213
Total increase (decrease) in net assets	35,325,656	37,523,884

Net Assets
Beginning of period	331,835,620	294,311,736
End of period (including undistributed net investment income of $75,883 and undistributed net investment income of $40,289, respectively)	$ 367,161,276	$ 331,835,620

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.008	.006	.011	.025	.037
Distributions from net investment income	(.009)	(.008)	(.006)	(.011)	(.025)	(.037)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C,D	.88%	.81%	.65%	1.09%	2.50%	3.80%
Ratios to Average Net AssetsE
Expenses before expense reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.44%A	.48%	.49%	.46%	.47%	.50%
Net investment income	1.78%A	.80%	.66%	1.09%	2.45%	3.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 367,161	$ 331,836	$ 294,312	$ 278,322	$ 240,705	$ 213,847

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Spartan Pennsylvania Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. On July 21, 2005 the Board of Trustees approved a change in the name of Spartan Pennsylvania Municipal Income Fund to Fidelity Pennsylvania Municipal Income Fund effective August 15, 2005. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The income fund is a non-diversified fund. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Pennsylvania. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. For the income fund, debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Pennsylvania Municipal Income Fund	$ 293,175,897	$ 16,845,243	$ (98,753)	$ 16,746,490
Fidelity Pennsylvania Municipal Money Market Fund	345,472,399	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, for the income fund aggregated $48,282,444 and $29,951,222, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the income fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

FMR and its affiliates provide the money market fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Pennsylvania Municipal Income Fund	.08%	|

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Pennsylvania Municipal Money Market Fund	13,679

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the income fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Pennsylvania Municipal Income Fund	$ 2,533	$ 40,707

In addition, through an arrangement with the money market fund's custodian and transfer agent, $108,160 of credits realized as a result of uninvested cash balances were used to reduce the fund's management fee.

7. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Pennsylvania Municipal Income Fund / Fidelity Pennsylvania Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its shareholders by Fidelity (including the investment performance of each fund); (2) the competitiveness of the management fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only , as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the fund's returns, the returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan PA Muni Income Fund Performance Summary vs. Lipper Objective (%):

Cumulative Total Return (%)
5.0
4.5
4.0
3.5
3.0
2.5
2.0
1.5
1.0
0.5
0.0
4.5
4.3
4.2
2.9
1 Year
25
20
15
10
5
0
20.6
19.6
19.1
15.6
3 Year
45
40
35
30
25
20
15
10
5
0
41.6
39.4
38.6
32.3
5 Year
75th Percentile
Fund Return
Benchmark Return
25th Percentile

% Beaten 80% 83% 81%

Lipper Objective: Pennsylvania Municipal Debt

SEC Benchmark: LB Municipal Bond

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund was lower than its benchmark over time.

Fidelity PA Muni MM Fund Performance Summary vs. Lipper Objective (%):

Cumulative Total Return (%)
1.0
0.9
0.8
0.7
0.6
0.5
0.4
0.3
0.2
0.1
0.0
0.8
0.9
0.6
1 Year
3.5
3.0
2.5
2.0
1.5
1.0
0.5
0.0
2.6
2.9
1.9
3 Year
12.0
10.0
8.0
6.0
4.0
2.0
0.0
9.1
9.9
7.9
5 Year
75th Percentile
Fund Return
25th Percentile

% Beaten	1 Year	3 Year	5 Year
	73%	71%	63%

Lipper Objective: Pennsylvania Tax-Exempt Money Market

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 19% would mean that 81% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, Fidelity Pennsylvania Municipal Money Market Fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan PA Municipal Income

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Spartan PA Muni Income
55 55 38
55 54 38
54 54 38
54 54 38
54 54 38
Feb-01
Dec-01
Dec-02
Dec-03
Dec-04

	Feb-01	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	9%	9%	8%	9%	8%
Funds/Classes	578	558	525	526	518
ASPG Quadrant	1st	1st	1st	1st	1st

PA Municipal Money Market

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
PA Muni MM - Net Mgmt Fee
49 50 36
49 50 38
48 50 37
47 50 37
47 49 35
Jan-01
Dec-01
Dec-02
Dec-03
Dec-04

	Jan-01	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	17%	17%	19%	22%	19%
Funds/Classes	290	280	272	270	266
ASPG Quadrant	1st	1st	1st	1st	1st

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of Spartan Pennsylvania Municipal Income Fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

Semiannual Report

In its review of Fidelity Pennsylvania Municipal Money Market Fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Spartan Pennsylvania Municipal Income Fund only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that Spartan Pennsylvania Municipal Income Fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that each fund's existing Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

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Spartan®

Short-Intermediate
Municipal Income

Fund

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Class A
Actual	$ 1,000.00	$ 1,005.30	$ 3.28
HypotheticalA	$ 1,000.00	$ 1,021.52	$ 3.31
Class T
Actual	$ 1,000.00	$ 1,005.70	$ 3.83
HypotheticalA	$ 1,000.00	$ 1,020.98	$ 3.86
Class B
Actual	$ 1,000.00	$ 1,001.50	$ 7.05
HypotheticalA	$ 1,000.00	$ 1,017.75	$ 7.10
	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Class C
Actual	$ 1,000.00	$ 1,001.00	$ 7.59
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.65
Spartan Short-Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,006.10	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class
Actual	$ 1,000.00	$ 1,006.10	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.36	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.66%
Class T	.77%
Class B	1.42%
Class C	1.53%
Spartan Short-Intermediate Municipal Income	.49%
Institutional Class	.49%

Semiannual Report

Investment Changes

Top Five States as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	14.4	13.6
Illinois	9.3	9.7
New York	8.5	6.9
California	8.1	8.2
Washington	5.2	6.3
Top Five Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	45.1	47.3
Electric Utilities	14.0	14.3
Escrowed/Pre-Refunded	8.1	9.5
Transportation	6.6	7.1
Health Care	5.9	5.9
Average Years to Maturity as of June 30, 2005
		6 months ago
Years	3.4	3.3
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of June 30, 2005
6 months ago
Years	2.9	3.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
AAA 60.2%	AAA 61.3%
AA,A 28.4%	AA,A 32.9%
BBB 5.9%	BBB 5.8%
Not Rated 1.5%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets* (1.9)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
* Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 2.3%
Alabama Agric. & Mechanical Univ. Revs. 6.5% 11/1/25 (Pre-Refunded to 11/1/05 @ 102) (d)	$ 2,000	$ 2,065
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (c)	1,750	1,813
5.25% 10/1/08 (MBIA Insured) (c)	2,900	3,047
5.75% 10/1/09 (MBIA Insured) (c)	4,000	4,320
Jefferson County Ltd. Oblig. School Warrants Series A, 5% 1/1/07	2,210	2,277
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to 2/1/09 @ 101) (d)	5,000	5,525
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (d)	13,460	14,462
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (d)	3,900	4,402
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (d)	2,035	2,235
Mobile County Gen. Oblig.:
5% 2/1/07 (MBIA Insured)	1,000	1,034
5% 2/1/08 (MBIA Insured)	1,475	1,550
		42,730
Alaska - 1.6%
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.15% 7/1/05 (AMBAC Insured) (c)	1,950	1,950
5.85% 7/1/13 (AMBAC Insured) (c)	3,285	3,623
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (d)	2,500	2,832
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	3,100	2,921
Series A, 0% 6/30/07 (MBIA Insured)	5,000	4,711
Series B:
0% 6/30/06 (MBIA Insured)	3,500	3,404
0% 6/30/07 (MBIA Insured)	7,050	6,642
0% 6/30/08 (MBIA Insured)	4,240	3,857
		29,940
Arizona - 1.0%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,196
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	3,750	4,476
Pima County Unified School District #1 Tucson 7.5% 7/1/08 (FGIC Insured)	7,060	7,952
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Tucson Wtr. Rev.:
Series 2002, 5.5% 7/1/06 (FGIC Insured)	$ 980	$ 1,007
Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,637
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) Series A, 5% 6/1/09 (AMBAC Insured)	2,000	2,138
		18,406
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Wastewtr. Sys. Rev. Series 2004 A, 4% 6/1/06 (MBIA Insured)	1,060	1,073
Little Rock Gen. Oblig. 4% 4/1/07 (FSA Insured)	1,000	1,021
Rogers Sales & Use Tax Rev. Series A:
4.25% 9/1/06 (FGIC Insured)	1,000	1,017
4.25% 9/1/07 (FGIC Insured)	2,175	2,238
		5,349
California - 8.1%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/07 (MBIA Insured)	27,455	28,719
5.25% 5/1/10 (MBIA Insured)	1,200	1,316
5.25% 5/1/12 (MBIA Insured)	6,000	6,690
California Econ. Recovery Series A, 5.25% 7/1/13 (MBIA Insured)	5,000	5,657
California Gen. Oblig.:
5% 2/1/09	1,640	1,745
5% 2/1/10	2,000	2,151
5% 12/1/11 (MBIA Insured)	8,000	8,823
5.125% 9/1/12	1,000	1,081
5.25% 2/1/10 (FSA Insured)	7,265	7,948
5.25% 2/1/11	5,775	6,334
5.5% 3/1/11 (FGIC Insured)	3,210	3,596
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,939
5.75% 10/1/08	1,085	1,178
6.4% 9/1/08	3,075	3,388
6.5% 9/1/10	1,740	2,001
8% 11/1/07 (FGIC Insured)	7,000	7,451
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (b)(c)	15,000	15,165
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.125%, tender 5/1/06 (b)(c)	$ 5,000	$ 4,997
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,075	1,135
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/07	4,000	4,159
5% 6/1/08	6,000	6,326
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	1,400	1,408
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (b)	8,000	7,913
Commerce Refuse To Energy Auth. Rev.:
5% 7/1/07 (MBIA Insured)	1,770	1,846
5.25% 7/1/08 (MBIA Insured)	855	912
Golden State Tobacco Securitization Corp. Series 2003 B, 5% 6/1/08	1,300	1,356
Long Beach Hbr. Rev. Series 2000 A, 5.5% 5/15/06 (c)	3,000	3,060
Los Angeles Hbr. Dept. Rev. Series A, 5.5% 8/1/06 (AMBAC Insured) (c)	1,495	1,539
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,849
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (e)	8,955	9,217
		153,899
Colorado - 0.5%
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev. Series C, 0% 8/31/08 (Pre-Refunded to 8/31/05 @ 82.9449) (d)	4,500	3,718
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/06 (Escrowed to Maturity) (d)	2,200	2,128
0% 9/1/07 (Escrowed to Maturity) (d)	3,200	2,998
		8,844
Connecticut - 0.6%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (d)	5,000	5,504
Series 2002 C, 5% 12/15/08	1,930	2,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev. (Connecticut Children's Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	$ 1,275	$ 1,305
4.5% 7/1/08 (MBIA Insured)	1,045	1,093
5% 7/1/09 (MBIA Insured)	1,000	1,075
		11,039
District Of Columbia - 2.0%
District of Columbia Ctfs. of Prtn.:
(District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 3% 1/1/06 (AMBAC Insured)	1,305	1,307
5% 1/1/06 (AMBAC Insured)	1,000	1,011
5% 1/1/07 (AMBAC Insured)	1,000	1,032
5.25% 1/1/08 (AMBAC Insured)	935	984
District of Columbia Gen. Oblig.:
Series 1993 B2, 5.5% 6/1/07 (FSA Insured)	1,830	1,922
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,412
Series A:
5% 6/1/06	3,480	3,547
5% 6/1/07	2,810	2,917
5.25% 6/1/09 (FSA Insured)	1,000	1,082
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,776
District of Columbia Rev. (Medstar Univ. Hosp. Proj.) Series D, 6.875%, tender 2/16/07 (b)	9,000	9,593
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (c)	6,460	6,848
Metropolitan Washington Arpts. Auth. Sys. Rev. Series D:
4% 10/1/06 (FSA Insured) (c)	1,750	1,774
4% 10/1/07 (FSA Insured) (c)	1,000	1,020
		37,225
Florida - 4.0%
Brevard County Util. Rev. 5% 3/1/06 (FGIC Insured)	530	538
Coral Gables Health Facilities Hosp. (Baptist Health South Florida Obligated Group Proj.) 5% 8/15/06	1,000	1,025
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) 3.35%, tender 9/1/05 (b)	20,300	20,319
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	11,000	11,131
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.): - continued
4.25%, tender 8/1/07 (b)(c)	$ 6,000	$ 6,071
Indian River County School District 4% 4/1/06 (FSA Insured)	1,470	1,485
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A, 5% 4/1/08 (AMBAC Insured)	2,825	2,986
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (b)	1,500	1,614
Miami-Dade County School District Series 1994 A, 5.65% 6/1/06 (MBIA Insured)	1,545	1,586
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,506
Palm Beach County Rev. (Cmnty. Foundation Palm Beach Proj.) 2%, tender 9/1/05, LOC Northern Trust Co., Chicago (b)	4,010	4,006
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (c)	1,500	1,530
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (b)	9,000	9,939
Seminole County School Board Ctfs. of Prtn. Series A:
4.5% 7/1/06 (MBIA Insured)	1,150	1,170
4.5% 7/1/08 (MBIA Insured)	1,250	1,309
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 2.8%, tender 10/1/08, LOC Suntrust Banks of Florida, Inc. (b)	2,000	1,974
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 4.5% 8/1/07 (FSA Insured)	2,135	2,205
		75,394
Georgia - 1.1%
Atlanta Arpt. Facilities Rev. 6.5% 1/1/06 (Escrowed to Maturity) (d)	6,000	6,111
Cobb County Dev. Auth. Solid Waste Disp. Rev. (Georgia Waste Mgmt. Proj.) Series A, 3.65%, tender 4/1/06 (b)(c)	1,000	1,002
Columbia County Gen. Oblig. 5% 1/1/09 (FSA Insured)	1,505	1,605
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08 (FSA Insured)	2,250	2,356
Georgia Gen. Oblig. Series B, 6.25% 4/1/06	1,750	1,797
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	5,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Gwinnett County Gen. Oblig. 4% 1/1/06	$ 1,035	$ 1,042
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08 (MBIA Insured)	1,095	1,152
		20,166
Hawaii - 2.1%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (c)	3,850	4,597
Hawaii Gen. Oblig. Series CU, 5.75% 10/1/11 (MBIA Insured)	3,210	3,604
Honolulu City & County Gen. Oblig. Series B, 8% 10/1/09	26,940	32,081
		40,282
Illinois - 9.3%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,405
5% 1/1/08 (MBIA Insured)	1,190	1,248
Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,108
5% 1/1/07 (FGIC Insured)	1,000	1,033
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/07 (FSA Insured)	1,000	1,032
Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,314
5% 1/1/11 (AMBAC Insured)	3,625	3,915
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 C, 5% 1/1/07 (AMBAC Insured) (c)	2,670	2,748
Series A:
5% 1/1/12 (MBIA Insured)	1,135	1,235
5.5% 1/1/08 (AMBAC Insured)	5,000	5,163
5.5% 1/1/10 (AMBAC Insured) (c)	5,000	5,401
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,243
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,731
Chicago School Fin. Auth. Series B, 5% 6/1/09 (FSA Insured)	12,825	13,733
Chicago Tax Increment Rev.:
Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	8,964
Series A, 0% 12/1/05 (AMBAC Insured)	3,000	2,968
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	$ 4,785	$ 5,238
Series A, 4.25% 6/1/08 (AMBAC Insured)	3,600	3,645
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09 (FGIC Insured)	2,975	3,213
Cook County Cmnty. College District #508 Ctfs. of Prtn. 8.75% 1/1/07 (FGIC Insured)	8,000	8,692
Du Page Wtr. Commission Wtr. Rev. 5% 5/1/08 (AMBAC Insured)	4,525	4,780
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (b)(c)	2,200	2,197
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (b)	6,100	6,101
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	2,076
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (b)	12,800	12,851
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (b)	6,100	6,160
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (d)	2,640	2,958
Series B, 3.1%, tender 7/1/07 (b)	3,900	3,907
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/06	1,115	1,140
5% 10/1/07	1,225	1,272
5% 10/1/08	1,000	1,050
Illinois Gen. Oblig.:
First Series:
5% 8/1/06	8,160	8,358
5.25% 4/1/08 (MBIA Insured)	1,035	1,100
5.25% 4/1/10 (MBIA Insured)	2,600	2,846
5.5% 8/1/10	1,415	1,568
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (d)	7,075	7,956
Series A, 5% 10/1/09	2,600	2,799
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (d)	1,000	1,120
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr. Proj.):
5% 5/15/07	$ 500	$ 511
5% 5/15/08	700	717
Kane & DeKalb Counties Cmnty. Unit School District #301 0% 12/1/10 (AMBAC Insured)	2,000	1,655
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,548
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (FGIC Insured)	1,600	1,817
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/13 (MBIA Insured)	5,000	5,590
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
5.25% 10/1/05 (FGIC Insured)	560	564
5.25% 10/1/06 (FGIC Insured)	695	716
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,573
Rosemont Gen. Oblig. Series 3:
0% 12/1/07 (Escrowed to Maturity) (d)	2,375	2,216
0% 12/1/07 (FGIC Insured)	625	581
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001 A, 5% 4/1/08 (AMBAC Insured)	2,035	2,143
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.) 5% 8/15/11 (AMBAC Insured)	1,360	1,481
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,500	1,349
		175,729
Indiana - 2.9%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA Insured)	1,000	1,082
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,882
5.25% 7/10/11 (FSA Insured)	2,295	2,536
5.25% 1/10/12 (FSA Insured)	1,355	1,499
5% 1/15/10 (FSA Insured)	1,835	1,978
5% 1/15/11 (FSA Insured)	1,910	2,077
5% 1/15/12 (FSA Insured)	1,990	2,180
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indiana Health Facility Fing. Auth. Rev.:
(Ascension Health Cr. Group Prog.) Series 2002 F:
5.5% 11/15/05	$ 1,000	$ 1,010
5.5% 11/15/06	1,000	1,036
(Ascension Health Cr. Group, Inc. Proj.) Series A, 5%, tender 5/1/07 (b)	7,100	7,366
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series I:
4% 1/1/06 (MBIA Insured) (c)	1,325	1,331
5% 1/1/08 (MBIA Insured) (c)	1,550	1,616
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,213
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,508
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,095
5.25% 7/15/11 (MBIA Insured)	1,020	1,124
5.25% 1/15/12 (MBIA Insured)	1,045	1,153
5.25% 7/15/12 (MBIA Insured)	1,075	1,194
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA Insured)	1,585	1,760
New Albany Floyd County Independent School Bldg. Corp. 5% 1/15/11 (FSA Insured)	1,000	1,082
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	4,000	4,104
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (b)	10,000	9,869
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,166
5.25% 7/15/11 (MBIA Insured)	1,125	1,240
5.25% 1/15/12 (MBIA Insured)	1,150	1,269
		55,370
Kansas - 0.9%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series A, 4.75%, tender 10/1/07 (b)	2,400	2,476
Series C, 2.38%, tender 9/1/05 (b)	12,300	12,282
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 2.25%, tender 9/1/05 (b)	2,500	2,496
		17,254
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - 0.7%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (c)	$ 1,185	$ 1,250
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/07 (AMBAC Insured)	10,000	9,560
0% 1/1/09 (AMBAC Insured)	2,000	1,785
		12,595
Louisiana - 0.2%
New Orleans Gen. Oblig. 5% 3/1/07 (MBIA Insured)	3,100	3,206
Maryland - 0.3%
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,678
Prince Georges County Gen. Oblig. Series 2004 C, 5% 12/1/10	3,770	4,120
		5,798
Massachusetts - 3.1%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	7,810
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,229
5.875% 8/1/08	1,630	1,737
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,352
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (d)	2,775	2,981
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (d)	2,570	2,846
Series 2001 A, 5.5% 1/1/11	5,000	5,566
Series 2003 A, 5.375% 8/1/08	5,165	5,531
Series 2003 C:
5% 12/1/06 (XL Cap. Assurance, Inc. Insured)	1,900	1,959
5.5% 10/1/10 (MBIA Insured)	1,130	1,258
Series A, 4.5% 1/1/09 (Pre-Refunded to 1/1/08 @ 101) (d)	2,055	2,152
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	2,495	2,773
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Caritas Christi Oblig. Group Proj.) 5.5% 7/1/05	1,000	1,000
(Dana Farber Cancer Proj.) Series G1, 6.25% 12/1/14 (Pre-Refunded to 12/1/05 @ 102) (d)	3,000	3,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12 (AMBAC Insured) (c)	$ 1,000	$ 1,078
New England Ed. Ln. Marketing Corp. Series A, 5.7% 7/1/05 (c)	2,800	2,800
Springfield Gen. Oblig.:
5% 1/15/06 (MBIA Insured)	1,000	1,012
5% 8/1/11 (MBIA Insured) (a)	3,500	3,821
5.25% 8/1/12 (MBIA Insured) (a)	6,000	6,680
		58,689
Michigan - 3.2%
Battle Creek Downtown Dev. Auth. 6% 5/1/06 (Escrowed to Maturity) (d)	2,000	2,054
Chippewa Valley Schools:
4% 5/1/06	1,000	1,011
5% 5/1/08	1,260	1,332
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,686
Series A, 5% 4/1/07 (FSA Insured)	6,910	7,175
5% 4/1/08 (MBIA Insured)	14,545	15,366
5% 4/1/09 (MBIA Insured)	10,620	11,384
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (d)	2,000	2,246
Ferndale Gen. Oblig. 3.5% 4/1/06 (FGIC Insured)	1,960	1,972
Greater Detroit Resource Recovery Auth. Rev. Series A, 6.25% 12/13/07 (AMBAC Insured)	4,000	4,328
Hazel Park School District 5% 5/1/08	1,275	1,348
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (d)	8,000	2,965
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,329
		60,196
Minnesota - 0.5%
Hopkins Independent School District #270 Series B, 4% 2/1/06	2,575	2,596
Mankato Independent School District #77 Series A, 4% 2/1/06 (FSA Insured)	1,420	1,432
Metropolitan Council Minneapolis-Saint Paul Metropolitan Area Series 2005 A, 5% 9/1/06	2,340	2,404
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	$ 1,200	$ 1,270
5.25% 12/1/10	500	541
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	700	702
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	1,028
		9,973
Mississippi - 0.1%
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (c)	1,190	1,248
Missouri - 0.6%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.):
Series 2003 B, 5% 2/1/12 (FGIC Insured)	3,100	3,411
Series B, 5% 2/1/11 (FGIC Insured)	1,850	2,021
Series A:
5% 2/1/07 (FGIC Insured)	1,020	1,056
5% 2/1/08 (FGIC Insured)	2,000	2,106
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (FGIC Insured)	1,050	1,190
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/06 (FSA Insured)	1,635	1,676
		11,460
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	2,900	3,062
Nebraska - 1.7%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.) 4% 1/15/06	1,000	1,007
Nebraska Pub. Pwr. District Rev. Series A:
0% 1/1/06 (MBIA Insured)	24,465	24,111
0% 1/1/07 (MBIA Insured)	4,000	3,825
Omaha Pub. Pwr. District Elec. Rev. Series B, 4.5% 2/1/09	3,500	3,674
		32,617
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nevada - 1.6%
Clark County Arpt. Rev. Series C:
5% 7/1/05 (AMBAC Insured) (c)	$ 800	$ 800
5% 7/1/06 (AMBAC Insured) (c)	800	817
5% 7/1/08 (AMBAC Insured) (c)	2,215	2,321
5% 7/1/09 (AMBAC Insured) (c)	2,700	2,855
5% 7/1/10 (AMBAC Insured) (c)	1,225	1,303
5% 7/1/11 (AMBAC Insured) (c)	1,790	1,915
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (d)	1,600	1,800
Series C, 5% 6/15/10 (MBIA Insured)	1,000	1,082
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,915
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,612
		30,420
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (b)(c)	2,500	2,501
New Jersey - 4.5%
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.:
5% 1/1/08 (AMBAC Insured)	920	965
5% 1/1/09 (AMBAC Insured)	1,000	1,065
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,225	1,329
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.25% 11/1/09 (MBIA Insured) (a)	4,000	4,436
New Jersey Econ. Dev. Auth. Rev. 5% 6/15/07	7,500	7,759
New Jersey Gen. Oblig. Series 2005 N, 5% 7/15/08 (FGIC Insured) (a)	6,175	6,482
New Jersey Tpk. Auth. Tpk. Rev. Series 2004 A, 3.15%, tender 1/1/10 (AMBAC Insured) (b)	16,250	16,243
New Jersey Trans. Trust Fund Auth.:
Series 2001 A:
5% 6/15/06	355	362
5% 6/15/06 (Escrowed to Maturity) (d)	5,945	6,078
Series A, 5.25% 12/15/08 (MBIA Insured)	15,000	16,101
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	5,020
5.25% 12/15/11 (FGIC Insured)	10,015	11,109
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey - continued
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	$ 1,000	$ 1,064
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (d)	7,000	7,798
		85,811
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5% 7/1/09	5,170	5,496
New Mexico - 1.8%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New Mexico San Juan and Four Corners Projs.) Series 2003 B, 2.1%, tender 4/1/06 (b)	7,000	6,935
San Juan County Gross Receipts Tax Rev. Series B, 2.5% 8/15/05	13,600	13,596
Sandoval County Incentive Payment Rev. 4.25% 12/1/06	13,750	13,960
		34,491
New York - 8.5%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,289
5% 1/1/12	1,175	1,280
Metropolitan Trans. Auth. Commuter Facilities Rev. Series A:
5% 7/1/06 (Escrowed to Maturity) (d)	270	276
5.375% 7/1/09 (Escrowed to Maturity) (d)	3,635	3,979
Metropolitan Trans. Auth. Svc. Contract Rev. Series B, 5% 1/1/06	10,110	10,225
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	800	864
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,075	2,381
Series 2002 G, 5.5% 8/1/10	2,720	2,993
Series 2004 G, 5% 8/1/09	8,000	8,545
Series 2005 K:
5% 8/1/11	7,120	7,715
5% 8/1/12	4,360	4,744
Series 2005 O, 5% 6/1/12	7,500	8,146
Series A, 5.25% 11/1/14 (MBIA Insured)	600	665
Series B, 5.75% 8/1/14	1,000	1,128
Series E, 6% 8/1/11	60	63
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series H, 5.75% 3/15/11 (FGIC Insured)	$ 1,700	$ 1,915
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	5,540	6,345
Series A, 5.75% 7/1/13	3,500	3,956
Series C, 7.5% 7/1/10	3,600	3,969
Series 2003 A:
5% 1/1/06	1,250	1,264
5% 1/1/07	10,855	11,181
5% 3/15/08	2,000	2,105
Series B, 5.25%, tender 5/15/12 (b)	13,000	14,293
New York State Urban Dev. Corp. Rev. 5% 1/1/12	5,000	5,477
New York Transitional Fin. Auth. Rev. Series 2003 E:
4.5% 2/1/07	1,750	1,798
4.5% 2/1/08	1,500	1,560
5% 2/1/09	2,035	2,173
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	4,049
Series A1:
5.25% 6/1/12	5,000	5,106
5.25% 6/1/13	17,500	18,491
Series B1, 5% 6/1/06	17,815	18,115
Triborough Bridge & Tunnel Auth. Revs. Series A, 5.5% 1/1/14 (Pre-Refunded to 1/1/12 @ 100) (d)	3,745	4,253
		161,443
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	1,200	1,259
127th Series, 5% 12/15/08 (AMBAC Insured) (c)	3,510	3,725
		4,984
North Carolina - 1.2%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.) Series 2004 C, 4% 3/1/08	4,940	5,078
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 4% 6/1/06	1,300	1,316
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	1,500	1,647
Series A, 5.5% 1/1/10	3,000	3,223
Series B, 6% 1/1/06	6,170	6,253
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series C, 5% 1/1/08	$ 1,190	$ 1,236
Series D, 5.375% 1/1/10	3,715	3,972
		22,725
Ohio - 1.3%
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series 1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,943
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/07	1,960	2,015
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/07	1,420	1,472
Ohio Air Quality Dev. Auth. Rev.:
(Pennsylvania Pwr. Co. Proj.) 3.375%, tender 7/1/05 (b)	2,300	2,300
Series 2002 A, 3.5%, tender 1/1/06 (b)	1,000	1,000
Ohio Gen. Oblig. Series 2000 E, 5.5% 5/1/09	1,905	2,079
Ohio Univ. Gen. Receipts Athens:
5% 12/1/06 (FSA Insured)	3,600	3,713
5% 12/1/07 (FSA Insured)	1,285	1,353
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	7,000	7,006
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Ohio Edison Co. Proj.) Series A, 3.35%, tender 6/1/06 (b)	1,800	1,802
		24,683
Oklahoma - 0.2%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (d)	1,000	793
Oklahoma Dev. Fin. Auth. Rev. (Samuel Roberts Noble, Inc. Proj.) 5% 5/1/06	3,200	3,259
		4,052
Oregon - 0.4%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,314
Eugene Elec. Util. Rev. Series A, 5.25% 8/1/06 (FSA Insured)	1,280	1,314
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	1,000	1,070
5% 5/1/11 (FSA Insured)	1,000	1,088
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - continued
Oregon Gen. Oblig. 8.25% 1/1/07	$ 1,000	$ 1,078
Salem Gen. Oblig. 5% 5/1/10 (FSA Insured)	2,550	2,766
		8,630
Pennsylvania - 3.9%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (c)	1,300	1,427
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/06	3,065	3,139
5.5% 6/15/07	2,000	2,096
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (b)	4,500	4,502
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,715
Hazleton Area School District 6.5% 3/1/06 (FSA Insured)	1,155	1,184
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (b)(c)	10,000	10,061
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 5% 6/1/06 (AMBAC Insured)	3,750	3,818
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (b)(c)	1,200	1,203
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A:
4% 8/15/06	1,405	1,420
5% 8/15/07	1,735	1,797
5% 8/15/08	2,000	2,100
(UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,882
Series B:
5% 9/1/06	4,510	4,626
5.25% 9/1/08	5,860	6,275
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	3,023
Philadelphia Muni. Auth. Rev.:
Series A:
5% 5/15/07 (FSA Insured)	5,500	5,721
5% 5/15/08 (FSA Insured)	5,000	5,280
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,771
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	$ 2,160	$ 2,365
Pittsburgh Gen. Oblig. Series A, 6% 3/1/07 (MBIA Insured)	2,000	2,102
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (d)	2,355	1,839
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/06 (MBIA Insured)	1,865	1,922
		73,268
Puerto Rico - 0.0%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (b)	1,000	1,027
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson & Wales Univ. Proj.):
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	2,225	2,264
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,794
		4,058
South Carolina - 1.8%
Berkeley County School District 7% 4/1/07	2,615	2,805
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A:
5% 8/15/06	1,000	1,020
5% 8/15/07	1,700	1,766
5% 8/15/08	1,690	1,771
Greenville County Pub. Facilities Corp. Certificate of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured)	1,450	1,574
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,558
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	1,850	1,950
5% 1/1/09 (FSA Insured)	1,945	2,083
South Carolina Pub. Svc. Auth. Rev.:
Series 2002 A:
5% 1/1/06 (FSA Insured)	1,705	1,725
5% 1/1/07 (FSA Insured)	4,105	4,240
Series 2005 B, 5% 1/1/10 (MBIA Insured) (a)	3,000	3,214
Series A:
5.5% 1/1/11 (MBIA Insured)	3,000	3,311
5.5% 1/1/14 (FGIC Insured) (a)	1,335	1,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series D, 5% 1/1/06	$ 2,750	$ 2,782
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,075
		33,391
Tennessee - 0.7%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,288
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,162
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4% 9/1/06 (MBIA Insured)	1,500	1,521
4.5% 9/1/08 (MBIA Insured)	1,620	1,692
4.5% 9/1/09 (MBIA Insured)	1,685	1,773
Metropolitan Nashville Arpt. Auth. Rev. Series C, 5% 7/1/06 (FGIC Insured) (c)	1,675	1,711
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,294
		12,441
Texas - 14.4%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,619
Arlington Independent School District 5% 2/15/13	2,500	2,756
Austin Arpt. Sys. Rev. Series A:
6.5% 11/15/05 (Escrowed to Maturity) (c)(d)	940	953
6.5% 11/15/05 (MBIA Insured) (c)	6,870	6,963
Austin Independent School District 5% 8/1/07 (a)	3,605	3,682
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	5,130	4,438
Series A, 0% 11/15/10 (MBIA Insured)	5,300	4,401
Bexar County Series A:
5% 6/15/09 (FSA Insured)	2,615	2,803
5% 6/15/10 (FSA Insured)	1,000	1,083
Birdville Independent School District 5% 2/15/10	1,300	1,403
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (b)(c)	6,255	6,346
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,684
College Station Independent School District 5% 2/15/10	1,000	1,079
Conroe Independent School District Lot B, 0% 2/15/08	3,000	2,761
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Corpus Christi Gen. Oblig.:
4% 3/1/06 (FSA Insured)	$ 1,285	$ 1,296
5% 3/1/06 (AMBAC Insured)	3,365	3,417
5% 3/1/07 (FSA Insured)	2,735	2,835
Corpus Christi Util. Sys. Rev.:
5% 7/15/12 (FSA Insured)	1,000	1,103
5% 7/15/13 (FSA Insured)	1,665	1,848
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,404
4.5% 2/15/06	2,245	2,270
5% 2/15/08	2,000	2,105
Dallas Independent School District Series 2005, 5.25% 8/15/08 (a)	2,000	2,134
Del Valle Independent School District 5.5% 2/1/09	1,205	1,305
Denton County Gen. Oblig.:
5% 7/15/11 (FSA Insured) (a)	3,065	3,349
5% 7/15/13 (FSA Insured) (a)	1,200	1,326
El Paso Wtr. & Swr. Rev.:
5% 3/1/06 (AMBAC Insured)	1,000	1,015
5% 3/1/08 (AMBAC Insured)	2,770	2,918
Fort Bend Independent School District 5%, tender 8/15/09 (b)	5,000	5,344
Fort Worth Gen. Oblig. Series A, 5% 3/1/06	1,000	1,015
Fort Worth Independent School District 5% 2/15/12	1,500	1,644
Frisco Gen. Oblig.:
Series 2003 A:
4% 2/15/07 (FSA Insured)	1,320	1,347
4% 2/15/08 (FSA Insured)	1,145	1,176
5% 2/15/10 (FSA Insured)	1,710	1,845
4% 2/15/06 (FSA Insured)	2,975	3,000
4% 2/15/07 (FSA Insured)	3,115	3,178
Garland Independent School District 0% 2/15/07	1,610	1,533
Harris County Gen. Oblig. Series A, 0% 8/15/07 (FGIC Insured)	4,400	4,133
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,993
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	3,030	3,342
5.25% 4/15/12 (FSA Insured)	2,000	2,223
Houston Gen. Oblig.:
5.5% 3/1/06	2,580	2,627
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Gen. Oblig.: - continued
5.5% 3/1/06 (Escrowed to Maturity) (d)	$ 120	$ 122
Houston Util. Sys. Rev. Series A, 5.25% 5/15/10 (MBIA Insured)	1,250	1,368
Irving Independent School District 5.25% 2/15/13	2,145	2,400
Katy Independent School District Series A:
4% 2/15/06	1,335	1,346
5.25% 2/15/12	2,000	2,221
Killeen Independent School District 4% 2/15/08	1,200	1,233
La Porte Independent School District 4% 2/15/08	2,000	2,055
Lewisville Gen. Oblig. 4% 2/15/06 (FSA Insured)	1,300	1,311
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (d)	3,000	2,690
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (d)	5,000	5,517
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured) (a)	2,465	2,674
5% 2/15/09 (MBIA Insured)	1,615	1,723
5% 2/15/10 (MBIA Insured)	1,845	1,991
Mesquite Independent School District Series A, 0% 8/15/06	1,115	1,080
New Braunfels Independent School District 0% 2/1/07	2,000	1,907
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (d)	3,600	4,200
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C:
5% 1/1/09 (FSA Insured)	2,000	2,135
5%, tender 7/1/08 (FSA Insured) (b)	2,650	2,797
Northside Independent School District Series B, 2.45%, tender 8/1/06 (Liquidity Facility Dexia Cr. Local de France) (b)	7,300	7,284
Port Houston Auth. Harris County 6% 10/1/06 (FGIC Insured) (c)	2,000	2,079
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 5% 3/15/12 (MBIA Insured)	2,625	2,876
Rockwall Independent School District:
4% 2/15/06	2,370	2,389
5% 2/15/08	3,825	4,025
5% 2/15/09	4,690	5,005
San Angelo Wtrks & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,762
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Elec. & Gas Systems Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (d)	$ 5,000	$ 5,558
5.25% 2/1/07	2,500	2,597
5.25% 2/1/08	1,000	1,059
San Antonio Independent School District 7% 8/15/08	5,000	5,592
San Antonio Muni. Drain Util. Sys. Rev. 5.25% 2/1/12 (MBIA Insured)	1,545	1,718
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,105
Socorro Independent School District 5% 8/15/09	2,070	2,225
Spring Branch Independent School District Series 2001, 5.375% 2/1/14	2,790	3,067
Spring Independent School District 5% 2/15/08	1,875	1,973
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (c)	3,000	3,167
Series 1992 A, 8% 10/1/07	10,000	11,103
Series A, 6% 10/1/08 (MBIA Insured)	10,750	11,789
Series C, 0% 4/1/08 (Escrowed to Maturity) (d)	3,100	2,861
Texas Pub. Fin. Auth. Bldg. Rev. (Dept. of Criminal Justice Prog.) Series A, 5% 2/1/07 (FSA Insured)	2,000	2,069
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Projs.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,138
Texas State Univ. Sys. Fing. Rev. 5% 3/15/13 (FSA Insured)	2,000	2,212
Texas Tech Univ. Revs. Ninth Series:
4% 2/15/09 (AMBAC Insured)	1,460	1,510
5% 2/15/11 (AMBAC Insured)	1,250	1,363
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,586
Trinity River Auth. Red Oak Creek Sys. Rev. 3.5% 2/1/06 (FSA Insured)	1,270	1,276
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
4% 7/1/05	1,800	1,800
4.5% 7/1/06	1,220	1,229
5% 7/1/07	1,000	1,030
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,221
Series B, 5% 8/15/09	13,555	14,584
Webb County Gen. Oblig.:
5% 2/15/06 (FGIC Insured)	1,055	1,070
5% 2/15/07 (FGIC Insured)	1,110	1,150
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Webb County Gen. Oblig.: - continued
5% 2/15/08 (FGIC Insured)	$ 1,170	$ 1,231
Wichita Falls Independent School District 0% 2/1/10	2,325	1,987
		272,156
Utah - 0.5%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,010
0% 10/1/12 (AMBAC Insured)	3,800	2,884
0% 10/1/13 (AMBAC Insured)	3,760	2,735
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,861
		10,490
Virginia - 0.2%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (b)(c)	1,000	1,004
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.375% 5/15/12 (Pre-Refunded to 5/15/09 @ 101) (d)	1,800	1,978
		2,982
Washington - 5.2%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured)	1,190	1,274
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5% 1/1/06 (FSA Insured)	1,375	1,390
5% 1/1/07 (FSA Insured)	1,395	1,440
5.25% 1/1/08 (FSA Insured)	1,515	1,602
5.25% 1/1/09 (FSA Insured)	1,595	1,716
5% 1/1/11 (MBIA Insured)	1,680	1,833
King & Snohomish Counties School District #417 Northshore:
5.5% 12/1/14 (Pre-Refunded to 6/1/12 @ 100) (d)	6,300	7,183
5.75% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (d)	2,500	2,889
King County Rural Library District 5% 12/1/06 (FSA Insured)	1,045	1,078
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,904
King County Swr. Rev. Series B:
5% 1/1/06 (FSA Insured)	3,000	3,035
5% 1/1/07 (FSA Insured)	5,000	5,164
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
King County Swr. Rev. Series B: - continued
5.25% 1/1/08 (FSA Insured)	$ 3,500	$ 3,701
Pierce County School District #10 Tacoma Series A, 5% 12/1/12 (FSA Insured)	4,175	4,597
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC Insured) (c)	3,640	4,077
Seattle Muni. Lt. & Pwr. Rev. 5.25% 3/1/07 (FSA Insured)	1,690	1,757
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4% 12/1/05 (FGIC Insured)	1,570	1,578
4.5% 12/1/09 (FGIC Insured)	1,000	1,055
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,121
5% 6/1/10 (FSA Insured)	1,000	1,084
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,108
Washington Gen. Oblig. Series A:
4% 1/1/08 (MBIA Insured)	33,175	34,098
5% 7/1/11 (FGIC Insured)	1,000	1,093
5.5% 7/1/11	3,500	3,853
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,236
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5% 7/1/06 (FSA Insured)	5,000	5,109
		97,975
West Virginia - 0.1%
West Virginia School Bldg. Auth. 4% 1/1/06 (MBIA Insured)	2,500	2,517
Wisconsin - 1.5%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	2,782
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured) (a)	2,500	2,666
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%, tender 12/1/06 (FSA Insured) (b)	15,000	15,192
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,000	1,058
5% 8/15/10	1,870	1,981
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Trans. Rev.:
Series A, 5.7% 7/1/14 (Pre-Refunded to 7/1/06 @ 100) (d)	$ 2,230	$ 2,297
5% 7/1/07	1,500	1,564
		27,540
TOTAL MUNICIPAL BONDS (Cost $1,806,102)		1,813,552
Municipal Notes - 0.6%

Michigan - 0.5%
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1988 A, 4.4%, VRDN (b)	8,830	8,830
Ohio - 0.1%
Ohio Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1985, 4.85%, VRDN (b)	2,350	2,350
TOTAL MUNICIPAL NOTES (Cost $11,180)		11,180
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $1,817,282)		1,824,732
NET OTHER ASSETS - 3.4%		63,257
NET ASSETS - 100%		$ 1,887,989
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,217,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 8,955
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	45.1%
Electric Utilities	14.0%
Escrowed/Pre-Refunded	8.1%
Transportation	6.6%
Health Care	5.9%
Education	5.2%
Others* (individually less than 5%)	15.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,817,282) - See accompanying schedule		$ 1,824,732
Cash		112,770
Receivable for investments sold		441
Receivable for fund shares sold		3,073
Interest receivable		22,410
Prepaid expenses		4
Other receivables		163
Total assets		1,963,593

Liabilities
Payable for investments purchased Regular delivery	$ 27,781
Delayed delivery	41,935
Payable for fund shares redeemed	3,837
Distributions payable	1,255
Accrued management fee	587
Distribution fees payable	18
Other affiliated payables	160
Other payables and accrued expenses	31
Total liabilities		75,604

Net Assets		$ 1,887,989
Net Assets consist of:
Paid in capital		$ 1,881,014
Undistributed net investment income		156
Accumulated undistributed net realized gain (loss) on investments		(631)
Net unrealized appreciation (depreciation) on investments		7,450
Net Assets		$ 1,887,989

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,447 ÷ 1,110 shares)	$ 10.31

Maximum offering price per share (100/96.25 of $10.31)	$ 10.71
Class T: Net Asset Value and redemption price per share ($20,193 ÷ 1,961 shares)	$ 10.30

Maximum offering price per share (100/97.25 of $10.30)	$ 10.59
Class B: Net Asset Value and offering price per share ($3,721 ÷ 361 shares)A	$ 10.31

Class C: Net Asset Value and offering price per share ($11,227 ÷ 1,090 shares)A	$ 10.30

Spartan Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,839,829 ÷ 178,659 shares)	$ 10.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,572 ÷ 152.6 shares)	$ 10.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2005 (Unaudited)

Investment Income
Interest		$ 29,768

Expenses
Management fee	$ 3,535
Transfer agent fees	751
Distribution fees	110
Accounting fees and expenses	183
Independent trustees' compensation	4
Custodian fees and expenses	15
Registration fees	76
Audit	27
Legal	7
Miscellaneous	7
Total expenses before reductions	4,715
Expense reductions	(436)	4,279
Net investment income		25,489
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(336)
Change in net unrealized appreciation (depreciation) on investment securities		(13,546)
Net gain (loss)		(13,882)
Net increase (decrease) in net assets resulting from operations		$ 11,607

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 25,489	$ 47,437
Net realized gain (loss)	(336)	4,712
Change in net unrealized appreciation (depreciation)	(13,546)	(22,609)
Net increase (decrease) in net assets resulting from operations	11,607	29,540
Distributions to shareholders from net investment income	(25,523)	(47,598)
Distributions to shareholders from net realized gain	(549)	(3,486)
Total distributions	(26,072)	(51,084)
Share transactions - net increase (decrease)	12,401	37,160
Redemption fees	20	65
Total increase (decrease) in net assets	(2,044)	15,681

Net Assets
Beginning of period	1,890,033	1,874,352
End of period (including undistributed net investment income of $156 and undistributed net investment income of $190, respectively)	$ 1,887,989	$ 1,890,033

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 10.50	$ 10.49
Income from Investment Operations
Net investment income E	.132	.250	.115
Net realized and unrealized gain (loss)	(.078)	(.090)	.071
Total from investment operations	.054	.160	.186
Distributions from net investment income	(.131)	(.251)	(.111)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.134)	(.270)	(.176)
Redemption fees added to paid in capital E	- H	- H	- H
Net asset value, end of period	$ 10.31	$ 10.39	$ 10.50
Total Return B, C, D	.53%	1.55%	1.78%
Ratios to Average Net Assets G
Expenses before expense reductions	.66% A	.65%	.65% A
Expenses net of voluntary waivers, if any	.66% A	.65%	.65% A
Expenses net of all reductions	.61% A	.64%	.64% A
Net investment income	2.57% A	2.41%	2.52% A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 12	$ 9
Portfolio turnover rate	27% A	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income E	.125	.238	.110
Net realized and unrealized gain (loss)	(.066)	(.089)	.050
Total from investment operations	.059	.149	.160
Distributions from net investment income	(.126)	(.240)	(.105)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.129)	(.259)	(.170)
Redemption fees added to paid in capital E	- H	- H	- H
Net asset value, end of period	$ 10.30	$ 10.37	$ 10.48
Total Return B, C, D	.57%	1.44%	1.54%
Ratios to Average Net Assets G
Expenses before expense reductions	.77% A	.76%	.77% A
Expenses net of voluntary waivers, if any	.77% A	.76%	.77% A
Expenses net of all reductions	.72% A	.75%	.76% A
Net investment income	2.46% A	2.30%	2.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 20	$ 12
Portfolio turnover rate	27% A	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income E	.092	.172	.081
Net realized and unrealized gain (loss)	(.077)	(.080)	.059
Total from investment operations	.015	.092	.140
Distributions from net investment income	(.092)	(.173)	(.075)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.095)	(.192)	(.140)
Redemption fees added to paid in capital E	- H	- H	- H
Net asset value, end of period	$ 10.31	$ 10.39	$ 10.49
Total Return B, C, D	.15%	.89%	1.34%
Ratios to Average Net Assets G
Expenses before expense reductions	1.42% A	1.40%	1.40% A
Expenses net of voluntary waivers, if any	1.42% A	1.40%	1.40% A
Expenses net of all reductions	1.37% A	1.39%	1.39% A
Net investment income	1.80% A	1.65%	1.78% A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 4	$ 2
Portfolio turnover rate	27% A	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income E	.086	.159	.077
Net realized and unrealized gain (loss)	(.076)	(.080)	.048
Total from investment operations	.010	.079	.125
Distributions from net investment income	(.087)	(.160)	(.070)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.090)	(.179)	(.135)
Redemption fees added to paid in capital E	- H	- H	- H
Net asset value, end of period	$ 10.30	$ 10.38	$ 10.48
Total Return B, C, D	.10%	.77%	1.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.53% A	1.52%	1.50% A
Expenses net of voluntary waivers, if any	1.53% A	1.52%	1.50% A
Expenses net of all reductions	1.48% A	1.51%	1.49% A
Net investment income	1.69% A	1.53%	1.67% A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 11	$ 8
Portfolio turnover rate	27% A	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Spartan Short-Intermediate Municipal Income

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000 G	2000 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.48	$ 10.52	$ 10.27	$ 10.12	$ 10.03	$ 10.00
Income from Investment Operations
Net investment income D	.140	.268	.283	.336	.396 F	.139	.399
Net realized and unrealized gain (loss)	(.077)	(.080)	.030	.317	.173 F	.092	.034
Total from investment operations	.063	.188	.313	.653	.569	.231	.433
Distributions from net investment income	(.140)	(.269)	(.283)	(.339)	(.396)	(.140)	(.400)
Distributions from net realized gain	(.003)	(.019)	(.070)	(.064)	(.023)	(.001)	-
Distributions in excess of net realized gain	-	-	-	-	-	-	(.003)
Total distributions	(.143)	(.288)	(.353)	(.403)	(.419)	(.141)	(.403)
Redemption fees added to paid in capital	- D, I	- D, I	- D, I	- D, I	- D, I	-	-
Net asset value, end of period	$ 10.30	$ 10.38	$ 10.48	$ 10.52	$ 10.27	$ 10.12	$ 10.03
Total Return B, C	.61%	1.82%	3.01%	6.47%	5.70%	2.32%	4.45%
Ratios to Average Net Assets E
Expenses before expense reductions	.49% A	.49%	.49%	.49%	.49%	.49% A	.55%
Expenses net of voluntary waivers, if any	.49% A	.48%	.49%	.49%	.49%	.49% A	.54%
Expenses net of all reductions	.44% A	.47%	.47%	.45%	.41%	.45% A	.54%
Net investment income	2.73% A	2.57%	2.69%	3.23%	3.85% F	4.17% A	4.02%
Supplemental Data
Net assets, end of period (in millions)	$ 1,840	$ 1,841	$ 1,843	$ 1,683	$ 1,183	$ 965	$ 904
Portfolio turnover rate	27% A	45%	34%	38%	43%	106% A	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. G For the four months ended December 31. H For the year ended August 31. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income D	.139	.265	.125
Net realized and unrealized gain (loss)	(.076)	(.088)	.059
Total from investment operations	.063	.177	.184
Distributions from net investment income	(.140)	(.268)	(.119)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.143)	(.287)	(.184)
Redemption fees added to paid in capital D	- G	- G	- G
Net asset value, end of period	$ 10.30	$ 10.38	$ 10.49
Total Return B, C	.61%	1.71%	1.77%
Ratios to Average Net Assets F
Expenses before expense reductions	.49% A	.49%	.48% A
Expenses net of voluntary waivers, if any	.49% A	.49%	.48% A
Expenses net of all reductions	.45% A	.48%	.47% A
Net investment income	2.73% A	2.57%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,572	$ 1,253	$ 414
Portfolio turnover rate	27% A	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Short-Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005 the Board of Trustees approved a change in the name of Spartan Short-Intermediate Municipal Income Fund to Fidelity Short-Intermediate Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan Short-Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,114
Unrealized depreciation	(6,664)
Net unrealized appreciation (depreciation)	$ 7,450
Cost for federal income tax purposes	$ 1,817,282

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $251,008 and $337,309, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 9	$ -
Class T	0%	.25%	26	-
Class B	.65%	.25%	17	13
Class C	.75%	.25%	58	23
			$ 110	$ 36

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3
Class T	3
Class B*	3
Class C*	4
$ 13

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 5	.09*
Class T	11	.10*
Class B	2	.10*
Class C	7	.11*
Spartan Short-Intermediate Municipal Income	725	.08*
Institutional Class	1	.08*
	$ 751

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $238 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class C	1.53%	-

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $15 and $157, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2
Class T	3
Class B	1
Class C	1
Spartan Short-Intermediate Municipal Income	257
Institutional Class	-
$ 264

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2005	Year ended December 31, 2004
From net investment income
Class A	$ 151	$ 303
Class T	249	403
Class B	35	58
Class C	99	160
Spartan Short-Intermediate Municipal Income	24,972	46,653
Institutional Class	17	21
Total	$ 25,523	$ 47,598
From net realized gain
Class A	$ 4	$ 23
Class T	6	36
Class B	1	7
Class C	3	20
Spartan Short-Intermediate Municipal Income	534	3,398
Institutional Class	1	2
Total	$ 549	$ 3,486

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2005	Year ended December 31, 2004	Six months ended June 30, 2005	Year ended December 31, 2004
Class A
Shares sold	164	1,095	$ 1,695	$ 11,465
Reinvestment of distributions	12	24	122	253
Shares redeemed	(267)	(785)	(2,748)	(8,128)
Net increase (decrease)	(91)	334	$ (931)	$ 3,590
Class T
Shares sold	318	1,569	$ 3,273	$ 16,393
Reinvestment of distributions	17	30	179	309
Shares redeemed	(310)	(818)	(3,187)	(8,551)
Net increase (decrease)	25	781	$ 265	$ 8,151
Class B
Shares sold	41	214	$ 415	$ 2,231
Reinvestment of distributions	2	4	22	42
Shares redeemed	(50)	(84)	(513)	(870)
Net increase (decrease)	(7)	134	$ (76)	$ 1,403

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2005	Year ended December 31, 2004	Six months ended June 30, 2005	Year ended December 31, 2004
Class C
Shares sold	289	658	$ 2,982	$ 6,848
Reinvestment of distributions	6	10	59	103
Shares redeemed	(301)	(295)	(3,100)	(3,054)
Net increase (decrease)	(6)	373	$ (59)	$ 3,897
Spartan Short-Intermediate Municipal Income
Shares sold	27,858	75,115	$ 287,044	$ 784,282
Reinvestment of distributions	1,749	3,669	17,998	38,189
Shares redeemed	(28,363)	(77,123)	(292,167)	(803,196)
Net increase (decrease)	1,244	1,661	$ 12,875	$ 19,275
Institutional Class
Shares sold	66	110	$ 679	$ 1,153
Reinvestment of distributions	1	1	6	8
Shares redeemed	(35)	(30)	(358)	(317)
Net increase (decrease)	32	81	$ 327	$ 844

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Short-Intermediate Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, as applicable, the returns of Class C and the retail class of the fund, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and the retail class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan Short-Int. Muni Fund Performance Summary vs. Lipper Objective (%):

Cumulative Total Return (%)
5.0
4.5
4.0
3.5
3.0
2.5
2.0
1.5
1.0
0.5
0.0
4.5
1.8
1.8
0.8
0.9
1 Year
25
20
15
10
5
0
20.6
11.7
13.8
10.8
3 Year
45
40
35
30
25
20
15
10
5
0
41.6
25.4
27.4
23.6
5 Year
75th Percentile
Retail Class Return
Benchmark Return
Class C Return
25th Percentile

% Beaten
Retail Class: 79% 45% 57%
Class C: 19%

Lipper Objective: Short-Intmdt Municipal Debt
SEC Benchmark: LB Municipal Bond

The Board noted that the relative investment performance of the retail class of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the investment performance of the retail class of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% would mean that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Spartan Short-Intermediate Municipal Income - Class A, B, C, I, T & Retail

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Spartan Sht-Interm Muni Income
51 52 38
51 51 38
51 52 38
52 51 38
50 50 38
Feb-01
Dec-01
Dec-02
Dec-03
Dec-04

	Feb-01	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	13%	15%	13%	12%	12%
Funds/Classes	107	106	103	106	103
ASPG Quadrant	1st	1st	1st	1st	1st

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of each of Class A, Class T, Class B, Spartan Short-Intermediate Municipal Income Fund (retail class), and Institutional Class ranked below its competitive median for 2004, and the total expenses of Class C ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

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Semiannual Report

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Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
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Selling shares

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Overnight Express
Fidelity Investments
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Covington, KY 41015

General Correspondence

Fidelity Investments
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Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

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(U.K.) Limited

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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Fidelity Advisor

Short-Intermediate
Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2005

Class A, Class T, Class B, and Class C are classes of Spartan® Short-Intermediate Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Class A
Actual	$ 1,000.00	$ 1,005.30	$ 3.28
HypotheticalA	$ 1,000.00	$ 1,021.52	$ 3.31
Class T
Actual	$ 1,000.00	$ 1,005.70	$ 3.83
HypotheticalA	$ 1,000.00	$ 1,020.98	$ 3.86
Class B
Actual	$ 1,000.00	$ 1,001.50	$ 7.05
HypotheticalA	$ 1,000.00	$ 1,017.75	$ 7.10
	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Class C
Actual	$ 1,000.00	$ 1,001.00	$ 7.59
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.65
Spartan Short-Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,006.10	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class
Actual	$ 1,000.00	$ 1,006.10	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.36	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.66%
Class T	.77%
Class B	1.42%
Class C	1.53%
Spartan Short-Intermediate Municipal Income	.49%
Institutional Class	.49%

Semiannual Report

Investment Changes

Top Five States as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	14.4	13.6
Illinois	9.3	9.7
New York	8.5	6.9
California	8.1	8.2
Washington	5.2	6.3
Top Five Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	45.1	47.3
Electric Utilities	14.0	14.3
Escrowed/Pre-Refunded	8.1	9.5
Transportation	6.6	7.1
Health Care	5.9	5.9
Average Years to Maturity as of June 30, 2005
		6 months ago
Years	3.4	3.3
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of June 30, 2005
6 months ago
Years	2.9	3.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
AAA 60.2%	AAA 61.3%
AA,A 28.4%	AA,A 32.9%
BBB 5.9%	BBB 5.8%
Not Rated 1.5%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets* (1.9)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
* Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 2.3%
Alabama Agric. & Mechanical Univ. Revs. 6.5% 11/1/25 (Pre-Refunded to 11/1/05 @ 102) (d)	$ 2,000	$ 2,065
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (c)	1,750	1,813
5.25% 10/1/08 (MBIA Insured) (c)	2,900	3,047
5.75% 10/1/09 (MBIA Insured) (c)	4,000	4,320
Jefferson County Ltd. Oblig. School Warrants Series A, 5% 1/1/07	2,210	2,277
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to 2/1/09 @ 101) (d)	5,000	5,525
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (d)	13,460	14,462
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (d)	3,900	4,402
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (d)	2,035	2,235
Mobile County Gen. Oblig.:
5% 2/1/07 (MBIA Insured)	1,000	1,034
5% 2/1/08 (MBIA Insured)	1,475	1,550
		42,730
Alaska - 1.6%
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.15% 7/1/05 (AMBAC Insured) (c)	1,950	1,950
5.85% 7/1/13 (AMBAC Insured) (c)	3,285	3,623
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (d)	2,500	2,832
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	3,100	2,921
Series A, 0% 6/30/07 (MBIA Insured)	5,000	4,711
Series B:
0% 6/30/06 (MBIA Insured)	3,500	3,404
0% 6/30/07 (MBIA Insured)	7,050	6,642
0% 6/30/08 (MBIA Insured)	4,240	3,857
		29,940
Arizona - 1.0%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,196
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	3,750	4,476
Pima County Unified School District #1 Tucson 7.5% 7/1/08 (FGIC Insured)	7,060	7,952
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Tucson Wtr. Rev.:
Series 2002, 5.5% 7/1/06 (FGIC Insured)	$ 980	$ 1,007
Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,637
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) Series A, 5% 6/1/09 (AMBAC Insured)	2,000	2,138
		18,406
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Wastewtr. Sys. Rev. Series 2004 A, 4% 6/1/06 (MBIA Insured)	1,060	1,073
Little Rock Gen. Oblig. 4% 4/1/07 (FSA Insured)	1,000	1,021
Rogers Sales & Use Tax Rev. Series A:
4.25% 9/1/06 (FGIC Insured)	1,000	1,017
4.25% 9/1/07 (FGIC Insured)	2,175	2,238
		5,349
California - 8.1%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/07 (MBIA Insured)	27,455	28,719
5.25% 5/1/10 (MBIA Insured)	1,200	1,316
5.25% 5/1/12 (MBIA Insured)	6,000	6,690
California Econ. Recovery Series A, 5.25% 7/1/13 (MBIA Insured)	5,000	5,657
California Gen. Oblig.:
5% 2/1/09	1,640	1,745
5% 2/1/10	2,000	2,151
5% 12/1/11 (MBIA Insured)	8,000	8,823
5.125% 9/1/12	1,000	1,081
5.25% 2/1/10 (FSA Insured)	7,265	7,948
5.25% 2/1/11	5,775	6,334
5.5% 3/1/11 (FGIC Insured)	3,210	3,596
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,939
5.75% 10/1/08	1,085	1,178
6.4% 9/1/08	3,075	3,388
6.5% 9/1/10	1,740	2,001
8% 11/1/07 (FGIC Insured)	7,000	7,451
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (b)(c)	15,000	15,165
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.125%, tender 5/1/06 (b)(c)	$ 5,000	$ 4,997
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,075	1,135
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/07	4,000	4,159
5% 6/1/08	6,000	6,326
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	1,400	1,408
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (b)	8,000	7,913
Commerce Refuse To Energy Auth. Rev.:
5% 7/1/07 (MBIA Insured)	1,770	1,846
5.25% 7/1/08 (MBIA Insured)	855	912
Golden State Tobacco Securitization Corp. Series 2003 B, 5% 6/1/08	1,300	1,356
Long Beach Hbr. Rev. Series 2000 A, 5.5% 5/15/06 (c)	3,000	3,060
Los Angeles Hbr. Dept. Rev. Series A, 5.5% 8/1/06 (AMBAC Insured) (c)	1,495	1,539
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,849
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (e)	8,955	9,217
		153,899
Colorado - 0.5%
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev. Series C, 0% 8/31/08 (Pre-Refunded to 8/31/05 @ 82.9449) (d)	4,500	3,718
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/06 (Escrowed to Maturity) (d)	2,200	2,128
0% 9/1/07 (Escrowed to Maturity) (d)	3,200	2,998
		8,844
Connecticut - 0.6%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (d)	5,000	5,504
Series 2002 C, 5% 12/15/08	1,930	2,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev. (Connecticut Children's Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	$ 1,275	$ 1,305
4.5% 7/1/08 (MBIA Insured)	1,045	1,093
5% 7/1/09 (MBIA Insured)	1,000	1,075
		11,039
District Of Columbia - 2.0%
District of Columbia Ctfs. of Prtn.:
(District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 3% 1/1/06 (AMBAC Insured)	1,305	1,307
5% 1/1/06 (AMBAC Insured)	1,000	1,011
5% 1/1/07 (AMBAC Insured)	1,000	1,032
5.25% 1/1/08 (AMBAC Insured)	935	984
District of Columbia Gen. Oblig.:
Series 1993 B2, 5.5% 6/1/07 (FSA Insured)	1,830	1,922
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,412
Series A:
5% 6/1/06	3,480	3,547
5% 6/1/07	2,810	2,917
5.25% 6/1/09 (FSA Insured)	1,000	1,082
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,776
District of Columbia Rev. (Medstar Univ. Hosp. Proj.) Series D, 6.875%, tender 2/16/07 (b)	9,000	9,593
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (c)	6,460	6,848
Metropolitan Washington Arpts. Auth. Sys. Rev. Series D:
4% 10/1/06 (FSA Insured) (c)	1,750	1,774
4% 10/1/07 (FSA Insured) (c)	1,000	1,020
		37,225
Florida - 4.0%
Brevard County Util. Rev. 5% 3/1/06 (FGIC Insured)	530	538
Coral Gables Health Facilities Hosp. (Baptist Health South Florida Obligated Group Proj.) 5% 8/15/06	1,000	1,025
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) 3.35%, tender 9/1/05 (b)	20,300	20,319
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	11,000	11,131
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.): - continued
4.25%, tender 8/1/07 (b)(c)	$ 6,000	$ 6,071
Indian River County School District 4% 4/1/06 (FSA Insured)	1,470	1,485
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A, 5% 4/1/08 (AMBAC Insured)	2,825	2,986
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (b)	1,500	1,614
Miami-Dade County School District Series 1994 A, 5.65% 6/1/06 (MBIA Insured)	1,545	1,586
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,506
Palm Beach County Rev. (Cmnty. Foundation Palm Beach Proj.) 2%, tender 9/1/05, LOC Northern Trust Co., Chicago (b)	4,010	4,006
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (c)	1,500	1,530
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (b)	9,000	9,939
Seminole County School Board Ctfs. of Prtn. Series A:
4.5% 7/1/06 (MBIA Insured)	1,150	1,170
4.5% 7/1/08 (MBIA Insured)	1,250	1,309
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 2.8%, tender 10/1/08, LOC Suntrust Banks of Florida, Inc. (b)	2,000	1,974
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 4.5% 8/1/07 (FSA Insured)	2,135	2,205
		75,394
Georgia - 1.1%
Atlanta Arpt. Facilities Rev. 6.5% 1/1/06 (Escrowed to Maturity) (d)	6,000	6,111
Cobb County Dev. Auth. Solid Waste Disp. Rev. (Georgia Waste Mgmt. Proj.) Series A, 3.65%, tender 4/1/06 (b)(c)	1,000	1,002
Columbia County Gen. Oblig. 5% 1/1/09 (FSA Insured)	1,505	1,605
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08 (FSA Insured)	2,250	2,356
Georgia Gen. Oblig. Series B, 6.25% 4/1/06	1,750	1,797
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	5,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Gwinnett County Gen. Oblig. 4% 1/1/06	$ 1,035	$ 1,042
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08 (MBIA Insured)	1,095	1,152
		20,166
Hawaii - 2.1%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (c)	3,850	4,597
Hawaii Gen. Oblig. Series CU, 5.75% 10/1/11 (MBIA Insured)	3,210	3,604
Honolulu City & County Gen. Oblig. Series B, 8% 10/1/09	26,940	32,081
		40,282
Illinois - 9.3%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,405
5% 1/1/08 (MBIA Insured)	1,190	1,248
Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,108
5% 1/1/07 (FGIC Insured)	1,000	1,033
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/07 (FSA Insured)	1,000	1,032
Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,314
5% 1/1/11 (AMBAC Insured)	3,625	3,915
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 C, 5% 1/1/07 (AMBAC Insured) (c)	2,670	2,748
Series A:
5% 1/1/12 (MBIA Insured)	1,135	1,235
5.5% 1/1/08 (AMBAC Insured)	5,000	5,163
5.5% 1/1/10 (AMBAC Insured) (c)	5,000	5,401
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,243
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,731
Chicago School Fin. Auth. Series B, 5% 6/1/09 (FSA Insured)	12,825	13,733
Chicago Tax Increment Rev.:
Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	8,964
Series A, 0% 12/1/05 (AMBAC Insured)	3,000	2,968
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	$ 4,785	$ 5,238
Series A, 4.25% 6/1/08 (AMBAC Insured)	3,600	3,645
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09 (FGIC Insured)	2,975	3,213
Cook County Cmnty. College District #508 Ctfs. of Prtn. 8.75% 1/1/07 (FGIC Insured)	8,000	8,692
Du Page Wtr. Commission Wtr. Rev. 5% 5/1/08 (AMBAC Insured)	4,525	4,780
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (b)(c)	2,200	2,197
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (b)	6,100	6,101
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	2,076
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (b)	12,800	12,851
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (b)	6,100	6,160
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (d)	2,640	2,958
Series B, 3.1%, tender 7/1/07 (b)	3,900	3,907
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/06	1,115	1,140
5% 10/1/07	1,225	1,272
5% 10/1/08	1,000	1,050
Illinois Gen. Oblig.:
First Series:
5% 8/1/06	8,160	8,358
5.25% 4/1/08 (MBIA Insured)	1,035	1,100
5.25% 4/1/10 (MBIA Insured)	2,600	2,846
5.5% 8/1/10	1,415	1,568
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (d)	7,075	7,956
Series A, 5% 10/1/09	2,600	2,799
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (d)	1,000	1,120
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr. Proj.):
5% 5/15/07	$ 500	$ 511
5% 5/15/08	700	717
Kane & DeKalb Counties Cmnty. Unit School District #301 0% 12/1/10 (AMBAC Insured)	2,000	1,655
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,548
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (FGIC Insured)	1,600	1,817
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/13 (MBIA Insured)	5,000	5,590
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
5.25% 10/1/05 (FGIC Insured)	560	564
5.25% 10/1/06 (FGIC Insured)	695	716
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,573
Rosemont Gen. Oblig. Series 3:
0% 12/1/07 (Escrowed to Maturity) (d)	2,375	2,216
0% 12/1/07 (FGIC Insured)	625	581
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001 A, 5% 4/1/08 (AMBAC Insured)	2,035	2,143
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.) 5% 8/15/11 (AMBAC Insured)	1,360	1,481
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,500	1,349
		175,729
Indiana - 2.9%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA Insured)	1,000	1,082
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,882
5.25% 7/10/11 (FSA Insured)	2,295	2,536
5.25% 1/10/12 (FSA Insured)	1,355	1,499
5% 1/15/10 (FSA Insured)	1,835	1,978
5% 1/15/11 (FSA Insured)	1,910	2,077
5% 1/15/12 (FSA Insured)	1,990	2,180
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indiana Health Facility Fing. Auth. Rev.:
(Ascension Health Cr. Group Prog.) Series 2002 F:
5.5% 11/15/05	$ 1,000	$ 1,010
5.5% 11/15/06	1,000	1,036
(Ascension Health Cr. Group, Inc. Proj.) Series A, 5%, tender 5/1/07 (b)	7,100	7,366
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series I:
4% 1/1/06 (MBIA Insured) (c)	1,325	1,331
5% 1/1/08 (MBIA Insured) (c)	1,550	1,616
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,213
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,508
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,095
5.25% 7/15/11 (MBIA Insured)	1,020	1,124
5.25% 1/15/12 (MBIA Insured)	1,045	1,153
5.25% 7/15/12 (MBIA Insured)	1,075	1,194
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA Insured)	1,585	1,760
New Albany Floyd County Independent School Bldg. Corp. 5% 1/15/11 (FSA Insured)	1,000	1,082
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	4,000	4,104
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (b)	10,000	9,869
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,166
5.25% 7/15/11 (MBIA Insured)	1,125	1,240
5.25% 1/15/12 (MBIA Insured)	1,150	1,269
		55,370
Kansas - 0.9%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series A, 4.75%, tender 10/1/07 (b)	2,400	2,476
Series C, 2.38%, tender 9/1/05 (b)	12,300	12,282
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 2.25%, tender 9/1/05 (b)	2,500	2,496
		17,254
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - 0.7%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (c)	$ 1,185	$ 1,250
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/07 (AMBAC Insured)	10,000	9,560
0% 1/1/09 (AMBAC Insured)	2,000	1,785
		12,595
Louisiana - 0.2%
New Orleans Gen. Oblig. 5% 3/1/07 (MBIA Insured)	3,100	3,206
Maryland - 0.3%
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,678
Prince Georges County Gen. Oblig. Series 2004 C, 5% 12/1/10	3,770	4,120
		5,798
Massachusetts - 3.1%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	7,810
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,229
5.875% 8/1/08	1,630	1,737
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,352
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (d)	2,775	2,981
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (d)	2,570	2,846
Series 2001 A, 5.5% 1/1/11	5,000	5,566
Series 2003 A, 5.375% 8/1/08	5,165	5,531
Series 2003 C:
5% 12/1/06 (XL Cap. Assurance, Inc. Insured)	1,900	1,959
5.5% 10/1/10 (MBIA Insured)	1,130	1,258
Series A, 4.5% 1/1/09 (Pre-Refunded to 1/1/08 @ 101) (d)	2,055	2,152
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	2,495	2,773
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Caritas Christi Oblig. Group Proj.) 5.5% 7/1/05	1,000	1,000
(Dana Farber Cancer Proj.) Series G1, 6.25% 12/1/14 (Pre-Refunded to 12/1/05 @ 102) (d)	3,000	3,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12 (AMBAC Insured) (c)	$ 1,000	$ 1,078
New England Ed. Ln. Marketing Corp. Series A, 5.7% 7/1/05 (c)	2,800	2,800
Springfield Gen. Oblig.:
5% 1/15/06 (MBIA Insured)	1,000	1,012
5% 8/1/11 (MBIA Insured) (a)	3,500	3,821
5.25% 8/1/12 (MBIA Insured) (a)	6,000	6,680
		58,689
Michigan - 3.2%
Battle Creek Downtown Dev. Auth. 6% 5/1/06 (Escrowed to Maturity) (d)	2,000	2,054
Chippewa Valley Schools:
4% 5/1/06	1,000	1,011
5% 5/1/08	1,260	1,332
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,686
Series A, 5% 4/1/07 (FSA Insured)	6,910	7,175
5% 4/1/08 (MBIA Insured)	14,545	15,366
5% 4/1/09 (MBIA Insured)	10,620	11,384
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (d)	2,000	2,246
Ferndale Gen. Oblig. 3.5% 4/1/06 (FGIC Insured)	1,960	1,972
Greater Detroit Resource Recovery Auth. Rev. Series A, 6.25% 12/13/07 (AMBAC Insured)	4,000	4,328
Hazel Park School District 5% 5/1/08	1,275	1,348
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (d)	8,000	2,965
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,329
		60,196
Minnesota - 0.5%
Hopkins Independent School District #270 Series B, 4% 2/1/06	2,575	2,596
Mankato Independent School District #77 Series A, 4% 2/1/06 (FSA Insured)	1,420	1,432
Metropolitan Council Minneapolis-Saint Paul Metropolitan Area Series 2005 A, 5% 9/1/06	2,340	2,404
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	$ 1,200	$ 1,270
5.25% 12/1/10	500	541
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	700	702
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	1,028
		9,973
Mississippi - 0.1%
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (c)	1,190	1,248
Missouri - 0.6%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.):
Series 2003 B, 5% 2/1/12 (FGIC Insured)	3,100	3,411
Series B, 5% 2/1/11 (FGIC Insured)	1,850	2,021
Series A:
5% 2/1/07 (FGIC Insured)	1,020	1,056
5% 2/1/08 (FGIC Insured)	2,000	2,106
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (FGIC Insured)	1,050	1,190
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/06 (FSA Insured)	1,635	1,676
		11,460
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	2,900	3,062
Nebraska - 1.7%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.) 4% 1/15/06	1,000	1,007
Nebraska Pub. Pwr. District Rev. Series A:
0% 1/1/06 (MBIA Insured)	24,465	24,111
0% 1/1/07 (MBIA Insured)	4,000	3,825
Omaha Pub. Pwr. District Elec. Rev. Series B, 4.5% 2/1/09	3,500	3,674
		32,617
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nevada - 1.6%
Clark County Arpt. Rev. Series C:
5% 7/1/05 (AMBAC Insured) (c)	$ 800	$ 800
5% 7/1/06 (AMBAC Insured) (c)	800	817
5% 7/1/08 (AMBAC Insured) (c)	2,215	2,321
5% 7/1/09 (AMBAC Insured) (c)	2,700	2,855
5% 7/1/10 (AMBAC Insured) (c)	1,225	1,303
5% 7/1/11 (AMBAC Insured) (c)	1,790	1,915
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (d)	1,600	1,800
Series C, 5% 6/15/10 (MBIA Insured)	1,000	1,082
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,915
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,612
		30,420
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (b)(c)	2,500	2,501
New Jersey - 4.5%
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.:
5% 1/1/08 (AMBAC Insured)	920	965
5% 1/1/09 (AMBAC Insured)	1,000	1,065
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,225	1,329
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.25% 11/1/09 (MBIA Insured) (a)	4,000	4,436
New Jersey Econ. Dev. Auth. Rev. 5% 6/15/07	7,500	7,759
New Jersey Gen. Oblig. Series 2005 N, 5% 7/15/08 (FGIC Insured) (a)	6,175	6,482
New Jersey Tpk. Auth. Tpk. Rev. Series 2004 A, 3.15%, tender 1/1/10 (AMBAC Insured) (b)	16,250	16,243
New Jersey Trans. Trust Fund Auth.:
Series 2001 A:
5% 6/15/06	355	362
5% 6/15/06 (Escrowed to Maturity) (d)	5,945	6,078
Series A, 5.25% 12/15/08 (MBIA Insured)	15,000	16,101
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	5,020
5.25% 12/15/11 (FGIC Insured)	10,015	11,109
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey - continued
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	$ 1,000	$ 1,064
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (d)	7,000	7,798
		85,811
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5% 7/1/09	5,170	5,496
New Mexico - 1.8%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New Mexico San Juan and Four Corners Projs.) Series 2003 B, 2.1%, tender 4/1/06 (b)	7,000	6,935
San Juan County Gross Receipts Tax Rev. Series B, 2.5% 8/15/05	13,600	13,596
Sandoval County Incentive Payment Rev. 4.25% 12/1/06	13,750	13,960
		34,491
New York - 8.5%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,289
5% 1/1/12	1,175	1,280
Metropolitan Trans. Auth. Commuter Facilities Rev. Series A:
5% 7/1/06 (Escrowed to Maturity) (d)	270	276
5.375% 7/1/09 (Escrowed to Maturity) (d)	3,635	3,979
Metropolitan Trans. Auth. Svc. Contract Rev. Series B, 5% 1/1/06	10,110	10,225
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	800	864
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,075	2,381
Series 2002 G, 5.5% 8/1/10	2,720	2,993
Series 2004 G, 5% 8/1/09	8,000	8,545
Series 2005 K:
5% 8/1/11	7,120	7,715
5% 8/1/12	4,360	4,744
Series 2005 O, 5% 6/1/12	7,500	8,146
Series A, 5.25% 11/1/14 (MBIA Insured)	600	665
Series B, 5.75% 8/1/14	1,000	1,128
Series E, 6% 8/1/11	60	63
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series H, 5.75% 3/15/11 (FGIC Insured)	$ 1,700	$ 1,915
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	5,540	6,345
Series A, 5.75% 7/1/13	3,500	3,956
Series C, 7.5% 7/1/10	3,600	3,969
Series 2003 A:
5% 1/1/06	1,250	1,264
5% 1/1/07	10,855	11,181
5% 3/15/08	2,000	2,105
Series B, 5.25%, tender 5/15/12 (b)	13,000	14,293
New York State Urban Dev. Corp. Rev. 5% 1/1/12	5,000	5,477
New York Transitional Fin. Auth. Rev. Series 2003 E:
4.5% 2/1/07	1,750	1,798
4.5% 2/1/08	1,500	1,560
5% 2/1/09	2,035	2,173
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	4,049
Series A1:
5.25% 6/1/12	5,000	5,106
5.25% 6/1/13	17,500	18,491
Series B1, 5% 6/1/06	17,815	18,115
Triborough Bridge & Tunnel Auth. Revs. Series A, 5.5% 1/1/14 (Pre-Refunded to 1/1/12 @ 100) (d)	3,745	4,253
		161,443
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	1,200	1,259
127th Series, 5% 12/15/08 (AMBAC Insured) (c)	3,510	3,725
		4,984
North Carolina - 1.2%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.) Series 2004 C, 4% 3/1/08	4,940	5,078
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 4% 6/1/06	1,300	1,316
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	1,500	1,647
Series A, 5.5% 1/1/10	3,000	3,223
Series B, 6% 1/1/06	6,170	6,253
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series C, 5% 1/1/08	$ 1,190	$ 1,236
Series D, 5.375% 1/1/10	3,715	3,972
		22,725
Ohio - 1.3%
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series 1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,943
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/07	1,960	2,015
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/07	1,420	1,472
Ohio Air Quality Dev. Auth. Rev.:
(Pennsylvania Pwr. Co. Proj.) 3.375%, tender 7/1/05 (b)	2,300	2,300
Series 2002 A, 3.5%, tender 1/1/06 (b)	1,000	1,000
Ohio Gen. Oblig. Series 2000 E, 5.5% 5/1/09	1,905	2,079
Ohio Univ. Gen. Receipts Athens:
5% 12/1/06 (FSA Insured)	3,600	3,713
5% 12/1/07 (FSA Insured)	1,285	1,353
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	7,000	7,006
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Ohio Edison Co. Proj.) Series A, 3.35%, tender 6/1/06 (b)	1,800	1,802
		24,683
Oklahoma - 0.2%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (d)	1,000	793
Oklahoma Dev. Fin. Auth. Rev. (Samuel Roberts Noble, Inc. Proj.) 5% 5/1/06	3,200	3,259
		4,052
Oregon - 0.4%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,314
Eugene Elec. Util. Rev. Series A, 5.25% 8/1/06 (FSA Insured)	1,280	1,314
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	1,000	1,070
5% 5/1/11 (FSA Insured)	1,000	1,088
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - continued
Oregon Gen. Oblig. 8.25% 1/1/07	$ 1,000	$ 1,078
Salem Gen. Oblig. 5% 5/1/10 (FSA Insured)	2,550	2,766
		8,630
Pennsylvania - 3.9%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (c)	1,300	1,427
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/06	3,065	3,139
5.5% 6/15/07	2,000	2,096
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (b)	4,500	4,502
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,715
Hazleton Area School District 6.5% 3/1/06 (FSA Insured)	1,155	1,184
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (b)(c)	10,000	10,061
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 5% 6/1/06 (AMBAC Insured)	3,750	3,818
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (b)(c)	1,200	1,203
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A:
4% 8/15/06	1,405	1,420
5% 8/15/07	1,735	1,797
5% 8/15/08	2,000	2,100
(UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,882
Series B:
5% 9/1/06	4,510	4,626
5.25% 9/1/08	5,860	6,275
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	3,023
Philadelphia Muni. Auth. Rev.:
Series A:
5% 5/15/07 (FSA Insured)	5,500	5,721
5% 5/15/08 (FSA Insured)	5,000	5,280
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,771
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	$ 2,160	$ 2,365
Pittsburgh Gen. Oblig. Series A, 6% 3/1/07 (MBIA Insured)	2,000	2,102
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (d)	2,355	1,839
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/06 (MBIA Insured)	1,865	1,922
		73,268
Puerto Rico - 0.0%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (b)	1,000	1,027
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson & Wales Univ. Proj.):
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	2,225	2,264
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,794
		4,058
South Carolina - 1.8%
Berkeley County School District 7% 4/1/07	2,615	2,805
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A:
5% 8/15/06	1,000	1,020
5% 8/15/07	1,700	1,766
5% 8/15/08	1,690	1,771
Greenville County Pub. Facilities Corp. Certificate of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured)	1,450	1,574
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,558
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	1,850	1,950
5% 1/1/09 (FSA Insured)	1,945	2,083
South Carolina Pub. Svc. Auth. Rev.:
Series 2002 A:
5% 1/1/06 (FSA Insured)	1,705	1,725
5% 1/1/07 (FSA Insured)	4,105	4,240
Series 2005 B, 5% 1/1/10 (MBIA Insured) (a)	3,000	3,214
Series A:
5.5% 1/1/11 (MBIA Insured)	3,000	3,311
5.5% 1/1/14 (FGIC Insured) (a)	1,335	1,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series D, 5% 1/1/06	$ 2,750	$ 2,782
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,075
		33,391
Tennessee - 0.7%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,288
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,162
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4% 9/1/06 (MBIA Insured)	1,500	1,521
4.5% 9/1/08 (MBIA Insured)	1,620	1,692
4.5% 9/1/09 (MBIA Insured)	1,685	1,773
Metropolitan Nashville Arpt. Auth. Rev. Series C, 5% 7/1/06 (FGIC Insured) (c)	1,675	1,711
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,294
		12,441
Texas - 14.4%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,619
Arlington Independent School District 5% 2/15/13	2,500	2,756
Austin Arpt. Sys. Rev. Series A:
6.5% 11/15/05 (Escrowed to Maturity) (c)(d)	940	953
6.5% 11/15/05 (MBIA Insured) (c)	6,870	6,963
Austin Independent School District 5% 8/1/07 (a)	3,605	3,682
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	5,130	4,438
Series A, 0% 11/15/10 (MBIA Insured)	5,300	4,401
Bexar County Series A:
5% 6/15/09 (FSA Insured)	2,615	2,803
5% 6/15/10 (FSA Insured)	1,000	1,083
Birdville Independent School District 5% 2/15/10	1,300	1,403
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (b)(c)	6,255	6,346
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,684
College Station Independent School District 5% 2/15/10	1,000	1,079
Conroe Independent School District Lot B, 0% 2/15/08	3,000	2,761
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Corpus Christi Gen. Oblig.:
4% 3/1/06 (FSA Insured)	$ 1,285	$ 1,296
5% 3/1/06 (AMBAC Insured)	3,365	3,417
5% 3/1/07 (FSA Insured)	2,735	2,835
Corpus Christi Util. Sys. Rev.:
5% 7/15/12 (FSA Insured)	1,000	1,103
5% 7/15/13 (FSA Insured)	1,665	1,848
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,404
4.5% 2/15/06	2,245	2,270
5% 2/15/08	2,000	2,105
Dallas Independent School District Series 2005, 5.25% 8/15/08 (a)	2,000	2,134
Del Valle Independent School District 5.5% 2/1/09	1,205	1,305
Denton County Gen. Oblig.:
5% 7/15/11 (FSA Insured) (a)	3,065	3,349
5% 7/15/13 (FSA Insured) (a)	1,200	1,326
El Paso Wtr. & Swr. Rev.:
5% 3/1/06 (AMBAC Insured)	1,000	1,015
5% 3/1/08 (AMBAC Insured)	2,770	2,918
Fort Bend Independent School District 5%, tender 8/15/09 (b)	5,000	5,344
Fort Worth Gen. Oblig. Series A, 5% 3/1/06	1,000	1,015
Fort Worth Independent School District 5% 2/15/12	1,500	1,644
Frisco Gen. Oblig.:
Series 2003 A:
4% 2/15/07 (FSA Insured)	1,320	1,347
4% 2/15/08 (FSA Insured)	1,145	1,176
5% 2/15/10 (FSA Insured)	1,710	1,845
4% 2/15/06 (FSA Insured)	2,975	3,000
4% 2/15/07 (FSA Insured)	3,115	3,178
Garland Independent School District 0% 2/15/07	1,610	1,533
Harris County Gen. Oblig. Series A, 0% 8/15/07 (FGIC Insured)	4,400	4,133
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,993
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	3,030	3,342
5.25% 4/15/12 (FSA Insured)	2,000	2,223
Houston Gen. Oblig.:
5.5% 3/1/06	2,580	2,627
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Gen. Oblig.: - continued
5.5% 3/1/06 (Escrowed to Maturity) (d)	$ 120	$ 122
Houston Util. Sys. Rev. Series A, 5.25% 5/15/10 (MBIA Insured)	1,250	1,368
Irving Independent School District 5.25% 2/15/13	2,145	2,400
Katy Independent School District Series A:
4% 2/15/06	1,335	1,346
5.25% 2/15/12	2,000	2,221
Killeen Independent School District 4% 2/15/08	1,200	1,233
La Porte Independent School District 4% 2/15/08	2,000	2,055
Lewisville Gen. Oblig. 4% 2/15/06 (FSA Insured)	1,300	1,311
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (d)	3,000	2,690
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (d)	5,000	5,517
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured) (a)	2,465	2,674
5% 2/15/09 (MBIA Insured)	1,615	1,723
5% 2/15/10 (MBIA Insured)	1,845	1,991
Mesquite Independent School District Series A, 0% 8/15/06	1,115	1,080
New Braunfels Independent School District 0% 2/1/07	2,000	1,907
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (d)	3,600	4,200
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C:
5% 1/1/09 (FSA Insured)	2,000	2,135
5%, tender 7/1/08 (FSA Insured) (b)	2,650	2,797
Northside Independent School District Series B, 2.45%, tender 8/1/06 (Liquidity Facility Dexia Cr. Local de France) (b)	7,300	7,284
Port Houston Auth. Harris County 6% 10/1/06 (FGIC Insured) (c)	2,000	2,079
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 5% 3/15/12 (MBIA Insured)	2,625	2,876
Rockwall Independent School District:
4% 2/15/06	2,370	2,389
5% 2/15/08	3,825	4,025
5% 2/15/09	4,690	5,005
San Angelo Wtrks & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,762
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Elec. & Gas Systems Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (d)	$ 5,000	$ 5,558
5.25% 2/1/07	2,500	2,597
5.25% 2/1/08	1,000	1,059
San Antonio Independent School District 7% 8/15/08	5,000	5,592
San Antonio Muni. Drain Util. Sys. Rev. 5.25% 2/1/12 (MBIA Insured)	1,545	1,718
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,105
Socorro Independent School District 5% 8/15/09	2,070	2,225
Spring Branch Independent School District Series 2001, 5.375% 2/1/14	2,790	3,067
Spring Independent School District 5% 2/15/08	1,875	1,973
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (c)	3,000	3,167
Series 1992 A, 8% 10/1/07	10,000	11,103
Series A, 6% 10/1/08 (MBIA Insured)	10,750	11,789
Series C, 0% 4/1/08 (Escrowed to Maturity) (d)	3,100	2,861
Texas Pub. Fin. Auth. Bldg. Rev. (Dept. of Criminal Justice Prog.) Series A, 5% 2/1/07 (FSA Insured)	2,000	2,069
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Projs.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,138
Texas State Univ. Sys. Fing. Rev. 5% 3/15/13 (FSA Insured)	2,000	2,212
Texas Tech Univ. Revs. Ninth Series:
4% 2/15/09 (AMBAC Insured)	1,460	1,510
5% 2/15/11 (AMBAC Insured)	1,250	1,363
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,586
Trinity River Auth. Red Oak Creek Sys. Rev. 3.5% 2/1/06 (FSA Insured)	1,270	1,276
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
4% 7/1/05	1,800	1,800
4.5% 7/1/06	1,220	1,229
5% 7/1/07	1,000	1,030
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,221
Series B, 5% 8/15/09	13,555	14,584
Webb County Gen. Oblig.:
5% 2/15/06 (FGIC Insured)	1,055	1,070
5% 2/15/07 (FGIC Insured)	1,110	1,150
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Webb County Gen. Oblig.: - continued
5% 2/15/08 (FGIC Insured)	$ 1,170	$ 1,231
Wichita Falls Independent School District 0% 2/1/10	2,325	1,987
		272,156
Utah - 0.5%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,010
0% 10/1/12 (AMBAC Insured)	3,800	2,884
0% 10/1/13 (AMBAC Insured)	3,760	2,735
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,861
		10,490
Virginia - 0.2%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (b)(c)	1,000	1,004
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.375% 5/15/12 (Pre-Refunded to 5/15/09 @ 101) (d)	1,800	1,978
		2,982
Washington - 5.2%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured)	1,190	1,274
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5% 1/1/06 (FSA Insured)	1,375	1,390
5% 1/1/07 (FSA Insured)	1,395	1,440
5.25% 1/1/08 (FSA Insured)	1,515	1,602
5.25% 1/1/09 (FSA Insured)	1,595	1,716
5% 1/1/11 (MBIA Insured)	1,680	1,833
King & Snohomish Counties School District #417 Northshore:
5.5% 12/1/14 (Pre-Refunded to 6/1/12 @ 100) (d)	6,300	7,183
5.75% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (d)	2,500	2,889
King County Rural Library District 5% 12/1/06 (FSA Insured)	1,045	1,078
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,904
King County Swr. Rev. Series B:
5% 1/1/06 (FSA Insured)	3,000	3,035
5% 1/1/07 (FSA Insured)	5,000	5,164
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
King County Swr. Rev. Series B: - continued
5.25% 1/1/08 (FSA Insured)	$ 3,500	$ 3,701
Pierce County School District #10 Tacoma Series A, 5% 12/1/12 (FSA Insured)	4,175	4,597
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC Insured) (c)	3,640	4,077
Seattle Muni. Lt. & Pwr. Rev. 5.25% 3/1/07 (FSA Insured)	1,690	1,757
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4% 12/1/05 (FGIC Insured)	1,570	1,578
4.5% 12/1/09 (FGIC Insured)	1,000	1,055
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,121
5% 6/1/10 (FSA Insured)	1,000	1,084
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,108
Washington Gen. Oblig. Series A:
4% 1/1/08 (MBIA Insured)	33,175	34,098
5% 7/1/11 (FGIC Insured)	1,000	1,093
5.5% 7/1/11	3,500	3,853
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,236
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5% 7/1/06 (FSA Insured)	5,000	5,109
		97,975
West Virginia - 0.1%
West Virginia School Bldg. Auth. 4% 1/1/06 (MBIA Insured)	2,500	2,517
Wisconsin - 1.5%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	2,782
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured) (a)	2,500	2,666
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%, tender 12/1/06 (FSA Insured) (b)	15,000	15,192
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,000	1,058
5% 8/15/10	1,870	1,981
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Trans. Rev.:
Series A, 5.7% 7/1/14 (Pre-Refunded to 7/1/06 @ 100) (d)	$ 2,230	$ 2,297
5% 7/1/07	1,500	1,564
		27,540
TOTAL MUNICIPAL BONDS (Cost $1,806,102)		1,813,552
Municipal Notes - 0.6%

Michigan - 0.5%
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1988 A, 4.4%, VRDN (b)	8,830	8,830
Ohio - 0.1%
Ohio Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1985, 4.85%, VRDN (b)	2,350	2,350
TOTAL MUNICIPAL NOTES (Cost $11,180)		11,180
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $1,817,282)		1,824,732
NET OTHER ASSETS - 3.4%		63,257
NET ASSETS - 100%		$ 1,887,989
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,217,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 8,955
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	45.1%
Electric Utilities	14.0%
Escrowed/Pre-Refunded	8.1%
Transportation	6.6%
Health Care	5.9%
Education	5.2%
Others* (individually less than 5%)	15.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,817,282) - See accompanying schedule		$ 1,824,732
Cash		112,770
Receivable for investments sold		441
Receivable for fund shares sold		3,073
Interest receivable		22,410
Prepaid expenses		4
Other receivables		163
Total assets		1,963,593

Liabilities
Payable for investments purchased Regular delivery	$ 27,781
Delayed delivery	41,935
Payable for fund shares redeemed	3,837
Distributions payable	1,255
Accrued management fee	587
Distribution fees payable	18
Other affiliated payables	160
Other payables and accrued expenses	31
Total liabilities		75,604

Net Assets		$ 1,887,989
Net Assets consist of:
Paid in capital		$ 1,881,014
Undistributed net investment income		156
Accumulated undistributed net realized gain (loss) on investments		(631)
Net unrealized appreciation (depreciation) on investments		7,450
Net Assets		$ 1,887,989

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,447 ÷ 1,110 shares)	$ 10.31

Maximum offering price per share (100/96.25 of $10.31)	$ 10.71
Class T: Net Asset Value and redemption price per share ($20,193 ÷ 1,961 shares)	$ 10.30

Maximum offering price per share (100/97.25 of $10.30)	$ 10.59
Class B: Net Asset Value and offering price per share ($3,721 ÷ 361 shares)A	$ 10.31

Class C: Net Asset Value and offering price per share ($11,227 ÷ 1,090 shares)A	$ 10.30

Spartan Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,839,829 ÷ 178,659 shares)	$ 10.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,572 ÷ 152.6 shares)	$ 10.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2005 (Unaudited)

Investment Income
Interest		$ 29,768

Expenses
Management fee	$ 3,535
Transfer agent fees	751
Distribution fees	110
Accounting fees and expenses	183
Independent trustees' compensation	4
Custodian fees and expenses	15
Registration fees	76
Audit	27
Legal	7
Miscellaneous	7
Total expenses before reductions	4,715
Expense reductions	(436)	4,279
Net investment income		25,489
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(336)
Change in net unrealized appreciation (depreciation) on investment securities		(13,546)
Net gain (loss)		(13,882)
Net increase (decrease) in net assets resulting from operations		$ 11,607

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 25,489	$ 47,437
Net realized gain (loss)	(336)	4,712
Change in net unrealized appreciation (depreciation)	(13,546)	(22,609)
Net increase (decrease) in net assets resulting from operations	11,607	29,540
Distributions to shareholders from net investment income	(25,523)	(47,598)
Distributions to shareholders from net realized gain	(549)	(3,486)
Total distributions	(26,072)	(51,084)
Share transactions - net increase (decrease)	12,401	37,160
Redemption fees	20	65
Total increase (decrease) in net assets	(2,044)	15,681

Net Assets
Beginning of period	1,890,033	1,874,352
End of period (including undistributed net investment income of $156 and undistributed net investment income of $190, respectively)	$ 1,887,989	$ 1,890,033

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 10.50	$ 10.49
Income from Investment Operations
Net investment income E	.132	.250	.115
Net realized and unrealized gain (loss)	(.078)	(.090)	.071
Total from investment operations	.054	.160	.186
Distributions from net investment income	(.131)	(.251)	(.111)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.134)	(.270)	(.176)
Redemption fees added to paid in capital E	- H	- H	- H
Net asset value, end of period	$ 10.31	$ 10.39	$ 10.50
Total Return B, C, D	.53%	1.55%	1.78%
Ratios to Average Net Assets G
Expenses before expense reductions	.66% A	.65%	.65% A
Expenses net of voluntary waivers, if any	.66% A	.65%	.65% A
Expenses net of all reductions	.61% A	.64%	.64% A
Net investment income	2.57% A	2.41%	2.52% A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 12	$ 9
Portfolio turnover rate	27% A	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income E	.125	.238	.110
Net realized and unrealized gain (loss)	(.066)	(.089)	.050
Total from investment operations	.059	.149	.160
Distributions from net investment income	(.126)	(.240)	(.105)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.129)	(.259)	(.170)
Redemption fees added to paid in capital E	- H	- H	- H
Net asset value, end of period	$ 10.30	$ 10.37	$ 10.48
Total Return B, C, D	.57%	1.44%	1.54%
Ratios to Average Net Assets G
Expenses before expense reductions	.77% A	.76%	.77% A
Expenses net of voluntary waivers, if any	.77% A	.76%	.77% A
Expenses net of all reductions	.72% A	.75%	.76% A
Net investment income	2.46% A	2.30%	2.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 20	$ 12
Portfolio turnover rate	27% A	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income E	.092	.172	.081
Net realized and unrealized gain (loss)	(.077)	(.080)	.059
Total from investment operations	.015	.092	.140
Distributions from net investment income	(.092)	(.173)	(.075)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.095)	(.192)	(.140)
Redemption fees added to paid in capital E	- H	- H	- H
Net asset value, end of period	$ 10.31	$ 10.39	$ 10.49
Total Return B, C, D	.15%	.89%	1.34%
Ratios to Average Net Assets G
Expenses before expense reductions	1.42% A	1.40%	1.40% A
Expenses net of voluntary waivers, if any	1.42% A	1.40%	1.40% A
Expenses net of all reductions	1.37% A	1.39%	1.39% A
Net investment income	1.80% A	1.65%	1.78% A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 4	$ 2
Portfolio turnover rate	27% A	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income E	.086	.159	.077
Net realized and unrealized gain (loss)	(.076)	(.080)	.048
Total from investment operations	.010	.079	.125
Distributions from net investment income	(.087)	(.160)	(.070)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.090)	(.179)	(.135)
Redemption fees added to paid in capital E	- H	- H	- H
Net asset value, end of period	$ 10.30	$ 10.38	$ 10.48
Total Return B, C, D	.10%	.77%	1.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.53% A	1.52%	1.50% A
Expenses net of voluntary waivers, if any	1.53% A	1.52%	1.50% A
Expenses net of all reductions	1.48% A	1.51%	1.49% A
Net investment income	1.69% A	1.53%	1.67% A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 11	$ 8
Portfolio turnover rate	27% A	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Spartan Short-Intermediate Municipal Income

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000 G	2000 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.48	$ 10.52	$ 10.27	$ 10.12	$ 10.03	$ 10.00
Income from Investment Operations
Net investment income D	.140	.268	.283	.336	.396 F	.139	.399
Net realized and unrealized gain (loss)	(.077)	(.080)	.030	.317	.173 F	.092	.034
Total from investment operations	.063	.188	.313	.653	.569	.231	.433
Distributions from net investment income	(.140)	(.269)	(.283)	(.339)	(.396)	(.140)	(.400)
Distributions from net realized gain	(.003)	(.019)	(.070)	(.064)	(.023)	(.001)	-
Distributions in excess of net realized gain	-	-	-	-	-	-	(.003)
Total distributions	(.143)	(.288)	(.353)	(.403)	(.419)	(.141)	(.403)
Redemption fees added to paid in capital	- D, I	- D, I	- D, I	- D, I	- D, I	-	-
Net asset value, end of period	$ 10.30	$ 10.38	$ 10.48	$ 10.52	$ 10.27	$ 10.12	$ 10.03
Total Return B, C	.61%	1.82%	3.01%	6.47%	5.70%	2.32%	4.45%
Ratios to Average Net Assets E
Expenses before expense reductions	.49% A	.49%	.49%	.49%	.49%	.49% A	.55%
Expenses net of voluntary waivers, if any	.49% A	.48%	.49%	.49%	.49%	.49% A	.54%
Expenses net of all reductions	.44% A	.47%	.47%	.45%	.41%	.45% A	.54%
Net investment income	2.73% A	2.57%	2.69%	3.23%	3.85% F	4.17% A	4.02%
Supplemental Data
Net assets, end of period (in millions)	$ 1,840	$ 1,841	$ 1,843	$ 1,683	$ 1,183	$ 965	$ 904
Portfolio turnover rate	27% A	45%	34%	38%	43%	106% A	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. G For the four months ended December 31. H For the year ended August 31. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income D	.139	.265	.125
Net realized and unrealized gain (loss)	(.076)	(.088)	.059
Total from investment operations	.063	.177	.184
Distributions from net investment income	(.140)	(.268)	(.119)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.143)	(.287)	(.184)
Redemption fees added to paid in capital D	- G	- G	- G
Net asset value, end of period	$ 10.30	$ 10.38	$ 10.49
Total Return B, C	.61%	1.71%	1.77%
Ratios to Average Net Assets F
Expenses before expense reductions	.49% A	.49%	.48% A
Expenses net of voluntary waivers, if any	.49% A	.49%	.48% A
Expenses net of all reductions	.45% A	.48%	.47% A
Net investment income	2.73% A	2.57%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,572	$ 1,253	$ 414
Portfolio turnover rate	27% A	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Short-Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005 the Board of Trustees approved a change in the name of Spartan Short-Intermediate Municipal Income Fund to Fidelity Short-Intermediate Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan Short-Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,114
Unrealized depreciation	(6,664)
Net unrealized appreciation (depreciation)	$ 7,450
Cost for federal income tax purposes	$ 1,817,282

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $251,008 and $337,309, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 9	$ -
Class T	0%	.25%	26	-
Class B	.65%	.25%	17	13
Class C	.75%	.25%	58	23
			$ 110	$ 36

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3
Class T	3
Class B*	3
Class C*	4
$ 13

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 5	.09*
Class T	11	.10*
Class B	2	.10*
Class C	7	.11*
Spartan Short-Intermediate Municipal Income	725	.08*
Institutional Class	1	.08*
	$ 751

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $238 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class C	1.53%	-

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $15 and $157, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2
Class T	3
Class B	1
Class C	1
Spartan Short-Intermediate Municipal Income	257
Institutional Class	-
$ 264

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2005	Year ended December 31, 2004
From net investment income
Class A	$ 151	$ 303
Class T	249	403
Class B	35	58
Class C	99	160
Spartan Short-Intermediate Municipal Income	24,972	46,653
Institutional Class	17	21
Total	$ 25,523	$ 47,598
From net realized gain
Class A	$ 4	$ 23
Class T	6	36
Class B	1	7
Class C	3	20
Spartan Short-Intermediate Municipal Income	534	3,398
Institutional Class	1	2
Total	$ 549	$ 3,486

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2005	Year ended December 31, 2004	Six months ended June 30, 2005	Year ended December 31, 2004
Class A
Shares sold	164	1,095	$ 1,695	$ 11,465
Reinvestment of distributions	12	24	122	253
Shares redeemed	(267)	(785)	(2,748)	(8,128)
Net increase (decrease)	(91)	334	$ (931)	$ 3,590
Class T
Shares sold	318	1,569	$ 3,273	$ 16,393
Reinvestment of distributions	17	30	179	309
Shares redeemed	(310)	(818)	(3,187)	(8,551)
Net increase (decrease)	25	781	$ 265	$ 8,151
Class B
Shares sold	41	214	$ 415	$ 2,231
Reinvestment of distributions	2	4	22	42
Shares redeemed	(50)	(84)	(513)	(870)
Net increase (decrease)	(7)	134	$ (76)	$ 1,403

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2005	Year ended December 31, 2004	Six months ended June 30, 2005	Year ended December 31, 2004
Class C
Shares sold	289	658	$ 2,982	$ 6,848
Reinvestment of distributions	6	10	59	103
Shares redeemed	(301)	(295)	(3,100)	(3,054)
Net increase (decrease)	(6)	373	$ (59)	$ 3,897
Spartan Short-Intermediate Municipal Income
Shares sold	27,858	75,115	$ 287,044	$ 784,282
Reinvestment of distributions	1,749	3,669	17,998	38,189
Shares redeemed	(28,363)	(77,123)	(292,167)	(803,196)
Net increase (decrease)	1,244	1,661	$ 12,875	$ 19,275
Institutional Class
Shares sold	66	110	$ 679	$ 1,153
Reinvestment of distributions	1	1	6	8
Shares redeemed	(35)	(30)	(358)	(317)
Net increase (decrease)	32	81	$ 327	$ 844

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Short-Intermediate Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, as applicable, the returns of Class C and the retail class of the fund, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and the retail class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the relative investment performance of the retail class of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the investment performance of the retail class of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% would mean that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of each of Class A, Class T, Class B, Spartan Short-Intermediate Municipal Income Fund (retail class), and Institutional Class ranked below its competitive median for 2004, and the total expenses of Class C ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASTM-USAN-0805
1.803547.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Short-Intermediate
Municipal Income

Fund - Institutional Class

Semiannual Report

June 30, 2005

Institutional Class is a class of Spartan® Short-Intermediate
Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Class A
Actual	$ 1,000.00	$ 1,005.30	$ 3.28
HypotheticalA	$ 1,000.00	$ 1,021.52	$ 3.31
Class T
Actual	$ 1,000.00	$ 1,005.70	$ 3.83
HypotheticalA	$ 1,000.00	$ 1,020.98	$ 3.86
Class B
Actual	$ 1,000.00	$ 1,001.50	$ 7.05
HypotheticalA	$ 1,000.00	$ 1,017.75	$ 7.10
	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Class C
Actual	$ 1,000.00	$ 1,001.00	$ 7.59
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.65
Spartan Short-Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,006.10	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class
Actual	$ 1,000.00	$ 1,006.10	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.36	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.66%
Class T	.77%
Class B	1.42%
Class C	1.53%
Spartan Short-Intermediate Municipal Income	.49%
Institutional Class	.49%

Semiannual Report

Investment Changes

Top Five States as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	14.4	13.6
Illinois	9.3	9.7
New York	8.5	6.9
California	8.1	8.2
Washington	5.2	6.3
Top Five Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	45.1	47.3
Electric Utilities	14.0	14.3
Escrowed/Pre-Refunded	8.1	9.5
Transportation	6.6	7.1
Health Care	5.9	5.9
Average Years to Maturity as of June 30, 2005
		6 months ago
Years	3.4	3.3
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of June 30, 2005
6 months ago
Years	2.9	3.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
AAA 60.2%	AAA 61.3%
AA,A 28.4%	AA,A 32.9%
BBB 5.9%	BBB 5.8%
Not Rated 1.5%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets* (1.9)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
* Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 2.3%
Alabama Agric. & Mechanical Univ. Revs. 6.5% 11/1/25 (Pre-Refunded to 11/1/05 @ 102) (d)	$ 2,000	$ 2,065
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (c)	1,750	1,813
5.25% 10/1/08 (MBIA Insured) (c)	2,900	3,047
5.75% 10/1/09 (MBIA Insured) (c)	4,000	4,320
Jefferson County Ltd. Oblig. School Warrants Series A, 5% 1/1/07	2,210	2,277
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to 2/1/09 @ 101) (d)	5,000	5,525
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (d)	13,460	14,462
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (d)	3,900	4,402
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (d)	2,035	2,235
Mobile County Gen. Oblig.:
5% 2/1/07 (MBIA Insured)	1,000	1,034
5% 2/1/08 (MBIA Insured)	1,475	1,550
		42,730
Alaska - 1.6%
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.15% 7/1/05 (AMBAC Insured) (c)	1,950	1,950
5.85% 7/1/13 (AMBAC Insured) (c)	3,285	3,623
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (d)	2,500	2,832
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	3,100	2,921
Series A, 0% 6/30/07 (MBIA Insured)	5,000	4,711
Series B:
0% 6/30/06 (MBIA Insured)	3,500	3,404
0% 6/30/07 (MBIA Insured)	7,050	6,642
0% 6/30/08 (MBIA Insured)	4,240	3,857
		29,940
Arizona - 1.0%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,196
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	3,750	4,476
Pima County Unified School District #1 Tucson 7.5% 7/1/08 (FGIC Insured)	7,060	7,952
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Tucson Wtr. Rev.:
Series 2002, 5.5% 7/1/06 (FGIC Insured)	$ 980	$ 1,007
Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,637
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) Series A, 5% 6/1/09 (AMBAC Insured)	2,000	2,138
		18,406
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Wastewtr. Sys. Rev. Series 2004 A, 4% 6/1/06 (MBIA Insured)	1,060	1,073
Little Rock Gen. Oblig. 4% 4/1/07 (FSA Insured)	1,000	1,021
Rogers Sales & Use Tax Rev. Series A:
4.25% 9/1/06 (FGIC Insured)	1,000	1,017
4.25% 9/1/07 (FGIC Insured)	2,175	2,238
		5,349
California - 8.1%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/07 (MBIA Insured)	27,455	28,719
5.25% 5/1/10 (MBIA Insured)	1,200	1,316
5.25% 5/1/12 (MBIA Insured)	6,000	6,690
California Econ. Recovery Series A, 5.25% 7/1/13 (MBIA Insured)	5,000	5,657
California Gen. Oblig.:
5% 2/1/09	1,640	1,745
5% 2/1/10	2,000	2,151
5% 12/1/11 (MBIA Insured)	8,000	8,823
5.125% 9/1/12	1,000	1,081
5.25% 2/1/10 (FSA Insured)	7,265	7,948
5.25% 2/1/11	5,775	6,334
5.5% 3/1/11 (FGIC Insured)	3,210	3,596
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,939
5.75% 10/1/08	1,085	1,178
6.4% 9/1/08	3,075	3,388
6.5% 9/1/10	1,740	2,001
8% 11/1/07 (FGIC Insured)	7,000	7,451
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (b)(c)	15,000	15,165
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.125%, tender 5/1/06 (b)(c)	$ 5,000	$ 4,997
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,075	1,135
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/07	4,000	4,159
5% 6/1/08	6,000	6,326
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	1,400	1,408
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (b)	8,000	7,913
Commerce Refuse To Energy Auth. Rev.:
5% 7/1/07 (MBIA Insured)	1,770	1,846
5.25% 7/1/08 (MBIA Insured)	855	912
Golden State Tobacco Securitization Corp. Series 2003 B, 5% 6/1/08	1,300	1,356
Long Beach Hbr. Rev. Series 2000 A, 5.5% 5/15/06 (c)	3,000	3,060
Los Angeles Hbr. Dept. Rev. Series A, 5.5% 8/1/06 (AMBAC Insured) (c)	1,495	1,539
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,849
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (e)	8,955	9,217
		153,899
Colorado - 0.5%
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev. Series C, 0% 8/31/08 (Pre-Refunded to 8/31/05 @ 82.9449) (d)	4,500	3,718
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/06 (Escrowed to Maturity) (d)	2,200	2,128
0% 9/1/07 (Escrowed to Maturity) (d)	3,200	2,998
		8,844
Connecticut - 0.6%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (d)	5,000	5,504
Series 2002 C, 5% 12/15/08	1,930	2,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev. (Connecticut Children's Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	$ 1,275	$ 1,305
4.5% 7/1/08 (MBIA Insured)	1,045	1,093
5% 7/1/09 (MBIA Insured)	1,000	1,075
		11,039
District Of Columbia - 2.0%
District of Columbia Ctfs. of Prtn.:
(District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 3% 1/1/06 (AMBAC Insured)	1,305	1,307
5% 1/1/06 (AMBAC Insured)	1,000	1,011
5% 1/1/07 (AMBAC Insured)	1,000	1,032
5.25% 1/1/08 (AMBAC Insured)	935	984
District of Columbia Gen. Oblig.:
Series 1993 B2, 5.5% 6/1/07 (FSA Insured)	1,830	1,922
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,412
Series A:
5% 6/1/06	3,480	3,547
5% 6/1/07	2,810	2,917
5.25% 6/1/09 (FSA Insured)	1,000	1,082
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,776
District of Columbia Rev. (Medstar Univ. Hosp. Proj.) Series D, 6.875%, tender 2/16/07 (b)	9,000	9,593
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (c)	6,460	6,848
Metropolitan Washington Arpts. Auth. Sys. Rev. Series D:
4% 10/1/06 (FSA Insured) (c)	1,750	1,774
4% 10/1/07 (FSA Insured) (c)	1,000	1,020
		37,225
Florida - 4.0%
Brevard County Util. Rev. 5% 3/1/06 (FGIC Insured)	530	538
Coral Gables Health Facilities Hosp. (Baptist Health South Florida Obligated Group Proj.) 5% 8/15/06	1,000	1,025
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) 3.35%, tender 9/1/05 (b)	20,300	20,319
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	11,000	11,131
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.): - continued
4.25%, tender 8/1/07 (b)(c)	$ 6,000	$ 6,071
Indian River County School District 4% 4/1/06 (FSA Insured)	1,470	1,485
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A, 5% 4/1/08 (AMBAC Insured)	2,825	2,986
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (b)	1,500	1,614
Miami-Dade County School District Series 1994 A, 5.65% 6/1/06 (MBIA Insured)	1,545	1,586
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,506
Palm Beach County Rev. (Cmnty. Foundation Palm Beach Proj.) 2%, tender 9/1/05, LOC Northern Trust Co., Chicago (b)	4,010	4,006
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (c)	1,500	1,530
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (b)	9,000	9,939
Seminole County School Board Ctfs. of Prtn. Series A:
4.5% 7/1/06 (MBIA Insured)	1,150	1,170
4.5% 7/1/08 (MBIA Insured)	1,250	1,309
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 2.8%, tender 10/1/08, LOC Suntrust Banks of Florida, Inc. (b)	2,000	1,974
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 4.5% 8/1/07 (FSA Insured)	2,135	2,205
		75,394
Georgia - 1.1%
Atlanta Arpt. Facilities Rev. 6.5% 1/1/06 (Escrowed to Maturity) (d)	6,000	6,111
Cobb County Dev. Auth. Solid Waste Disp. Rev. (Georgia Waste Mgmt. Proj.) Series A, 3.65%, tender 4/1/06 (b)(c)	1,000	1,002
Columbia County Gen. Oblig. 5% 1/1/09 (FSA Insured)	1,505	1,605
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08 (FSA Insured)	2,250	2,356
Georgia Gen. Oblig. Series B, 6.25% 4/1/06	1,750	1,797
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	5,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Gwinnett County Gen. Oblig. 4% 1/1/06	$ 1,035	$ 1,042
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08 (MBIA Insured)	1,095	1,152
		20,166
Hawaii - 2.1%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (c)	3,850	4,597
Hawaii Gen. Oblig. Series CU, 5.75% 10/1/11 (MBIA Insured)	3,210	3,604
Honolulu City & County Gen. Oblig. Series B, 8% 10/1/09	26,940	32,081
		40,282
Illinois - 9.3%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,405
5% 1/1/08 (MBIA Insured)	1,190	1,248
Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,108
5% 1/1/07 (FGIC Insured)	1,000	1,033
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/07 (FSA Insured)	1,000	1,032
Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,314
5% 1/1/11 (AMBAC Insured)	3,625	3,915
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 C, 5% 1/1/07 (AMBAC Insured) (c)	2,670	2,748
Series A:
5% 1/1/12 (MBIA Insured)	1,135	1,235
5.5% 1/1/08 (AMBAC Insured)	5,000	5,163
5.5% 1/1/10 (AMBAC Insured) (c)	5,000	5,401
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,243
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,731
Chicago School Fin. Auth. Series B, 5% 6/1/09 (FSA Insured)	12,825	13,733
Chicago Tax Increment Rev.:
Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	8,964
Series A, 0% 12/1/05 (AMBAC Insured)	3,000	2,968
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	$ 4,785	$ 5,238
Series A, 4.25% 6/1/08 (AMBAC Insured)	3,600	3,645
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09 (FGIC Insured)	2,975	3,213
Cook County Cmnty. College District #508 Ctfs. of Prtn. 8.75% 1/1/07 (FGIC Insured)	8,000	8,692
Du Page Wtr. Commission Wtr. Rev. 5% 5/1/08 (AMBAC Insured)	4,525	4,780
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (b)(c)	2,200	2,197
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (b)	6,100	6,101
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	2,076
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (b)	12,800	12,851
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (b)	6,100	6,160
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (d)	2,640	2,958
Series B, 3.1%, tender 7/1/07 (b)	3,900	3,907
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/06	1,115	1,140
5% 10/1/07	1,225	1,272
5% 10/1/08	1,000	1,050
Illinois Gen. Oblig.:
First Series:
5% 8/1/06	8,160	8,358
5.25% 4/1/08 (MBIA Insured)	1,035	1,100
5.25% 4/1/10 (MBIA Insured)	2,600	2,846
5.5% 8/1/10	1,415	1,568
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (d)	7,075	7,956
Series A, 5% 10/1/09	2,600	2,799
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (d)	1,000	1,120
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr. Proj.):
5% 5/15/07	$ 500	$ 511
5% 5/15/08	700	717
Kane & DeKalb Counties Cmnty. Unit School District #301 0% 12/1/10 (AMBAC Insured)	2,000	1,655
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,548
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (FGIC Insured)	1,600	1,817
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/13 (MBIA Insured)	5,000	5,590
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
5.25% 10/1/05 (FGIC Insured)	560	564
5.25% 10/1/06 (FGIC Insured)	695	716
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,573
Rosemont Gen. Oblig. Series 3:
0% 12/1/07 (Escrowed to Maturity) (d)	2,375	2,216
0% 12/1/07 (FGIC Insured)	625	581
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001 A, 5% 4/1/08 (AMBAC Insured)	2,035	2,143
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.) 5% 8/15/11 (AMBAC Insured)	1,360	1,481
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,500	1,349
		175,729
Indiana - 2.9%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA Insured)	1,000	1,082
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,882
5.25% 7/10/11 (FSA Insured)	2,295	2,536
5.25% 1/10/12 (FSA Insured)	1,355	1,499
5% 1/15/10 (FSA Insured)	1,835	1,978
5% 1/15/11 (FSA Insured)	1,910	2,077
5% 1/15/12 (FSA Insured)	1,990	2,180
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indiana Health Facility Fing. Auth. Rev.:
(Ascension Health Cr. Group Prog.) Series 2002 F:
5.5% 11/15/05	$ 1,000	$ 1,010
5.5% 11/15/06	1,000	1,036
(Ascension Health Cr. Group, Inc. Proj.) Series A, 5%, tender 5/1/07 (b)	7,100	7,366
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series I:
4% 1/1/06 (MBIA Insured) (c)	1,325	1,331
5% 1/1/08 (MBIA Insured) (c)	1,550	1,616
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,213
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,508
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,095
5.25% 7/15/11 (MBIA Insured)	1,020	1,124
5.25% 1/15/12 (MBIA Insured)	1,045	1,153
5.25% 7/15/12 (MBIA Insured)	1,075	1,194
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA Insured)	1,585	1,760
New Albany Floyd County Independent School Bldg. Corp. 5% 1/15/11 (FSA Insured)	1,000	1,082
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	4,000	4,104
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (b)	10,000	9,869
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,166
5.25% 7/15/11 (MBIA Insured)	1,125	1,240
5.25% 1/15/12 (MBIA Insured)	1,150	1,269
		55,370
Kansas - 0.9%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series A, 4.75%, tender 10/1/07 (b)	2,400	2,476
Series C, 2.38%, tender 9/1/05 (b)	12,300	12,282
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 2.25%, tender 9/1/05 (b)	2,500	2,496
		17,254
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - 0.7%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (c)	$ 1,185	$ 1,250
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/07 (AMBAC Insured)	10,000	9,560
0% 1/1/09 (AMBAC Insured)	2,000	1,785
		12,595
Louisiana - 0.2%
New Orleans Gen. Oblig. 5% 3/1/07 (MBIA Insured)	3,100	3,206
Maryland - 0.3%
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,678
Prince Georges County Gen. Oblig. Series 2004 C, 5% 12/1/10	3,770	4,120
		5,798
Massachusetts - 3.1%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	7,810
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,229
5.875% 8/1/08	1,630	1,737
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,352
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (d)	2,775	2,981
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (d)	2,570	2,846
Series 2001 A, 5.5% 1/1/11	5,000	5,566
Series 2003 A, 5.375% 8/1/08	5,165	5,531
Series 2003 C:
5% 12/1/06 (XL Cap. Assurance, Inc. Insured)	1,900	1,959
5.5% 10/1/10 (MBIA Insured)	1,130	1,258
Series A, 4.5% 1/1/09 (Pre-Refunded to 1/1/08 @ 101) (d)	2,055	2,152
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	2,495	2,773
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Caritas Christi Oblig. Group Proj.) 5.5% 7/1/05	1,000	1,000
(Dana Farber Cancer Proj.) Series G1, 6.25% 12/1/14 (Pre-Refunded to 12/1/05 @ 102) (d)	3,000	3,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12 (AMBAC Insured) (c)	$ 1,000	$ 1,078
New England Ed. Ln. Marketing Corp. Series A, 5.7% 7/1/05 (c)	2,800	2,800
Springfield Gen. Oblig.:
5% 1/15/06 (MBIA Insured)	1,000	1,012
5% 8/1/11 (MBIA Insured) (a)	3,500	3,821
5.25% 8/1/12 (MBIA Insured) (a)	6,000	6,680
		58,689
Michigan - 3.2%
Battle Creek Downtown Dev. Auth. 6% 5/1/06 (Escrowed to Maturity) (d)	2,000	2,054
Chippewa Valley Schools:
4% 5/1/06	1,000	1,011
5% 5/1/08	1,260	1,332
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,686
Series A, 5% 4/1/07 (FSA Insured)	6,910	7,175
5% 4/1/08 (MBIA Insured)	14,545	15,366
5% 4/1/09 (MBIA Insured)	10,620	11,384
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (d)	2,000	2,246
Ferndale Gen. Oblig. 3.5% 4/1/06 (FGIC Insured)	1,960	1,972
Greater Detroit Resource Recovery Auth. Rev. Series A, 6.25% 12/13/07 (AMBAC Insured)	4,000	4,328
Hazel Park School District 5% 5/1/08	1,275	1,348
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (d)	8,000	2,965
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,329
		60,196
Minnesota - 0.5%
Hopkins Independent School District #270 Series B, 4% 2/1/06	2,575	2,596
Mankato Independent School District #77 Series A, 4% 2/1/06 (FSA Insured)	1,420	1,432
Metropolitan Council Minneapolis-Saint Paul Metropolitan Area Series 2005 A, 5% 9/1/06	2,340	2,404
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	$ 1,200	$ 1,270
5.25% 12/1/10	500	541
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	700	702
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	1,028
		9,973
Mississippi - 0.1%
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (c)	1,190	1,248
Missouri - 0.6%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.):
Series 2003 B, 5% 2/1/12 (FGIC Insured)	3,100	3,411
Series B, 5% 2/1/11 (FGIC Insured)	1,850	2,021
Series A:
5% 2/1/07 (FGIC Insured)	1,020	1,056
5% 2/1/08 (FGIC Insured)	2,000	2,106
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (FGIC Insured)	1,050	1,190
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/06 (FSA Insured)	1,635	1,676
		11,460
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	2,900	3,062
Nebraska - 1.7%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.) 4% 1/15/06	1,000	1,007
Nebraska Pub. Pwr. District Rev. Series A:
0% 1/1/06 (MBIA Insured)	24,465	24,111
0% 1/1/07 (MBIA Insured)	4,000	3,825
Omaha Pub. Pwr. District Elec. Rev. Series B, 4.5% 2/1/09	3,500	3,674
		32,617
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nevada - 1.6%
Clark County Arpt. Rev. Series C:
5% 7/1/05 (AMBAC Insured) (c)	$ 800	$ 800
5% 7/1/06 (AMBAC Insured) (c)	800	817
5% 7/1/08 (AMBAC Insured) (c)	2,215	2,321
5% 7/1/09 (AMBAC Insured) (c)	2,700	2,855
5% 7/1/10 (AMBAC Insured) (c)	1,225	1,303
5% 7/1/11 (AMBAC Insured) (c)	1,790	1,915
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (d)	1,600	1,800
Series C, 5% 6/15/10 (MBIA Insured)	1,000	1,082
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,915
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,612
		30,420
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (b)(c)	2,500	2,501
New Jersey - 4.5%
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.:
5% 1/1/08 (AMBAC Insured)	920	965
5% 1/1/09 (AMBAC Insured)	1,000	1,065
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,225	1,329
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.25% 11/1/09 (MBIA Insured) (a)	4,000	4,436
New Jersey Econ. Dev. Auth. Rev. 5% 6/15/07	7,500	7,759
New Jersey Gen. Oblig. Series 2005 N, 5% 7/15/08 (FGIC Insured) (a)	6,175	6,482
New Jersey Tpk. Auth. Tpk. Rev. Series 2004 A, 3.15%, tender 1/1/10 (AMBAC Insured) (b)	16,250	16,243
New Jersey Trans. Trust Fund Auth.:
Series 2001 A:
5% 6/15/06	355	362
5% 6/15/06 (Escrowed to Maturity) (d)	5,945	6,078
Series A, 5.25% 12/15/08 (MBIA Insured)	15,000	16,101
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	5,020
5.25% 12/15/11 (FGIC Insured)	10,015	11,109
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey - continued
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	$ 1,000	$ 1,064
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (d)	7,000	7,798
		85,811
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5% 7/1/09	5,170	5,496
New Mexico - 1.8%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New Mexico San Juan and Four Corners Projs.) Series 2003 B, 2.1%, tender 4/1/06 (b)	7,000	6,935
San Juan County Gross Receipts Tax Rev. Series B, 2.5% 8/15/05	13,600	13,596
Sandoval County Incentive Payment Rev. 4.25% 12/1/06	13,750	13,960
		34,491
New York - 8.5%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,289
5% 1/1/12	1,175	1,280
Metropolitan Trans. Auth. Commuter Facilities Rev. Series A:
5% 7/1/06 (Escrowed to Maturity) (d)	270	276
5.375% 7/1/09 (Escrowed to Maturity) (d)	3,635	3,979
Metropolitan Trans. Auth. Svc. Contract Rev. Series B, 5% 1/1/06	10,110	10,225
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	800	864
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,075	2,381
Series 2002 G, 5.5% 8/1/10	2,720	2,993
Series 2004 G, 5% 8/1/09	8,000	8,545
Series 2005 K:
5% 8/1/11	7,120	7,715
5% 8/1/12	4,360	4,744
Series 2005 O, 5% 6/1/12	7,500	8,146
Series A, 5.25% 11/1/14 (MBIA Insured)	600	665
Series B, 5.75% 8/1/14	1,000	1,128
Series E, 6% 8/1/11	60	63
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series H, 5.75% 3/15/11 (FGIC Insured)	$ 1,700	$ 1,915
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	5,540	6,345
Series A, 5.75% 7/1/13	3,500	3,956
Series C, 7.5% 7/1/10	3,600	3,969
Series 2003 A:
5% 1/1/06	1,250	1,264
5% 1/1/07	10,855	11,181
5% 3/15/08	2,000	2,105
Series B, 5.25%, tender 5/15/12 (b)	13,000	14,293
New York State Urban Dev. Corp. Rev. 5% 1/1/12	5,000	5,477
New York Transitional Fin. Auth. Rev. Series 2003 E:
4.5% 2/1/07	1,750	1,798
4.5% 2/1/08	1,500	1,560
5% 2/1/09	2,035	2,173
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	4,049
Series A1:
5.25% 6/1/12	5,000	5,106
5.25% 6/1/13	17,500	18,491
Series B1, 5% 6/1/06	17,815	18,115
Triborough Bridge & Tunnel Auth. Revs. Series A, 5.5% 1/1/14 (Pre-Refunded to 1/1/12 @ 100) (d)	3,745	4,253
		161,443
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	1,200	1,259
127th Series, 5% 12/15/08 (AMBAC Insured) (c)	3,510	3,725
		4,984
North Carolina - 1.2%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.) Series 2004 C, 4% 3/1/08	4,940	5,078
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 4% 6/1/06	1,300	1,316
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	1,500	1,647
Series A, 5.5% 1/1/10	3,000	3,223
Series B, 6% 1/1/06	6,170	6,253
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series C, 5% 1/1/08	$ 1,190	$ 1,236
Series D, 5.375% 1/1/10	3,715	3,972
		22,725
Ohio - 1.3%
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series 1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,943
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/07	1,960	2,015
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/07	1,420	1,472
Ohio Air Quality Dev. Auth. Rev.:
(Pennsylvania Pwr. Co. Proj.) 3.375%, tender 7/1/05 (b)	2,300	2,300
Series 2002 A, 3.5%, tender 1/1/06 (b)	1,000	1,000
Ohio Gen. Oblig. Series 2000 E, 5.5% 5/1/09	1,905	2,079
Ohio Univ. Gen. Receipts Athens:
5% 12/1/06 (FSA Insured)	3,600	3,713
5% 12/1/07 (FSA Insured)	1,285	1,353
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	7,000	7,006
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Ohio Edison Co. Proj.) Series A, 3.35%, tender 6/1/06 (b)	1,800	1,802
		24,683
Oklahoma - 0.2%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (d)	1,000	793
Oklahoma Dev. Fin. Auth. Rev. (Samuel Roberts Noble, Inc. Proj.) 5% 5/1/06	3,200	3,259
		4,052
Oregon - 0.4%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,314
Eugene Elec. Util. Rev. Series A, 5.25% 8/1/06 (FSA Insured)	1,280	1,314
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	1,000	1,070
5% 5/1/11 (FSA Insured)	1,000	1,088
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - continued
Oregon Gen. Oblig. 8.25% 1/1/07	$ 1,000	$ 1,078
Salem Gen. Oblig. 5% 5/1/10 (FSA Insured)	2,550	2,766
		8,630
Pennsylvania - 3.9%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (c)	1,300	1,427
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/06	3,065	3,139
5.5% 6/15/07	2,000	2,096
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (b)	4,500	4,502
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,715
Hazleton Area School District 6.5% 3/1/06 (FSA Insured)	1,155	1,184
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (b)(c)	10,000	10,061
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 5% 6/1/06 (AMBAC Insured)	3,750	3,818
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (b)(c)	1,200	1,203
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A:
4% 8/15/06	1,405	1,420
5% 8/15/07	1,735	1,797
5% 8/15/08	2,000	2,100
(UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,882
Series B:
5% 9/1/06	4,510	4,626
5.25% 9/1/08	5,860	6,275
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	3,023
Philadelphia Muni. Auth. Rev.:
Series A:
5% 5/15/07 (FSA Insured)	5,500	5,721
5% 5/15/08 (FSA Insured)	5,000	5,280
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,771
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	$ 2,160	$ 2,365
Pittsburgh Gen. Oblig. Series A, 6% 3/1/07 (MBIA Insured)	2,000	2,102
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (d)	2,355	1,839
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/06 (MBIA Insured)	1,865	1,922
		73,268
Puerto Rico - 0.0%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (b)	1,000	1,027
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson & Wales Univ. Proj.):
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	2,225	2,264
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,794
		4,058
South Carolina - 1.8%
Berkeley County School District 7% 4/1/07	2,615	2,805
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A:
5% 8/15/06	1,000	1,020
5% 8/15/07	1,700	1,766
5% 8/15/08	1,690	1,771
Greenville County Pub. Facilities Corp. Certificate of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured)	1,450	1,574
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,558
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	1,850	1,950
5% 1/1/09 (FSA Insured)	1,945	2,083
South Carolina Pub. Svc. Auth. Rev.:
Series 2002 A:
5% 1/1/06 (FSA Insured)	1,705	1,725
5% 1/1/07 (FSA Insured)	4,105	4,240
Series 2005 B, 5% 1/1/10 (MBIA Insured) (a)	3,000	3,214
Series A:
5.5% 1/1/11 (MBIA Insured)	3,000	3,311
5.5% 1/1/14 (FGIC Insured) (a)	1,335	1,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series D, 5% 1/1/06	$ 2,750	$ 2,782
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,075
		33,391
Tennessee - 0.7%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,288
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,162
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4% 9/1/06 (MBIA Insured)	1,500	1,521
4.5% 9/1/08 (MBIA Insured)	1,620	1,692
4.5% 9/1/09 (MBIA Insured)	1,685	1,773
Metropolitan Nashville Arpt. Auth. Rev. Series C, 5% 7/1/06 (FGIC Insured) (c)	1,675	1,711
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,294
		12,441
Texas - 14.4%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,619
Arlington Independent School District 5% 2/15/13	2,500	2,756
Austin Arpt. Sys. Rev. Series A:
6.5% 11/15/05 (Escrowed to Maturity) (c)(d)	940	953
6.5% 11/15/05 (MBIA Insured) (c)	6,870	6,963
Austin Independent School District 5% 8/1/07 (a)	3,605	3,682
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	5,130	4,438
Series A, 0% 11/15/10 (MBIA Insured)	5,300	4,401
Bexar County Series A:
5% 6/15/09 (FSA Insured)	2,615	2,803
5% 6/15/10 (FSA Insured)	1,000	1,083
Birdville Independent School District 5% 2/15/10	1,300	1,403
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (b)(c)	6,255	6,346
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,684
College Station Independent School District 5% 2/15/10	1,000	1,079
Conroe Independent School District Lot B, 0% 2/15/08	3,000	2,761
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Corpus Christi Gen. Oblig.:
4% 3/1/06 (FSA Insured)	$ 1,285	$ 1,296
5% 3/1/06 (AMBAC Insured)	3,365	3,417
5% 3/1/07 (FSA Insured)	2,735	2,835
Corpus Christi Util. Sys. Rev.:
5% 7/15/12 (FSA Insured)	1,000	1,103
5% 7/15/13 (FSA Insured)	1,665	1,848
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,404
4.5% 2/15/06	2,245	2,270
5% 2/15/08	2,000	2,105
Dallas Independent School District Series 2005, 5.25% 8/15/08 (a)	2,000	2,134
Del Valle Independent School District 5.5% 2/1/09	1,205	1,305
Denton County Gen. Oblig.:
5% 7/15/11 (FSA Insured) (a)	3,065	3,349
5% 7/15/13 (FSA Insured) (a)	1,200	1,326
El Paso Wtr. & Swr. Rev.:
5% 3/1/06 (AMBAC Insured)	1,000	1,015
5% 3/1/08 (AMBAC Insured)	2,770	2,918
Fort Bend Independent School District 5%, tender 8/15/09 (b)	5,000	5,344
Fort Worth Gen. Oblig. Series A, 5% 3/1/06	1,000	1,015
Fort Worth Independent School District 5% 2/15/12	1,500	1,644
Frisco Gen. Oblig.:
Series 2003 A:
4% 2/15/07 (FSA Insured)	1,320	1,347
4% 2/15/08 (FSA Insured)	1,145	1,176
5% 2/15/10 (FSA Insured)	1,710	1,845
4% 2/15/06 (FSA Insured)	2,975	3,000
4% 2/15/07 (FSA Insured)	3,115	3,178
Garland Independent School District 0% 2/15/07	1,610	1,533
Harris County Gen. Oblig. Series A, 0% 8/15/07 (FGIC Insured)	4,400	4,133
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,993
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	3,030	3,342
5.25% 4/15/12 (FSA Insured)	2,000	2,223
Houston Gen. Oblig.:
5.5% 3/1/06	2,580	2,627
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Gen. Oblig.: - continued
5.5% 3/1/06 (Escrowed to Maturity) (d)	$ 120	$ 122
Houston Util. Sys. Rev. Series A, 5.25% 5/15/10 (MBIA Insured)	1,250	1,368
Irving Independent School District 5.25% 2/15/13	2,145	2,400
Katy Independent School District Series A:
4% 2/15/06	1,335	1,346
5.25% 2/15/12	2,000	2,221
Killeen Independent School District 4% 2/15/08	1,200	1,233
La Porte Independent School District 4% 2/15/08	2,000	2,055
Lewisville Gen. Oblig. 4% 2/15/06 (FSA Insured)	1,300	1,311
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (d)	3,000	2,690
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (d)	5,000	5,517
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured) (a)	2,465	2,674
5% 2/15/09 (MBIA Insured)	1,615	1,723
5% 2/15/10 (MBIA Insured)	1,845	1,991
Mesquite Independent School District Series A, 0% 8/15/06	1,115	1,080
New Braunfels Independent School District 0% 2/1/07	2,000	1,907
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (d)	3,600	4,200
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C:
5% 1/1/09 (FSA Insured)	2,000	2,135
5%, tender 7/1/08 (FSA Insured) (b)	2,650	2,797
Northside Independent School District Series B, 2.45%, tender 8/1/06 (Liquidity Facility Dexia Cr. Local de France) (b)	7,300	7,284
Port Houston Auth. Harris County 6% 10/1/06 (FGIC Insured) (c)	2,000	2,079
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 5% 3/15/12 (MBIA Insured)	2,625	2,876
Rockwall Independent School District:
4% 2/15/06	2,370	2,389
5% 2/15/08	3,825	4,025
5% 2/15/09	4,690	5,005
San Angelo Wtrks & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,762
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Elec. & Gas Systems Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (d)	$ 5,000	$ 5,558
5.25% 2/1/07	2,500	2,597
5.25% 2/1/08	1,000	1,059
San Antonio Independent School District 7% 8/15/08	5,000	5,592
San Antonio Muni. Drain Util. Sys. Rev. 5.25% 2/1/12 (MBIA Insured)	1,545	1,718
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,105
Socorro Independent School District 5% 8/15/09	2,070	2,225
Spring Branch Independent School District Series 2001, 5.375% 2/1/14	2,790	3,067
Spring Independent School District 5% 2/15/08	1,875	1,973
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (c)	3,000	3,167
Series 1992 A, 8% 10/1/07	10,000	11,103
Series A, 6% 10/1/08 (MBIA Insured)	10,750	11,789
Series C, 0% 4/1/08 (Escrowed to Maturity) (d)	3,100	2,861
Texas Pub. Fin. Auth. Bldg. Rev. (Dept. of Criminal Justice Prog.) Series A, 5% 2/1/07 (FSA Insured)	2,000	2,069
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Projs.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,138
Texas State Univ. Sys. Fing. Rev. 5% 3/15/13 (FSA Insured)	2,000	2,212
Texas Tech Univ. Revs. Ninth Series:
4% 2/15/09 (AMBAC Insured)	1,460	1,510
5% 2/15/11 (AMBAC Insured)	1,250	1,363
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,586
Trinity River Auth. Red Oak Creek Sys. Rev. 3.5% 2/1/06 (FSA Insured)	1,270	1,276
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
4% 7/1/05	1,800	1,800
4.5% 7/1/06	1,220	1,229
5% 7/1/07	1,000	1,030
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,221
Series B, 5% 8/15/09	13,555	14,584
Webb County Gen. Oblig.:
5% 2/15/06 (FGIC Insured)	1,055	1,070
5% 2/15/07 (FGIC Insured)	1,110	1,150
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Webb County Gen. Oblig.: - continued
5% 2/15/08 (FGIC Insured)	$ 1,170	$ 1,231
Wichita Falls Independent School District 0% 2/1/10	2,325	1,987
		272,156
Utah - 0.5%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,010
0% 10/1/12 (AMBAC Insured)	3,800	2,884
0% 10/1/13 (AMBAC Insured)	3,760	2,735
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,861
		10,490
Virginia - 0.2%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (b)(c)	1,000	1,004
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.375% 5/15/12 (Pre-Refunded to 5/15/09 @ 101) (d)	1,800	1,978
		2,982
Washington - 5.2%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured)	1,190	1,274
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5% 1/1/06 (FSA Insured)	1,375	1,390
5% 1/1/07 (FSA Insured)	1,395	1,440
5.25% 1/1/08 (FSA Insured)	1,515	1,602
5.25% 1/1/09 (FSA Insured)	1,595	1,716
5% 1/1/11 (MBIA Insured)	1,680	1,833
King & Snohomish Counties School District #417 Northshore:
5.5% 12/1/14 (Pre-Refunded to 6/1/12 @ 100) (d)	6,300	7,183
5.75% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (d)	2,500	2,889
King County Rural Library District 5% 12/1/06 (FSA Insured)	1,045	1,078
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,904
King County Swr. Rev. Series B:
5% 1/1/06 (FSA Insured)	3,000	3,035
5% 1/1/07 (FSA Insured)	5,000	5,164
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
King County Swr. Rev. Series B: - continued
5.25% 1/1/08 (FSA Insured)	$ 3,500	$ 3,701
Pierce County School District #10 Tacoma Series A, 5% 12/1/12 (FSA Insured)	4,175	4,597
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC Insured) (c)	3,640	4,077
Seattle Muni. Lt. & Pwr. Rev. 5.25% 3/1/07 (FSA Insured)	1,690	1,757
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4% 12/1/05 (FGIC Insured)	1,570	1,578
4.5% 12/1/09 (FGIC Insured)	1,000	1,055
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,121
5% 6/1/10 (FSA Insured)	1,000	1,084
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,108
Washington Gen. Oblig. Series A:
4% 1/1/08 (MBIA Insured)	33,175	34,098
5% 7/1/11 (FGIC Insured)	1,000	1,093
5.5% 7/1/11	3,500	3,853
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,236
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5% 7/1/06 (FSA Insured)	5,000	5,109
		97,975
West Virginia - 0.1%
West Virginia School Bldg. Auth. 4% 1/1/06 (MBIA Insured)	2,500	2,517
Wisconsin - 1.5%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	2,782
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured) (a)	2,500	2,666
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%, tender 12/1/06 (FSA Insured) (b)	15,000	15,192
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,000	1,058
5% 8/15/10	1,870	1,981
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Trans. Rev.:
Series A, 5.7% 7/1/14 (Pre-Refunded to 7/1/06 @ 100) (d)	$ 2,230	$ 2,297
5% 7/1/07	1,500	1,564
		27,540
TOTAL MUNICIPAL BONDS (Cost $1,806,102)		1,813,552
Municipal Notes - 0.6%

Michigan - 0.5%
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1988 A, 4.4%, VRDN (b)	8,830	8,830
Ohio - 0.1%
Ohio Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1985, 4.85%, VRDN (b)	2,350	2,350
TOTAL MUNICIPAL NOTES (Cost $11,180)		11,180
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $1,817,282)		1,824,732
NET OTHER ASSETS - 3.4%		63,257
NET ASSETS - 100%		$ 1,887,989
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,217,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 8,955
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	45.1%
Electric Utilities	14.0%
Escrowed/Pre-Refunded	8.1%
Transportation	6.6%
Health Care	5.9%
Education	5.2%
Others* (individually less than 5%)	15.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,817,282) - See accompanying schedule		$ 1,824,732
Cash		112,770
Receivable for investments sold		441
Receivable for fund shares sold		3,073
Interest receivable		22,410
Prepaid expenses		4
Other receivables		163
Total assets		1,963,593

Liabilities
Payable for investments purchased Regular delivery	$ 27,781
Delayed delivery	41,935
Payable for fund shares redeemed	3,837
Distributions payable	1,255
Accrued management fee	587
Distribution fees payable	18
Other affiliated payables	160
Other payables and accrued expenses	31
Total liabilities		75,604

Net Assets		$ 1,887,989
Net Assets consist of:
Paid in capital		$ 1,881,014
Undistributed net investment income		156
Accumulated undistributed net realized gain (loss) on investments		(631)
Net unrealized appreciation (depreciation) on investments		7,450
Net Assets		$ 1,887,989

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,447 ÷ 1,110 shares)	$ 10.31

Maximum offering price per share (100/96.25 of $10.31)	$ 10.71
Class T: Net Asset Value and redemption price per share ($20,193 ÷ 1,961 shares)	$ 10.30

Maximum offering price per share (100/97.25 of $10.30)	$ 10.59
Class B: Net Asset Value and offering price per share ($3,721 ÷ 361 shares)A	$ 10.31

Class C: Net Asset Value and offering price per share ($11,227 ÷ 1,090 shares)A	$ 10.30

Spartan Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,839,829 ÷ 178,659 shares)	$ 10.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,572 ÷ 152.6 shares)	$ 10.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2005 (Unaudited)

Investment Income
Interest		$ 29,768

Expenses
Management fee	$ 3,535
Transfer agent fees	751
Distribution fees	110
Accounting fees and expenses	183
Independent trustees' compensation	4
Custodian fees and expenses	15
Registration fees	76
Audit	27
Legal	7
Miscellaneous	7
Total expenses before reductions	4,715
Expense reductions	(436)	4,279
Net investment income		25,489
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(336)
Change in net unrealized appreciation (depreciation) on investment securities		(13,546)
Net gain (loss)		(13,882)
Net increase (decrease) in net assets resulting from operations		$ 11,607

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 25,489	$ 47,437
Net realized gain (loss)	(336)	4,712
Change in net unrealized appreciation (depreciation)	(13,546)	(22,609)
Net increase (decrease) in net assets resulting from operations	11,607	29,540
Distributions to shareholders from net investment income	(25,523)	(47,598)
Distributions to shareholders from net realized gain	(549)	(3,486)
Total distributions	(26,072)	(51,084)
Share transactions - net increase (decrease)	12,401	37,160
Redemption fees	20	65
Total increase (decrease) in net assets	(2,044)	15,681

Net Assets
Beginning of period	1,890,033	1,874,352
End of period (including undistributed net investment income of $156 and undistributed net investment income of $190, respectively)	$ 1,887,989	$ 1,890,033

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 10.50	$ 10.49
Income from Investment Operations
Net investment income E	.132	.250	.115
Net realized and unrealized gain (loss)	(.078)	(.090)	.071
Total from investment operations	.054	.160	.186
Distributions from net investment income	(.131)	(.251)	(.111)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.134)	(.270)	(.176)
Redemption fees added to paid in capital E	- H	- H	- H
Net asset value, end of period	$ 10.31	$ 10.39	$ 10.50
Total Return B, C, D	.53%	1.55%	1.78%
Ratios to Average Net Assets G
Expenses before expense reductions	.66% A	.65%	.65% A
Expenses net of voluntary waivers, if any	.66% A	.65%	.65% A
Expenses net of all reductions	.61% A	.64%	.64% A
Net investment income	2.57% A	2.41%	2.52% A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 12	$ 9
Portfolio turnover rate	27% A	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income E	.125	.238	.110
Net realized and unrealized gain (loss)	(.066)	(.089)	.050
Total from investment operations	.059	.149	.160
Distributions from net investment income	(.126)	(.240)	(.105)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.129)	(.259)	(.170)
Redemption fees added to paid in capital E	- H	- H	- H
Net asset value, end of period	$ 10.30	$ 10.37	$ 10.48
Total Return B, C, D	.57%	1.44%	1.54%
Ratios to Average Net Assets G
Expenses before expense reductions	.77% A	.76%	.77% A
Expenses net of voluntary waivers, if any	.77% A	.76%	.77% A
Expenses net of all reductions	.72% A	.75%	.76% A
Net investment income	2.46% A	2.30%	2.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 20	$ 12
Portfolio turnover rate	27% A	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income E	.092	.172	.081
Net realized and unrealized gain (loss)	(.077)	(.080)	.059
Total from investment operations	.015	.092	.140
Distributions from net investment income	(.092)	(.173)	(.075)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.095)	(.192)	(.140)
Redemption fees added to paid in capital E	- H	- H	- H
Net asset value, end of period	$ 10.31	$ 10.39	$ 10.49
Total Return B, C, D	.15%	.89%	1.34%
Ratios to Average Net Assets G
Expenses before expense reductions	1.42% A	1.40%	1.40% A
Expenses net of voluntary waivers, if any	1.42% A	1.40%	1.40% A
Expenses net of all reductions	1.37% A	1.39%	1.39% A
Net investment income	1.80% A	1.65%	1.78% A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 4	$ 2
Portfolio turnover rate	27% A	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income E	.086	.159	.077
Net realized and unrealized gain (loss)	(.076)	(.080)	.048
Total from investment operations	.010	.079	.125
Distributions from net investment income	(.087)	(.160)	(.070)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.090)	(.179)	(.135)
Redemption fees added to paid in capital E	- H	- H	- H
Net asset value, end of period	$ 10.30	$ 10.38	$ 10.48
Total Return B, C, D	.10%	.77%	1.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.53% A	1.52%	1.50% A
Expenses net of voluntary waivers, if any	1.53% A	1.52%	1.50% A
Expenses net of all reductions	1.48% A	1.51%	1.49% A
Net investment income	1.69% A	1.53%	1.67% A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 11	$ 8
Portfolio turnover rate	27% A	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Spartan Short-Intermediate Municipal Income

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000 G	2000 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.48	$ 10.52	$ 10.27	$ 10.12	$ 10.03	$ 10.00
Income from Investment Operations
Net investment income D	.140	.268	.283	.336	.396 F	.139	.399
Net realized and unrealized gain (loss)	(.077)	(.080)	.030	.317	.173 F	.092	.034
Total from investment operations	.063	.188	.313	.653	.569	.231	.433
Distributions from net investment income	(.140)	(.269)	(.283)	(.339)	(.396)	(.140)	(.400)
Distributions from net realized gain	(.003)	(.019)	(.070)	(.064)	(.023)	(.001)	-
Distributions in excess of net realized gain	-	-	-	-	-	-	(.003)
Total distributions	(.143)	(.288)	(.353)	(.403)	(.419)	(.141)	(.403)
Redemption fees added to paid in capital	- D, I	- D, I	- D, I	- D, I	- D, I	-	-
Net asset value, end of period	$ 10.30	$ 10.38	$ 10.48	$ 10.52	$ 10.27	$ 10.12	$ 10.03
Total Return B, C	.61%	1.82%	3.01%	6.47%	5.70%	2.32%	4.45%
Ratios to Average Net Assets E
Expenses before expense reductions	.49% A	.49%	.49%	.49%	.49%	.49% A	.55%
Expenses net of voluntary waivers, if any	.49% A	.48%	.49%	.49%	.49%	.49% A	.54%
Expenses net of all reductions	.44% A	.47%	.47%	.45%	.41%	.45% A	.54%
Net investment income	2.73% A	2.57%	2.69%	3.23%	3.85% F	4.17% A	4.02%
Supplemental Data
Net assets, end of period (in millions)	$ 1,840	$ 1,841	$ 1,843	$ 1,683	$ 1,183	$ 965	$ 904
Portfolio turnover rate	27% A	45%	34%	38%	43%	106% A	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. G For the four months ended December 31. H For the year ended August 31. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income D	.139	.265	.125
Net realized and unrealized gain (loss)	(.076)	(.088)	.059
Total from investment operations	.063	.177	.184
Distributions from net investment income	(.140)	(.268)	(.119)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.143)	(.287)	(.184)
Redemption fees added to paid in capital D	- G	- G	- G
Net asset value, end of period	$ 10.30	$ 10.38	$ 10.49
Total Return B, C	.61%	1.71%	1.77%
Ratios to Average Net Assets F
Expenses before expense reductions	.49% A	.49%	.48% A
Expenses net of voluntary waivers, if any	.49% A	.49%	.48% A
Expenses net of all reductions	.45% A	.48%	.47% A
Net investment income	2.73% A	2.57%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,572	$ 1,253	$ 414
Portfolio turnover rate	27% A	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Short-Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005 the Board of Trustees approved a change in the name of Spartan Short-Intermediate Municipal Income Fund to Fidelity Short-Intermediate Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan Short-Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,114
Unrealized depreciation	(6,664)
Net unrealized appreciation (depreciation)	$ 7,450
Cost for federal income tax purposes	$ 1,817,282

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $251,008 and $337,309, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 9	$ -
Class T	0%	.25%	26	-
Class B	.65%	.25%	17	13
Class C	.75%	.25%	58	23
			$ 110	$ 36

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3
Class T	3
Class B*	3
Class C*	4
$ 13

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 5	.09*
Class T	11	.10*
Class B	2	.10*
Class C	7	.11*
Spartan Short-Intermediate Municipal Income	725	.08*
Institutional Class	1	.08*
	$ 751

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $238 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class C	1.53%	-

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $15 and $157, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2
Class T	3
Class B	1
Class C	1
Spartan Short-Intermediate Municipal Income	257
Institutional Class	-
$ 264

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2005	Year ended December 31, 2004
From net investment income
Class A	$ 151	$ 303
Class T	249	403
Class B	35	58
Class C	99	160
Spartan Short-Intermediate Municipal Income	24,972	46,653
Institutional Class	17	21
Total	$ 25,523	$ 47,598
From net realized gain
Class A	$ 4	$ 23
Class T	6	36
Class B	1	7
Class C	3	20
Spartan Short-Intermediate Municipal Income	534	3,398
Institutional Class	1	2
Total	$ 549	$ 3,486

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2005	Year ended December 31, 2004	Six months ended June 30, 2005	Year ended December 31, 2004
Class A
Shares sold	164	1,095	$ 1,695	$ 11,465
Reinvestment of distributions	12	24	122	253
Shares redeemed	(267)	(785)	(2,748)	(8,128)
Net increase (decrease)	(91)	334	$ (931)	$ 3,590
Class T
Shares sold	318	1,569	$ 3,273	$ 16,393
Reinvestment of distributions	17	30	179	309
Shares redeemed	(310)	(818)	(3,187)	(8,551)
Net increase (decrease)	25	781	$ 265	$ 8,151
Class B
Shares sold	41	214	$ 415	$ 2,231
Reinvestment of distributions	2	4	22	42
Shares redeemed	(50)	(84)	(513)	(870)
Net increase (decrease)	(7)	134	$ (76)	$ 1,403

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2005	Year ended December 31, 2004	Six months ended June 30, 2005	Year ended December 31, 2004
Class C
Shares sold	289	658	$ 2,982	$ 6,848
Reinvestment of distributions	6	10	59	103
Shares redeemed	(301)	(295)	(3,100)	(3,054)
Net increase (decrease)	(6)	373	$ (59)	$ 3,897
Spartan Short-Intermediate Municipal Income
Shares sold	27,858	75,115	$ 287,044	$ 784,282
Reinvestment of distributions	1,749	3,669	17,998	38,189
Shares redeemed	(28,363)	(77,123)	(292,167)	(803,196)
Net increase (decrease)	1,244	1,661	$ 12,875	$ 19,275
Institutional Class
Shares sold	66	110	$ 679	$ 1,153
Reinvestment of distributions	1	1	6	8
Shares redeemed	(35)	(30)	(358)	(317)
Net increase (decrease)	32	81	$ 327	$ 844

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Short-Intermediate Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, as applicable, the returns of Class C and the retail class of the fund, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and the retail class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the relative investment performance of the retail class of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the investment performance of the retail class of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% would mean that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of each of Class A, Class T, Class B, Spartan Short-Intermediate Municipal Income Fund (retail class), and Institutional Class ranked below its competitive median for 2004, and the total expenses of Class C ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASTMI-USAN-0805
1.803550.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 19, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 19, 2005